UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.64%
Actual		$ 1,000.00	$ 1,115.40	$ 3.36
Hypothetical A		$ 1,000.00	$ 1,021.62	$ 3.21
Service Class	.74%
Actual		$ 1,000.00	$ 1,114.60	$ 3.88
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 3.71
Service Class 2.89%
Actual		$ 1,000.00	$ 1,113.80	$ 4.66
Hypothetical A		$ 1,000.00	$ 1,020.38	$ 4.46
Service Class 2R	.89%
Actual		$ 1,000.00	$ 1,113.60	$ 4.66
Hypothetical A		$ 1,000.00	$ 1,020.38	$ 4.46
Investor Class	.72%
Actual		$ 1,000.00	$ 1,114.60	$ 3.77
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	2.1	2.0
Capital One Financial Corp.	2.0	1.9
Exxon Mobil Corp.	2.0	2.4
JPMorgan Chase & Co.	2.0	1.6
Google, Inc. Class A	1.9	0.7
Apple, Inc.	1.8	5.6
Cisco Systems, Inc.	1.8	0.0
The Coca-Cola Co.	1.7	1.8
Microsoft Corp.	1.7	0.0
Comcast Corp. Class A	1.6	1.8
	18.6
Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.4	19.5
Financials	16.9	15.9
Health Care	12.4	11.7
Consumer Discretionary	12.2	10.6
Industrials	10.2	10.5
Consumer Staples	10.1	10.5
Energy	9.9	10.8
Materials	3.3	3.6
Utilities	3.2	3.5
Telecommunication Services	2.1	2.4
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks and Equity Futures 98.1%		Stocks and Equity Futures 99.1%
	Bonds 0.0%†		Bonds 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	9.9%	** Foreign investments	11.1%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Diversified Consumer Services - 0.1%
H&R Block, Inc.	643,559	$ 17,858,762
Hotels, Restaurants & Leisure - 2.4%
Bloomin' Brands, Inc.	987,800	24,576,464
Domino's Pizza, Inc.	686,906	39,943,584
Icahn Enterprises LP rights (a)	363,975	4
Starbucks Corp.	2,132,345	139,647,274
Wynn Resorts Ltd.	585,742	74,974,976
Yum! Brands, Inc.	1,847,861	128,130,682
		407,272,984
Internet & Catalog Retail - 1.4%
Liberty Media Corp. Interactive Series A (a)	5,899,212	135,740,868
priceline.com, Inc. (a)	110,197	91,147,245
		226,888,113
Media - 4.7%
Comcast Corp. Class A	6,516,554	272,913,282
DIRECTV (a)	2,169,230	133,667,953
Legend Pictures LLC (a)(h)(i)	2,062	3,471,377
News Corp.:
Class A	6,196,235	201,997,261
Class A (a)(f)	499,500	7,642,350
Sirius XM Radio, Inc. (d)	9,374,609	31,404,940
Time Warner, Inc.	2,328,577	134,638,322
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	11,499	4,312,125
		790,047,610
Multiline Retail - 0.7%
Dollar General Corp. (a)	2,434,882	122,791,099
Specialty Retail - 1.4%
Lowe's Companies, Inc.	2,301,624	94,136,422
TJX Companies, Inc.	2,704,462	135,385,368
		229,521,790
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	1,269,610	80,848,765
Oxford Industries, Inc.	37,900	2,364,960
PVH Corp.	919,333	114,962,592
Under Armour, Inc. Class A (sub. vtg.) (a)	679,530	40,574,736
		238,751,053
TOTAL CONSUMER DISCRETIONARY		2,033,131,411
CONSUMER STAPLES - 10.1%
Beverages - 2.9%
Anheuser-Busch InBev SA NV	288,071	25,935,959
Coca-Cola Bottling Co. CONSOLIDATED	129,797	7,937,087
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	31,947	4,481,845
Coca-Cola Icecek A/S	314,515	9,050,439

	Shares	Value
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	236,570	$ 8,835,890
Constellation Brands, Inc. Class A (sub. vtg.) (a)	441,440	23,007,853
Diageo PLC sponsored ADR	382,735	43,995,388
Embotelladora Andina SA sponsored ADR	225,056	7,737,425
Pernod Ricard SA (d)	347,279	38,508,922
Remy Cointreau SA	264,851	28,103,474
The Coca-Cola Co.	7,155,128	286,992,184
		484,586,466
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	3,203,231	183,160,749
Drogasil SA	495,600	4,797,526
Kroger Co.	2,868,754	99,086,763
United Natural Foods, Inc. (a)	158,315	8,547,427
Wal-Mart Stores, Inc.	538,157	40,087,315
		335,679,780
Food Products - 0.5%
Bunge Ltd.	377,832	26,739,171
Green Mountain Coffee Roasters, Inc. (a)	119,819	8,993,614
Mead Johnson Nutrition Co. Class A	381,638	30,237,179
Nestle SA	296,984	19,488,209
		85,458,173
Household Products - 2.1%
Procter & Gamble Co.	4,611,884	355,068,943
Personal Products - 0.2%
L'Oreal SA	107,196	17,615,874
Nu Skin Enterprises, Inc. Class A	131,808	8,056,105
		25,671,979
Tobacco - 2.4%
Altria Group, Inc.	3,341,667	116,924,928
British American Tobacco PLC sponsored ADR	2,463,988	253,642,925
Philip Morris International, Inc.	388,444	33,647,019
Souza Cruz SA	689,300	8,516,818
		412,731,690
TOTAL CONSUMER STAPLES		1,699,197,031
ENERGY - 9.9%
Energy Equipment & Services - 2.4%
Cameron International Corp. (a)	1,286,180	78,662,769
Dril-Quip, Inc. (a)	140,500	12,685,745
Ensco PLC Class A	1,192,401	69,302,346
Forum Energy Technologies, Inc. (a)	403,050	12,264,812
Halliburton Co.	685,156	28,584,708
National Oilwell Varco, Inc.	1,039,890	71,648,421
Noble Corp.	952,950	35,811,861
Ocean Rig UDW, Inc. (United States) (a)	689,100	12,906,843
Oceaneering International, Inc.	269,818	19,480,860
Oil States International, Inc. (a)	101,907	9,440,664
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	528,002	$ 37,836,623
Vantage Drilling Co. (a)	7,698,000	15,703,920
		404,329,572
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	1,314,603	112,963,836
Apache Corp.	183,517	15,384,230
Bonanza Creek Energy, Inc. (a)	224,490	7,960,415
Cabot Oil & Gas Corp.	218,450	15,514,319
Canadian Natural Resources Ltd.	219,125	6,177,671
Chevron Corp.	1,584,728	187,536,712
Cimarex Energy Co.	264,942	17,218,581
Cobalt International Energy, Inc. (a)	660,409	17,547,067
Concho Resources, Inc. (a)	236,808	19,825,566
ConocoPhillips	222,359	13,452,720
Continental Resources, Inc. (a)	46,234	3,978,898
EOG Resources, Inc.	31,569	4,157,006
EQT Corp.	299,343	23,758,854
Exxon Mobil Corp.	3,728,031	336,827,601
Hess Corp.	490,207	32,593,863
InterOil Corp. (a)(d)	316,997	22,034,461
Kinder Morgan Holding Co. LLC	40,100	1,529,815
Marathon Oil Corp.	2,125,358	73,494,880
Marathon Petroleum Corp.	682,905	48,527,229
Murphy Oil Corp.	240,687	14,655,431
Noble Energy, Inc.	860,300	51,652,412
Occidental Petroleum Corp.	1,044,586	93,208,409
Phillips 66	1,087,504	64,064,861
Spectra Energy Corp.	18,400	634,064
Suncor Energy, Inc.	1,638,960	48,310,126
Synergy Resources Corp. (a)	745,736	5,458,788
The Williams Companies, Inc.	917,860	29,802,914
Western Gas Equity Partners LP	48,500	1,996,745
		1,270,267,474
TOTAL ENERGY		1,674,597,046
FINANCIALS - 16.9%
Capital Markets - 2.4%
Ameriprise Financial, Inc.	940,323	76,053,324
BlackRock, Inc. Class A	230,405	59,179,524
Credit Suisse Group	605,618	16,033,183
Deutsche Bank AG	491,200	20,597,417
E*TRADE Financial Corp. (a)	2,439,627	30,885,678
Evercore Partners, Inc. Class A	325,400	12,781,712
Morgan Stanley	835,019	20,399,514
Northern Trust Corp.	469,001	27,155,158
Oaktree Capital Group LLC Class A	258,400	13,578,920
State Street Corp.	779,503	50,831,391
TD Ameritrade Holding Corp.	753,006	18,290,516

	Shares	Value
The Blackstone Group LP	1,072,067	$ 22,577,731
UBS AG	1,734,559	29,442,125
		397,806,193
Commercial Banks - 2.7%
Barclays PLC	4,070,651	17,335,867
CIT Group, Inc. (a)	626,673	29,221,762
Comerica, Inc.	214,600	8,547,518
First Horizon National Corp.	1,931,760	21,635,712
Huntington Bancshares, Inc.	2,041,751	16,088,998
KBC Groupe SA	107,734	4,011,335
Lloyds Banking Group PLC (a)	6,897,573	6,623,822
M&T Bank Corp.	284,014	31,738,565
PNC Financial Services Group, Inc.	337,459	24,607,510
Sumitomo Mitsui Financial Group, Inc.	158,200	7,241,297
Synovus Financial Corp.	6,342,186	18,519,183
U.S. Bancorp	4,999,872	180,745,373
Wells Fargo & Co.	2,073,741	85,583,291
		451,900,233
Consumer Finance - 2.8%
Capital One Financial Corp.	5,413,049	339,993,608
Cash America International, Inc.	84,208	3,828,096
Discover Financial Services	745,047	35,494,039
SLM Corp.	3,879,076	88,675,677
		467,991,420
Diversified Financial Services - 4.9%
Bank of America Corp.	20,718,539	266,440,412
Citigroup, Inc.	4,572,594	219,347,334
JPMorgan Chase & Co.	6,302,613	332,714,940
KBC Ancora (a)	352,707	6,886,516
		825,389,202
Insurance - 2.8%
ACE Ltd.	642,944	57,530,629
AFLAC, Inc.	461,799	26,839,758
American International Group, Inc. (a)	612,650	27,385,455
Berkshire Hathaway, Inc. Class A (a)	282	47,545,200
Direct Line Insurance Group PLC	6,762,100	23,963,621
esure Group PLC	2,629,414	12,993,424
Fairfax Financial Holdings Ltd. (sub. vtg.)	68,100	26,779,611
Hartford Financial Services Group, Inc.	798,510	24,689,929
Marsh & McLennan Companies, Inc.	1,398,092	55,811,833
MetLife, Inc.	2,646,064	121,083,889
The Travelers Companies, Inc.	551,763	44,096,899
Validus Holdings Ltd.	318,470	11,503,136
		480,223,384
Real Estate Investment Trusts - 0.9%
American Tower Corp.	948,233	69,382,209
Equity Lifestyle Properties, Inc.	352,700	27,718,693
Sun Communities, Inc.	701,869	34,925,001
The Macerich Co.	395,980	24,142,901
		156,168,804
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Altisource Residential Corp. Class B (a)(d)	896,800	$ 14,967,592
CBRE Group, Inc. (a)	1,776,926	41,508,991
		56,476,583
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	486,877	20,069,070
TOTAL FINANCIALS		2,856,024,889
HEALTH CARE - 12.4%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	615,254	56,751,029
Amgen, Inc.	1,511,544	149,128,931
Biogen Idec, Inc. (a)	437,760	94,205,952
CSL Ltd.	594,370	33,473,723
Gilead Sciences, Inc. (a)	3,341,830	171,135,114
Onyx Pharmaceuticals, Inc. (a)	511,719	61,406,280
Regeneron Pharmaceuticals, Inc. (a)	32,310	7,265,873
		573,366,902
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	3,687,677	34,184,766
Covidien PLC	1,786,551	112,266,865
Covidien PLC (a)(f)	25,800	1,475,760
Quidel Corp. (a)(d)	1,243,159	31,737,849
Stryker Corp.	1,213,575	78,494,031
The Cooper Companies, Inc.	544,231	64,790,701
		322,949,972
Health Care Providers & Services - 1.8%
CIGNA Corp.	1,614,947	117,067,508
HCA Holdings, Inc.	643,745	23,213,445
Henry Schein, Inc. (a)	643,330	61,598,848
McKesson Corp.	491,950	56,328,275
Quest Diagnostics, Inc.	669,870	40,614,218
		298,822,294
Life Sciences Tools & Services - 0.6%
Fluidigm Corp. (a)(i)	312,345	5,453,544
Illumina, Inc. (a)	449,244	33,621,421
Thermo Fisher Scientific, Inc.	789,449	66,811,069
		105,886,034
Pharmaceuticals - 4.7%
AbbVie, Inc.	3,084,092	127,496,363
Allergan, Inc.	675,998	56,946,072
Bristol-Myers Squibb Co.	814,944	36,419,847
Merck & Co., Inc.	2,473,270	114,883,392
Pfizer, Inc.	9,636,944	269,930,801
Roche Holding AG (participation certificate)	54,154	13,473,284
Sanofi SA sponsored ADR	573,262	29,528,726
Valeant Pharmaceuticals International, Inc. (Canada) (a)	670,586	57,819,472

	Shares	Value
Warner Chilcott PLC	1,283,182	$ 25,509,658
Zoetis, Inc. Class A	2,110,048	65,179,383
		797,186,998
TOTAL HEALTH CARE		2,098,212,200
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	1,945,672	154,369,616
MTU Aero Engines Holdings AG	60,216	5,807,970
Precision Castparts Corp.	114,800	25,945,948
Textron, Inc.	2,575,698	67,096,933
TransDigm Group, Inc.	28,800	4,514,976
United Technologies Corp.	1,706,998	158,648,394
		416,383,837
Building Products - 0.5%
Armstrong World Industries, Inc. (a)	898,706	42,949,160
Owens Corning (a)	849,988	33,217,531
Quanex Building Products Corp.	618,853	10,421,485
		86,588,176
Commercial Services & Supplies - 0.7%
ADT Corp.	727,713	28,999,363
KAR Auction Services, Inc.	2,246,204	51,370,685
Stericycle, Inc. (a)	359,099	39,655,303
		120,025,351
Electrical Equipment - 1.3%
AMETEK, Inc.	231,800	9,805,140
Eaton Corp. PLC	528,200	34,760,842
Generac Holdings, Inc.	527,409	19,519,407
Hubbell, Inc. Class B	7,000	693,000
Regal-Beloit Corp.	651,175	42,222,187
Roper Industries, Inc.	872,912	108,433,129
		215,433,705
Industrial Conglomerates - 1.5%
3M Co.	294,387	32,191,218
Danaher Corp.	1,929,455	122,134,502
General Electric Co.	4,200,168	97,401,896
		251,727,616
Machinery - 1.9%
Caterpillar, Inc.	1,056,968	87,189,290
Cummins, Inc.	848,613	92,040,566
Illinois Tool Works, Inc.	687,641	47,564,128
Ingersoll-Rand PLC	472,000	26,205,440
Manitowoc Co., Inc.	912,707	16,346,582
Parker Hannifin Corp.	425,961	40,636,679
Volvo AB (B Shares)	600,614	8,042,698
		318,025,383
Professional Services - 0.5%
Manpower, Inc.	474,524	26,003,915
Randstad Holding NV	273,715	11,222,856
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Towers Watson & Co.	78,271	$ 6,413,526
Verisk Analytics, Inc. (a)	616,200	36,787,140
		80,427,437
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	335,571	24,241,649
Union Pacific Corp.	782,680	120,751,870
		144,993,519
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	375,723	94,749,826
TOTAL INDUSTRIALS		1,728,354,850
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 2.8%
ADTRAN, Inc. (d)	898,913	22,122,249
Cisco Systems, Inc.	12,371,400	300,748,734
F5 Networks, Inc. (a)	383,485	26,383,768
Finisar Corp. (a)	415,689	7,045,929
Juniper Networks, Inc. (a)	5,233,910	101,066,802
Polycom, Inc. (a)	1,254,738	13,224,939
		470,592,421
Computers & Peripherals - 2.5%
Apple, Inc.	777,626	308,002,106
EMC Corp.	1,210,710	28,596,970
NCR Corp. (a)	1,482,773	48,916,681
Western Digital Corp.	498,483	30,950,809
		416,466,566
Electronic Equipment & Components - 1.0%
Flextronics International Ltd. (a)	4,490,167	34,753,893
Jabil Circuit, Inc.	3,339,671	68,062,495
TE Connectivity Ltd.	1,508,107	68,679,193
		171,495,581
Internet Software & Services - 2.1%
ExactTarget, Inc. (a)	286,926	9,675,145
Google, Inc. Class A (a)	368,716	324,606,505
Halogen Software, Inc.	409,400	6,111,610
Marketo, Inc. (d)	556,427	13,838,339
Textura Corp.	16,200	421,362
		354,652,961
IT Services - 1.7%
Accenture PLC Class A	64,412	4,635,088
Cognizant Technology Solutions Corp. Class A (a)	1,147,325	71,834,018
Fidelity National Information Services, Inc.	3,753,204	160,787,259
FleetCor Technologies, Inc. (a)	150,700	12,251,910
Global Payments, Inc.	307,400	14,238,768
Lionbridge Technologies, Inc. (a)	722,737	2,095,937

	Shares	Value
Luxoft Holding, Inc. (e)	295,994	$ 5,887,321
WEX, Inc. (a)	289,932	22,237,784
		293,968,085
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	204,120	6,733,919
Broadcom Corp. Class A	3,563,728	120,311,457
Micron Technology, Inc. (a)	3,511,304	50,316,986
NXP Semiconductors NV (a)	3,664,974	113,540,895
PMC-Sierra, Inc. (a)	2,496,498	15,852,762
		306,756,019
Software - 5.5%
Adobe Systems, Inc. (a)	1,955,574	89,095,951
Autodesk, Inc. (a)	71,014	2,410,215
Compuware Corp.	2,182,025	22,583,959
Electronic Arts, Inc. (a)	2,490,682	57,210,966
Guidewire Software, Inc. (a)	672,762	28,289,642
Intuit, Inc.	1,098,833	67,061,778
Jive Software, Inc. (a)	1,045,644	18,999,351
Microsoft Corp.	8,088,831	279,307,334
Oracle Corp.	8,443,052	259,370,557
salesforce.com, Inc. (a)	2,235,109	85,336,462
Ubisoft Entertainment SA (a)	1,122,706	14,701,385
		924,367,600
TOTAL INFORMATION TECHNOLOGY		2,938,299,233
MATERIALS - 3.3%
Chemicals - 2.8%
Airgas, Inc.	344,620	32,897,425
Albemarle Corp.	367,534	22,893,693
Ashland, Inc.	373,782	31,210,797
Eastman Chemical Co.	738,603	51,709,596
Ecolab, Inc.	569,536	48,518,772
FMC Corp.	745,382	45,513,025
LyondellBasell Industries NV Class A	882,494	58,474,052
Monsanto Co.	895,627	88,487,948
PPG Industries, Inc.	330,377	48,370,497
Sigma Aldrich Corp.	484,515	38,935,625
		467,011,430
Construction Materials - 0.2%
Vulcan Materials Co.	670,307	32,449,562
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	439,716	43,918,834
Metals & Mining - 0.1%
Goldcorp, Inc.	702,133	17,438,161
TOTAL MATERIALS		560,817,987
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.3%
inContact, Inc. (a)	1,011,434	8,313,987
Level 3 Communications, Inc. (a)	605,108	12,755,677
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TW telecom, Inc. (a)	10,500	$ 295,470
Verizon Communications, Inc.	3,897,771	196,213,792
		217,578,926
Wireless Telecommunication Services - 0.8%
SBA Communications Corp. Class A (a)	1,074,302	79,627,264
Sprint Nextel Corp. (a)	679,768	4,771,971
T-Mobile US, Inc. (a)	1,416,550	35,144,606
Vodafone Group PLC sponsored ADR	505,900	14,539,566
		134,083,407
TOTAL TELECOMMUNICATION SERVICES		351,662,333
UTILITIES - 3.2%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	1,167,829	52,295,383
Duke Energy Corp.	1,516,303	102,350,453
Edison International	538,226	25,920,964
Entergy Corp.	47,800	3,330,704
FirstEnergy Corp.	920,872	34,385,360
PPL Corp.	684,300	20,706,918
		238,989,782
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc.	1,797,852	48,002,648
The AES Corp.	1,947,104	23,345,777
		71,348,425
Multi-Utilities - 1.4%
Ameren Corp.	233,177	8,030,616
CenterPoint Energy, Inc.	2,530,574	59,443,183
Dominion Resources, Inc.	415,500	23,608,710
NiSource, Inc.	799,577	22,899,885
PG&E Corp.	1,462,734	66,890,826
Sempra Energy	632,550	51,717,288
		232,590,508
TOTAL UTILITIES		542,928,715
TOTAL COMMON STOCKS (Cost $13,137,984,354)		16,483,225,695
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Jumptap, Inc. Series G (i) (Cost $8,211,980)	1,141,504	7,785,057
Convertible Bonds - 0.0%
	Principal Amount	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $3,096,600)	$ 3,120,000	$ 3,291,600
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 7/5/13 to 8/29/13 (g) (Cost $6,324,851)	6,325,000	6,324,900
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	368,073,376	368,073,376
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	84,042,853	84,042,853
TOTAL MONEY MARKET FUNDS (Cost $452,116,229)		452,116,229
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $13,607,734,014)		16,952,743,481
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(70,461,121)
NET ASSETS - 100%		$ 16,882,282,360
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
827 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 66,131,055	$ 103,626
The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,566,901.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,022,103 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,236
Jumptap, Inc. Series G	6/29/12	$ 8,211,980
Legend Pictures LLC	9/23/10	$ 1,546,500
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 226,315
Fidelity Securities Lending Cash Central Fund	1,872,807
Total	$ 2,099,122
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Luxoft Holding, Inc.	$ -	$ 5,783,686	$ -	$ -	$ 5,887,321
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,040,916,468	$ 2,025,347,905	$ -	$ 15,568,563
Consumer Staples	1,699,197,031	1,653,772,863	45,424,168	-
Energy	1,674,597,046	1,674,597,046	-	-
Financials	2,856,024,889	2,758,751,178	97,273,711	-
Health Care	2,098,212,200	2,036,805,920	61,406,280	-
Industrials	1,728,354,850	1,728,354,850	-	-
Information Technology	2,938,299,233	2,938,299,233	-	-
Materials	560,817,987	560,817,987	-	-
Telecommunication Services	351,662,333	351,662,333	-	-
Utilities	542,928,715	542,928,715	-	-
Corporate Bonds	3,291,600	-	3,291,600	-
U.S. Government and Government Agency Obligations	6,324,900	-	6,324,900	-
Money Market Funds	452,116,229	452,116,229	-	-
Total Investments in Securities:	$ 16,952,743,481	$ 16,723,454,259	$ 213,720,659	$ 15,568,563
Derivative Instruments:
Assets
Futures Contracts	$ 103,626	$ 103,626	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 54,805,097
Level 2 to Level 1	$ 203,070,071
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 103,626	$ -
Total Value of Derivatives	$ 103,626	$ -

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $80,568,662) - See accompanying schedule: Unaffiliated issuers (cost $13,149,834,099)	$ 16,494,739,931
Fidelity Central Funds (cost $452,116,229)	452,116,229
Other affiliated issuers (cost $5,783,686)	5,887,321
Total Investments (cost $13,607,734,014)		$ 16,952,743,481
Receivable for investments sold		416,216,746
Receivable for fund shares sold		4,004,332
Dividends receivable		16,006,975
Interest receivable		6,631
Distributions receivable from Fidelity Central Funds		302,758
Other receivables		818,532
Total assets		17,390,099,455

Liabilities
Payable to custodian bank	$ 40,382
Payable for investments purchased Regular delivery	386,136,690
Delayed delivery	9,100,257
Payable for fund shares redeemed	16,260,240
Accrued management fee	7,978,081
Distribution and service plan fees payable	1,807,291
Payable for daily variation margin for derivative instruments	298,325
Other affiliated payables	1,469,191
Other payables and accrued expenses	683,785
Collateral on securities loaned, at value	84,042,853
Total liabilities		507,817,095

Net Assets		$ 16,882,282,360
Net Assets consist of:
Paid in capital		$ 14,970,487,563
Undistributed net investment income		86,327,451
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,519,592,488)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,345,059,834
Net Assets		$ 16,882,282,360

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($6,838,441,189 ÷ 231,913,064 shares)	$ 29.49

Service Class: Net Asset Value, offering price and redemption price per share ($1,499,629,634 ÷ 51,047,882 shares)	$ 29.38

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,703,333,426 ÷ 266,042,686 shares)	$ 28.96

Service Class 2R: Net Asset Value, offering price and redemption price per share ($9,468,570 ÷ 327,559 shares)	$ 28.91

Investor Class: Net Asset Value, offering price and redemption price per share ($831,409,541 ÷ 28,307,914 shares)	$ 29.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 150,102,732
Interest		168,500
Income from Fidelity Central Funds		2,099,122
Total income		152,370,354

Expenses
Management fee	$ 47,777,715
Transfer agent fees	6,327,582
Distribution and service plan fees	10,963,697
Accounting and security lending fees	805,636
Custodian fees and expenses	159,878
Independent trustees' compensation	52,296
Appreciation in deferred trustee compensation account	33
Audit	53,482
Legal	16,666
Miscellaneous	92,059
Total expenses before reductions	66,249,044
Expense reductions	(793,341)	65,455,703
Net investment income (loss)		86,914,651
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,232,227,243
Foreign currency transactions	(135,640)
Futures contracts	6,306,667
Total net realized gain (loss)		1,238,398,270
Change in net unrealized appreciation (depreciation) on: Investment securities	518,830,858
Assets and liabilities in foreign currencies	(78,340)
Futures contracts	(52,610)
Total change in net unrealized appreciation (depreciation)		518,699,908
Net gain (loss)		1,757,098,178
Net increase (decrease) in net assets resulting from operations		$ 1,844,012,829

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,914,651	$ 184,313,100
Net realized gain (loss)	1,238,398,270	635,918,428
Change in net unrealized appreciation (depreciation)	518,699,908	1,584,493,232
Net increase (decrease) in net assets resulting from operations	1,844,012,829	2,404,724,760
Distributions to shareholders from net investment income	-	(189,531,129)
Distributions to shareholders from net realized gain	-	(8,351,979)
Total distributions	-	(197,883,108)
Share transactions - net increase (decrease)	(1,225,080,694)	(899,286,819)
Redemption fees	359	69
Total increase (decrease) in net assets	618,932,494	1,307,554,902

Net Assets
Beginning of period	16,263,349,866	14,955,794,964
End of period (including undistributed net investment income of $86,327,451 and distributions in excess of net investment income of $587,200, respectively)	$ 16,882,282,360	$ 16,263,349,866

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.44	$ 23.02	$ 23.88	$ 20.62	$ 15.39	$ 27.90
Income from Investment Operations
Net investment income (loss) E	.16	.32	.25	.23	.23	.24
Net realized and unrealized gain (loss)	2.89	3.46	(.86)	3.31	5.26	(11.87)
Total from investment operations	3.05	3.78	(.61)	3.54	5.49	(11.63)
Distributions from net investment income	-	(.34) H	(.25)	(.27)	(.25)	(.23)
Distributions from net realized gain	-	(.01) H	-	(.01)	(.01)	(.65)
Total distributions	-	(.36) L	(.25)	(.28)	(.26) K	(.88)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 29.49	$ 26.44	$ 23.02	$ 23.88	$ 20.62	$ 15.39
Total Return B,C,D	11.54%	16.42%	(2.53)%	17.22%	35.71%	(42.51)%
Ratios to Average Net Assets F,I
Expenses before reductions	.64% A	.64%	.65%	.65%	.67%	.66%
Expenses net of fee waivers, if any	.64% A	.64%	.64%	.65%	.67%	.66%
Expenses net of all reductions	.63% A	.63%	.63%	.63%	.65%	.65%
Net investment income (loss)	1.14% A	1.27%	1.03%	1.06%	1.33%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,838,441	$ 6,440,357	$ 6,113,440	$ 7,160,125	$ 7,405,228	$ 6,240,871
Portfolio turnover rate G	91% A	87%	135%	117%	145%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.26 per share is comprised of distributions from net investment income of $.250 and distributions from net realized gain of $.005 per share. L Total distributions of $.36 per share is comprised of distributions from net investment income of $.342 and distributions from net realized gain of $.013 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.36	$ 22.95	$ 23.81	$ 20.55	$ 15.33	$ 27.80
Income from Investment Operations
Net investment income (loss) E	.15	.30	.22	.20	.21	.21
Net realized and unrealized gain (loss)	2.87	3.44	(.85)	3.31	5.25	(11.83)
Total from investment operations	3.02	3.74	(.63)	3.51	5.46	(11.62)
Distributions from net investment income	-	(.32) H	(.23)	(.24)	(.23)	(.20)
Distributions from net realized gain	-	(.01) H	-	(.01)	(.01)	(.65)
Total distributions	-	(.33)	(.23)	(.25)	(.24) K	(.85)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 29.38	$ 26.36	$ 22.95	$ 23.81	$ 20.55	$ 15.33
Total Return B,C,D	11.46%	16.31%	(2.64)%	17.11%	35.66%	(42.61)%
Ratios to Average Net Assets F,I
Expenses before reductions	.74% A	.74%	.75%	.75%	.77%	.76%
Expenses net of fee waivers, if any	.74% A	.74%	.74%	.75%	.77%	.76%
Expenses net of all reductions	.73% A	.73%	.73%	.73%	.75%	.75%
Net investment income (loss)	1.04% A	1.16%	.93%	.96%	1.23%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,499,630	$ 1,374,781	$ 1,277,101	$ 1,379,305	$ 1,784,820	$ 1,497,734
Portfolio turnover rate G	91% A	87%	135%	117%	145%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.00	$ 22.64	$ 23.49	$ 20.29	$ 15.14	$ 27.46
Income from Investment Operations
Net investment income (loss) E	.13	.26	.18	.17	.18	.18
Net realized and unrealized gain (loss)	2.83	3.39	(.84)	3.26	5.18	(11.67)
Total from investment operations	2.96	3.65	(.66)	3.43	5.36	(11.49)
Distributions from net investment income	-	(.28) H	(.19)	(.22)	(.21)	(.18)
Distributions from net realized gain	-	(.01) H	-	(.01)	(.01)	(.65)
Total distributions	-	(.29)	(.19)	(.23)	(.21) K	(.83)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 28.96	$ 26.00	$ 22.64	$ 23.49	$ 20.29	$ 15.14
Total Return B,C,D	11.38%	16.14%	(2.78)%	16.93%	35.47%	(42.69)%
Ratios to Average Net Assets F,I
Expenses before reductions	.89%A	.89%	.90%	.90%	.92%	.91%
Expenses net of fee waivers, if any	.89% A	.89%	.89%	.90%	.92%	.91%
Expenses net of all reductions	.88% A	.88%	.88%	.88%	.90%	.90%
Net investment income (loss)	.89% A	1.02%	.78%	.81%	1.08%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,703,333	$ 7,740,640	$ 6,980,191	$ 7,627,793	$ 7,577,737	$ 6,187,985
Portfolio turnover rate G	91% A	87%	135%	117%	145%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.96	$ 22.60	$ 23.44	$ 20.24	$ 15.10	$ 27.35
Income from Investment Operations
Net investment income (loss) E	.13	.26	.18	.17	.18	.18
Net realized and unrealized gain (loss)	2.82	3.39	(.84)	3.25	5.17	(11.62)
Total from investment operations	2.95	3.65	(.66)	3.42	5.35	(11.44)
Distributions from net investment income	-	(.27) H	(.18)	(.21)	(.20)	(.16)
Distributions from net realized gain	-	(.01) H	-	(.01)	(.01)	(.65)
Total distributions	-	(.29) L	(.18)	(.22)	(.21) K	(.81)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 28.91	$ 25.96	$ 22.60	$ 23.44	$ 20.24	$ 15.10
Total Return B,C,D	11.36%	16.15%	(2.79)%	16.94%	35.46%	(42.69)%
Ratios to Average Net Assets F,I
Expenses before reductions	.89% A	.89%	.90%	.90%	.92%	.91%
Expenses net of fee waivers, if any	.89% A	.89%	.89%	.90%	.92%	.91%
Expenses net of all reductions	.88% A	.88%	.88%	.88%	.90%	.90%
Net investment income (loss)	.89% A	1.02%	.78%	.81%	1.08%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,469	$ 8,727	$ 8,042	$ 10,942	$ 13,285	$ 13,585
Portfolio turnover rate G	91% A	87%	135%	117%	145%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.200 and distributions from net realized gain of $.005 per share. L Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.35	$ 22.94	$ 23.80	$ 20.56	$ 15.34	$ 27.82
Income from Investment Operations
Net investment income (loss) E	.15	.30	.23	.21	.21	.21
Net realized and unrealized gain (loss)	2.87	3.45	(.86)	3.30	5.25	(11.83)
Total from investment operations	3.02	3.75	(.63)	3.51	5.46	(11.62)
Distributions from net investment income	-	(.32) H	(.23)	(.26)	(.24)	(.21)
Distributions from net realized gain	-	(.01) H	-	(.01)	(.01)	(.65)
Total distributions	-	(.34) L	(.23)	(.27)	(.24) K	(.86)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 29.37	$ 26.35	$ 22.94	$ 23.80	$ 20.56	$ 15.34
Total Return B,C,D	11.46%	16.34%	(2.62)%	17.10%	35.66%	(42.60)%
Ratios to Average Net Assets F,I
Expenses before reductions	.72% A	.73%	.73%	.74%	.77%	.75%
Expenses net of fee waivers, if any	.72% A	.73%	.73%	.73%	.77%	.75%
Expenses net of all reductions	.71% A	.71%	.71%	.72%	.75%	.74%
Net investment income (loss)	1.06% A	1.18%	.94%	.98%	1.23%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 831,410	$ 698,845	$ 577,021	$ 570,841	$ 457,476	$ 324,919
Portfolio turnover rate G	91% A	87%	135%	117%	145%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.005 per share. L Total distributions of $.34 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,502,047,237
Gross unrealized depreciation	(230,982,509)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,271,064,728

Tax cost	$ 13,681,678,753

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (336,841,666)
2017	(2,334,998,928)
Total capital loss carryforward	$ (2,671,840,594)

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $6,306,667and a change in net unrealized appreciation (depreciation) of $(52,610) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,672,871,624 and $9,015,294,181, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 737,094
Service Class 2	10,214,868
Service Class 2R	11,735
$ 10,963,697

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 2,367,165
Service Class	513,878
Service Class 2	2,842,098
Service Class 2R	3,255
Investor Class	601,186
$ 6,327,582

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $281,113 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,727 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,745,196. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,872,807, including $5,711 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $793,301 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $40.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 82,580,923
Service Class	-	16,341,913
Service Class 2	-	82,113,206
Service Class 2R	-	91,369
Investor Class	-	8,403,718
Total	$ -	$ 189,531,129
From net realized gain
Initial Class	$ -	$ 3,278,212
Service Class	-	704,666
Service Class 2	-	4,008,661
Service Class 2R	-	4,524
Investor Class	-	355,916
Total	$ -	$ 8,351,979

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	3,200,594	8,108,840	$ 91,610,663	$ 207,519,230
Reinvestment of distributions	-	3,281,594	-	85,859,135
Shares redeemed	(14,834,408)	(33,386,959)	(423,421,563)	(856,012,042)
Net increase (decrease)	(11,633,814)	(21,996,525)	$ (331,810,900)	$ (562,633,677)
Service Class
Shares sold	2,136,777	4,101,561	$ 60,749,521	$ 104,241,858
Reinvestment of distributions	-	653,535	-	17,046,579
Shares redeemed	(3,246,142)	(8,246,935)	(92,489,710)	(210,877,762)
Net increase (decrease)	(1,109,365)	(3,491,839)	$ (31,740,189)	$ (89,589,325)
Service Class 2
Shares sold	9,590,840	32,699,560	$ 269,352,938	$ 807,565,716
Reinvestment of distributions	-	3,346,604	-	86,121,867
Shares redeemed	(41,270,290)	(46,616,409)	(1,181,392,976)	(1,175,112,838)
Net increase (decrease)	(31,679,450)	(10,570,245)	$ (912,040,038)	$ (281,425,255)
Service Class 2R
Shares sold	24,059	68,230	$ 674,725	$ 1,645,251
Reinvestment of distributions	-	3,733	-	95,893
Shares redeemed	(32,711)	(91,575)	(920,959)	(2,281,001)
Net increase (decrease)	(8,652)	(19,612)	$ (246,234)	$ (539,857)
Investor Class
Shares sold	2,245,160	2,695,333	$ 63,892,247	$ 68,539,753
Reinvestment of distributions	-	335,952	-	8,759,634
Shares redeemed	(458,689)	(1,659,317)	(13,135,580)	(42,398,092)
Net increase (decrease)	1,786,471	1,371,968	$ 50,756,667	$ 34,901,295

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 22% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCON-SANN-0813
1.705691.115

Fidelity® Variable Insurance Products:

Contrafund® Portfolio - Service Class 2R

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site a http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.64%
Actual		$ 1,000.00	$ 1,115.40	$ 3.36
Hypothetical A		$ 1,000.00	$ 1,021.62	$ 3.21
Service Class	.74%
Actual		$ 1,000.00	$ 1,114.60	$ 3.88
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 3.71
Service Class 2.89%
Actual		$ 1,000.00	$ 1,113.80	$ 4.66
Hypothetical A		$ 1,000.00	$ 1,020.38	$ 4.46
Service Class 2R	.89%
Actual		$ 1,000.00	$ 1,113.60	$ 4.66
Hypothetical A		$ 1,000.00	$ 1,020.38	$ 4.46
Investor Class	.72%
Actual		$ 1,000.00	$ 1,114.60	$ 3.77
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	2.1	2.0
Capital One Financial Corp.	2.0	1.9
Exxon Mobil Corp.	2.0	2.4
JPMorgan Chase & Co.	2.0	1.6
Google, Inc. Class A	1.9	0.7
Apple, Inc.	1.8	5.6
Cisco Systems, Inc.	1.8	0.0
The Coca-Cola Co.	1.7	1.8
Microsoft Corp.	1.7	0.0
Comcast Corp. Class A	1.6	1.8
	18.6
Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.4	19.5
Financials	16.9	15.9
Health Care	12.4	11.7
Consumer Discretionary	12.2	10.6
Industrials	10.2	10.5
Consumer Staples	10.1	10.5
Energy	9.9	10.8
Materials	3.3	3.6
Utilities	3.2	3.5
Telecommunication Services	2.1	2.4
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks and Equity Futures 98.1%		Stocks and Equity Futures 99.1%
	Bonds 0.0%†		Bonds 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	9.9%	** Foreign investments	11.1%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Diversified Consumer Services - 0.1%
H&R Block, Inc.	643,559	$ 17,858,762
Hotels, Restaurants & Leisure - 2.4%
Bloomin' Brands, Inc.	987,800	24,576,464
Domino's Pizza, Inc.	686,906	39,943,584
Icahn Enterprises LP rights (a)	363,975	4
Starbucks Corp.	2,132,345	139,647,274
Wynn Resorts Ltd.	585,742	74,974,976
Yum! Brands, Inc.	1,847,861	128,130,682
		407,272,984
Internet & Catalog Retail - 1.4%
Liberty Media Corp. Interactive Series A (a)	5,899,212	135,740,868
priceline.com, Inc. (a)	110,197	91,147,245
		226,888,113
Media - 4.7%
Comcast Corp. Class A	6,516,554	272,913,282
DIRECTV (a)	2,169,230	133,667,953
Legend Pictures LLC (a)(h)(i)	2,062	3,471,377
News Corp.:
Class A	6,196,235	201,997,261
Class A (a)(f)	499,500	7,642,350
Sirius XM Radio, Inc. (d)	9,374,609	31,404,940
Time Warner, Inc.	2,328,577	134,638,322
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	11,499	4,312,125
		790,047,610
Multiline Retail - 0.7%
Dollar General Corp. (a)	2,434,882	122,791,099
Specialty Retail - 1.4%
Lowe's Companies, Inc.	2,301,624	94,136,422
TJX Companies, Inc.	2,704,462	135,385,368
		229,521,790
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	1,269,610	80,848,765
Oxford Industries, Inc.	37,900	2,364,960
PVH Corp.	919,333	114,962,592
Under Armour, Inc. Class A (sub. vtg.) (a)	679,530	40,574,736
		238,751,053
TOTAL CONSUMER DISCRETIONARY		2,033,131,411
CONSUMER STAPLES - 10.1%
Beverages - 2.9%
Anheuser-Busch InBev SA NV	288,071	25,935,959
Coca-Cola Bottling Co. CONSOLIDATED	129,797	7,937,087
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	31,947	4,481,845
Coca-Cola Icecek A/S	314,515	9,050,439

	Shares	Value
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	236,570	$ 8,835,890
Constellation Brands, Inc. Class A (sub. vtg.) (a)	441,440	23,007,853
Diageo PLC sponsored ADR	382,735	43,995,388
Embotelladora Andina SA sponsored ADR	225,056	7,737,425
Pernod Ricard SA (d)	347,279	38,508,922
Remy Cointreau SA	264,851	28,103,474
The Coca-Cola Co.	7,155,128	286,992,184
		484,586,466
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	3,203,231	183,160,749
Drogasil SA	495,600	4,797,526
Kroger Co.	2,868,754	99,086,763
United Natural Foods, Inc. (a)	158,315	8,547,427
Wal-Mart Stores, Inc.	538,157	40,087,315
		335,679,780
Food Products - 0.5%
Bunge Ltd.	377,832	26,739,171
Green Mountain Coffee Roasters, Inc. (a)	119,819	8,993,614
Mead Johnson Nutrition Co. Class A	381,638	30,237,179
Nestle SA	296,984	19,488,209
		85,458,173
Household Products - 2.1%
Procter & Gamble Co.	4,611,884	355,068,943
Personal Products - 0.2%
L'Oreal SA	107,196	17,615,874
Nu Skin Enterprises, Inc. Class A	131,808	8,056,105
		25,671,979
Tobacco - 2.4%
Altria Group, Inc.	3,341,667	116,924,928
British American Tobacco PLC sponsored ADR	2,463,988	253,642,925
Philip Morris International, Inc.	388,444	33,647,019
Souza Cruz SA	689,300	8,516,818
		412,731,690
TOTAL CONSUMER STAPLES		1,699,197,031
ENERGY - 9.9%
Energy Equipment & Services - 2.4%
Cameron International Corp. (a)	1,286,180	78,662,769
Dril-Quip, Inc. (a)	140,500	12,685,745
Ensco PLC Class A	1,192,401	69,302,346
Forum Energy Technologies, Inc. (a)	403,050	12,264,812
Halliburton Co.	685,156	28,584,708
National Oilwell Varco, Inc.	1,039,890	71,648,421
Noble Corp.	952,950	35,811,861
Ocean Rig UDW, Inc. (United States) (a)	689,100	12,906,843
Oceaneering International, Inc.	269,818	19,480,860
Oil States International, Inc. (a)	101,907	9,440,664
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	528,002	$ 37,836,623
Vantage Drilling Co. (a)	7,698,000	15,703,920
		404,329,572
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	1,314,603	112,963,836
Apache Corp.	183,517	15,384,230
Bonanza Creek Energy, Inc. (a)	224,490	7,960,415
Cabot Oil & Gas Corp.	218,450	15,514,319
Canadian Natural Resources Ltd.	219,125	6,177,671
Chevron Corp.	1,584,728	187,536,712
Cimarex Energy Co.	264,942	17,218,581
Cobalt International Energy, Inc. (a)	660,409	17,547,067
Concho Resources, Inc. (a)	236,808	19,825,566
ConocoPhillips	222,359	13,452,720
Continental Resources, Inc. (a)	46,234	3,978,898
EOG Resources, Inc.	31,569	4,157,006
EQT Corp.	299,343	23,758,854
Exxon Mobil Corp.	3,728,031	336,827,601
Hess Corp.	490,207	32,593,863
InterOil Corp. (a)(d)	316,997	22,034,461
Kinder Morgan Holding Co. LLC	40,100	1,529,815
Marathon Oil Corp.	2,125,358	73,494,880
Marathon Petroleum Corp.	682,905	48,527,229
Murphy Oil Corp.	240,687	14,655,431
Noble Energy, Inc.	860,300	51,652,412
Occidental Petroleum Corp.	1,044,586	93,208,409
Phillips 66	1,087,504	64,064,861
Spectra Energy Corp.	18,400	634,064
Suncor Energy, Inc.	1,638,960	48,310,126
Synergy Resources Corp. (a)	745,736	5,458,788
The Williams Companies, Inc.	917,860	29,802,914
Western Gas Equity Partners LP	48,500	1,996,745
		1,270,267,474
TOTAL ENERGY		1,674,597,046
FINANCIALS - 16.9%
Capital Markets - 2.4%
Ameriprise Financial, Inc.	940,323	76,053,324
BlackRock, Inc. Class A	230,405	59,179,524
Credit Suisse Group	605,618	16,033,183
Deutsche Bank AG	491,200	20,597,417
E*TRADE Financial Corp. (a)	2,439,627	30,885,678
Evercore Partners, Inc. Class A	325,400	12,781,712
Morgan Stanley	835,019	20,399,514
Northern Trust Corp.	469,001	27,155,158
Oaktree Capital Group LLC Class A	258,400	13,578,920
State Street Corp.	779,503	50,831,391
TD Ameritrade Holding Corp.	753,006	18,290,516

	Shares	Value
The Blackstone Group LP	1,072,067	$ 22,577,731
UBS AG	1,734,559	29,442,125
		397,806,193
Commercial Banks - 2.7%
Barclays PLC	4,070,651	17,335,867
CIT Group, Inc. (a)	626,673	29,221,762
Comerica, Inc.	214,600	8,547,518
First Horizon National Corp.	1,931,760	21,635,712
Huntington Bancshares, Inc.	2,041,751	16,088,998
KBC Groupe SA	107,734	4,011,335
Lloyds Banking Group PLC (a)	6,897,573	6,623,822
M&T Bank Corp.	284,014	31,738,565
PNC Financial Services Group, Inc.	337,459	24,607,510
Sumitomo Mitsui Financial Group, Inc.	158,200	7,241,297
Synovus Financial Corp.	6,342,186	18,519,183
U.S. Bancorp	4,999,872	180,745,373
Wells Fargo & Co.	2,073,741	85,583,291
		451,900,233
Consumer Finance - 2.8%
Capital One Financial Corp.	5,413,049	339,993,608
Cash America International, Inc.	84,208	3,828,096
Discover Financial Services	745,047	35,494,039
SLM Corp.	3,879,076	88,675,677
		467,991,420
Diversified Financial Services - 4.9%
Bank of America Corp.	20,718,539	266,440,412
Citigroup, Inc.	4,572,594	219,347,334
JPMorgan Chase & Co.	6,302,613	332,714,940
KBC Ancora (a)	352,707	6,886,516
		825,389,202
Insurance - 2.8%
ACE Ltd.	642,944	57,530,629
AFLAC, Inc.	461,799	26,839,758
American International Group, Inc. (a)	612,650	27,385,455
Berkshire Hathaway, Inc. Class A (a)	282	47,545,200
Direct Line Insurance Group PLC	6,762,100	23,963,621
esure Group PLC	2,629,414	12,993,424
Fairfax Financial Holdings Ltd. (sub. vtg.)	68,100	26,779,611
Hartford Financial Services Group, Inc.	798,510	24,689,929
Marsh & McLennan Companies, Inc.	1,398,092	55,811,833
MetLife, Inc.	2,646,064	121,083,889
The Travelers Companies, Inc.	551,763	44,096,899
Validus Holdings Ltd.	318,470	11,503,136
		480,223,384
Real Estate Investment Trusts - 0.9%
American Tower Corp.	948,233	69,382,209
Equity Lifestyle Properties, Inc.	352,700	27,718,693
Sun Communities, Inc.	701,869	34,925,001
The Macerich Co.	395,980	24,142,901
		156,168,804
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Altisource Residential Corp. Class B (a)(d)	896,800	$ 14,967,592
CBRE Group, Inc. (a)	1,776,926	41,508,991
		56,476,583
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	486,877	20,069,070
TOTAL FINANCIALS		2,856,024,889
HEALTH CARE - 12.4%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	615,254	56,751,029
Amgen, Inc.	1,511,544	149,128,931
Biogen Idec, Inc. (a)	437,760	94,205,952
CSL Ltd.	594,370	33,473,723
Gilead Sciences, Inc. (a)	3,341,830	171,135,114
Onyx Pharmaceuticals, Inc. (a)	511,719	61,406,280
Regeneron Pharmaceuticals, Inc. (a)	32,310	7,265,873
		573,366,902
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	3,687,677	34,184,766
Covidien PLC	1,786,551	112,266,865
Covidien PLC (a)(f)	25,800	1,475,760
Quidel Corp. (a)(d)	1,243,159	31,737,849
Stryker Corp.	1,213,575	78,494,031
The Cooper Companies, Inc.	544,231	64,790,701
		322,949,972
Health Care Providers & Services - 1.8%
CIGNA Corp.	1,614,947	117,067,508
HCA Holdings, Inc.	643,745	23,213,445
Henry Schein, Inc. (a)	643,330	61,598,848
McKesson Corp.	491,950	56,328,275
Quest Diagnostics, Inc.	669,870	40,614,218
		298,822,294
Life Sciences Tools & Services - 0.6%
Fluidigm Corp. (a)(i)	312,345	5,453,544
Illumina, Inc. (a)	449,244	33,621,421
Thermo Fisher Scientific, Inc.	789,449	66,811,069
		105,886,034
Pharmaceuticals - 4.7%
AbbVie, Inc.	3,084,092	127,496,363
Allergan, Inc.	675,998	56,946,072
Bristol-Myers Squibb Co.	814,944	36,419,847
Merck & Co., Inc.	2,473,270	114,883,392
Pfizer, Inc.	9,636,944	269,930,801
Roche Holding AG (participation certificate)	54,154	13,473,284
Sanofi SA sponsored ADR	573,262	29,528,726
Valeant Pharmaceuticals International, Inc. (Canada) (a)	670,586	57,819,472

	Shares	Value
Warner Chilcott PLC	1,283,182	$ 25,509,658
Zoetis, Inc. Class A	2,110,048	65,179,383
		797,186,998
TOTAL HEALTH CARE		2,098,212,200
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	1,945,672	154,369,616
MTU Aero Engines Holdings AG	60,216	5,807,970
Precision Castparts Corp.	114,800	25,945,948
Textron, Inc.	2,575,698	67,096,933
TransDigm Group, Inc.	28,800	4,514,976
United Technologies Corp.	1,706,998	158,648,394
		416,383,837
Building Products - 0.5%
Armstrong World Industries, Inc. (a)	898,706	42,949,160
Owens Corning (a)	849,988	33,217,531
Quanex Building Products Corp.	618,853	10,421,485
		86,588,176
Commercial Services & Supplies - 0.7%
ADT Corp.	727,713	28,999,363
KAR Auction Services, Inc.	2,246,204	51,370,685
Stericycle, Inc. (a)	359,099	39,655,303
		120,025,351
Electrical Equipment - 1.3%
AMETEK, Inc.	231,800	9,805,140
Eaton Corp. PLC	528,200	34,760,842
Generac Holdings, Inc.	527,409	19,519,407
Hubbell, Inc. Class B	7,000	693,000
Regal-Beloit Corp.	651,175	42,222,187
Roper Industries, Inc.	872,912	108,433,129
		215,433,705
Industrial Conglomerates - 1.5%
3M Co.	294,387	32,191,218
Danaher Corp.	1,929,455	122,134,502
General Electric Co.	4,200,168	97,401,896
		251,727,616
Machinery - 1.9%
Caterpillar, Inc.	1,056,968	87,189,290
Cummins, Inc.	848,613	92,040,566
Illinois Tool Works, Inc.	687,641	47,564,128
Ingersoll-Rand PLC	472,000	26,205,440
Manitowoc Co., Inc.	912,707	16,346,582
Parker Hannifin Corp.	425,961	40,636,679
Volvo AB (B Shares)	600,614	8,042,698
		318,025,383
Professional Services - 0.5%
Manpower, Inc.	474,524	26,003,915
Randstad Holding NV	273,715	11,222,856
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Towers Watson & Co.	78,271	$ 6,413,526
Verisk Analytics, Inc. (a)	616,200	36,787,140
		80,427,437
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	335,571	24,241,649
Union Pacific Corp.	782,680	120,751,870
		144,993,519
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	375,723	94,749,826
TOTAL INDUSTRIALS		1,728,354,850
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 2.8%
ADTRAN, Inc. (d)	898,913	22,122,249
Cisco Systems, Inc.	12,371,400	300,748,734
F5 Networks, Inc. (a)	383,485	26,383,768
Finisar Corp. (a)	415,689	7,045,929
Juniper Networks, Inc. (a)	5,233,910	101,066,802
Polycom, Inc. (a)	1,254,738	13,224,939
		470,592,421
Computers & Peripherals - 2.5%
Apple, Inc.	777,626	308,002,106
EMC Corp.	1,210,710	28,596,970
NCR Corp. (a)	1,482,773	48,916,681
Western Digital Corp.	498,483	30,950,809
		416,466,566
Electronic Equipment & Components - 1.0%
Flextronics International Ltd. (a)	4,490,167	34,753,893
Jabil Circuit, Inc.	3,339,671	68,062,495
TE Connectivity Ltd.	1,508,107	68,679,193
		171,495,581
Internet Software & Services - 2.1%
ExactTarget, Inc. (a)	286,926	9,675,145
Google, Inc. Class A (a)	368,716	324,606,505
Halogen Software, Inc.	409,400	6,111,610
Marketo, Inc. (d)	556,427	13,838,339
Textura Corp.	16,200	421,362
		354,652,961
IT Services - 1.7%
Accenture PLC Class A	64,412	4,635,088
Cognizant Technology Solutions Corp. Class A (a)	1,147,325	71,834,018
Fidelity National Information Services, Inc.	3,753,204	160,787,259
FleetCor Technologies, Inc. (a)	150,700	12,251,910
Global Payments, Inc.	307,400	14,238,768
Lionbridge Technologies, Inc. (a)	722,737	2,095,937

	Shares	Value
Luxoft Holding, Inc. (e)	295,994	$ 5,887,321
WEX, Inc. (a)	289,932	22,237,784
		293,968,085
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	204,120	6,733,919
Broadcom Corp. Class A	3,563,728	120,311,457
Micron Technology, Inc. (a)	3,511,304	50,316,986
NXP Semiconductors NV (a)	3,664,974	113,540,895
PMC-Sierra, Inc. (a)	2,496,498	15,852,762
		306,756,019
Software - 5.5%
Adobe Systems, Inc. (a)	1,955,574	89,095,951
Autodesk, Inc. (a)	71,014	2,410,215
Compuware Corp.	2,182,025	22,583,959
Electronic Arts, Inc. (a)	2,490,682	57,210,966
Guidewire Software, Inc. (a)	672,762	28,289,642
Intuit, Inc.	1,098,833	67,061,778
Jive Software, Inc. (a)	1,045,644	18,999,351
Microsoft Corp.	8,088,831	279,307,334
Oracle Corp.	8,443,052	259,370,557
salesforce.com, Inc. (a)	2,235,109	85,336,462
Ubisoft Entertainment SA (a)	1,122,706	14,701,385
		924,367,600
TOTAL INFORMATION TECHNOLOGY		2,938,299,233
MATERIALS - 3.3%
Chemicals - 2.8%
Airgas, Inc.	344,620	32,897,425
Albemarle Corp.	367,534	22,893,693
Ashland, Inc.	373,782	31,210,797
Eastman Chemical Co.	738,603	51,709,596
Ecolab, Inc.	569,536	48,518,772
FMC Corp.	745,382	45,513,025
LyondellBasell Industries NV Class A	882,494	58,474,052
Monsanto Co.	895,627	88,487,948
PPG Industries, Inc.	330,377	48,370,497
Sigma Aldrich Corp.	484,515	38,935,625
		467,011,430
Construction Materials - 0.2%
Vulcan Materials Co.	670,307	32,449,562
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	439,716	43,918,834
Metals & Mining - 0.1%
Goldcorp, Inc.	702,133	17,438,161
TOTAL MATERIALS		560,817,987
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.3%
inContact, Inc. (a)	1,011,434	8,313,987
Level 3 Communications, Inc. (a)	605,108	12,755,677
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TW telecom, Inc. (a)	10,500	$ 295,470
Verizon Communications, Inc.	3,897,771	196,213,792
		217,578,926
Wireless Telecommunication Services - 0.8%
SBA Communications Corp. Class A (a)	1,074,302	79,627,264
Sprint Nextel Corp. (a)	679,768	4,771,971
T-Mobile US, Inc. (a)	1,416,550	35,144,606
Vodafone Group PLC sponsored ADR	505,900	14,539,566
		134,083,407
TOTAL TELECOMMUNICATION SERVICES		351,662,333
UTILITIES - 3.2%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	1,167,829	52,295,383
Duke Energy Corp.	1,516,303	102,350,453
Edison International	538,226	25,920,964
Entergy Corp.	47,800	3,330,704
FirstEnergy Corp.	920,872	34,385,360
PPL Corp.	684,300	20,706,918
		238,989,782
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc.	1,797,852	48,002,648
The AES Corp.	1,947,104	23,345,777
		71,348,425
Multi-Utilities - 1.4%
Ameren Corp.	233,177	8,030,616
CenterPoint Energy, Inc.	2,530,574	59,443,183
Dominion Resources, Inc.	415,500	23,608,710
NiSource, Inc.	799,577	22,899,885
PG&E Corp.	1,462,734	66,890,826
Sempra Energy	632,550	51,717,288
		232,590,508
TOTAL UTILITIES		542,928,715
TOTAL COMMON STOCKS (Cost $13,137,984,354)		16,483,225,695
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Jumptap, Inc. Series G (i) (Cost $8,211,980)	1,141,504	7,785,057
Convertible Bonds - 0.0%
	Principal Amount	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $3,096,600)	$ 3,120,000	$ 3,291,600
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 7/5/13 to 8/29/13 (g) (Cost $6,324,851)	6,325,000	6,324,900
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	368,073,376	368,073,376
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	84,042,853	84,042,853
TOTAL MONEY MARKET FUNDS (Cost $452,116,229)		452,116,229
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $13,607,734,014)		16,952,743,481
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(70,461,121)
NET ASSETS - 100%		$ 16,882,282,360
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
827 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 66,131,055	$ 103,626
The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,566,901.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,022,103 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,236
Jumptap, Inc. Series G	6/29/12	$ 8,211,980
Legend Pictures LLC	9/23/10	$ 1,546,500
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 226,315
Fidelity Securities Lending Cash Central Fund	1,872,807
Total	$ 2,099,122
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Luxoft Holding, Inc.	$ -	$ 5,783,686	$ -	$ -	$ 5,887,321
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,040,916,468	$ 2,025,347,905	$ -	$ 15,568,563
Consumer Staples	1,699,197,031	1,653,772,863	45,424,168	-
Energy	1,674,597,046	1,674,597,046	-	-
Financials	2,856,024,889	2,758,751,178	97,273,711	-
Health Care	2,098,212,200	2,036,805,920	61,406,280	-
Industrials	1,728,354,850	1,728,354,850	-	-
Information Technology	2,938,299,233	2,938,299,233	-	-
Materials	560,817,987	560,817,987	-	-
Telecommunication Services	351,662,333	351,662,333	-	-
Utilities	542,928,715	542,928,715	-	-
Corporate Bonds	3,291,600	-	3,291,600	-
U.S. Government and Government Agency Obligations	6,324,900	-	6,324,900	-
Money Market Funds	452,116,229	452,116,229	-	-
Total Investments in Securities:	$ 16,952,743,481	$ 16,723,454,259	$ 213,720,659	$ 15,568,563
Derivative Instruments:
Assets
Futures Contracts	$ 103,626	$ 103,626	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 54,805,097
Level 2 to Level 1	$ 203,070,071
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 103,626	$ -
Total Value of Derivatives	$ 103,626	$ -

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $80,568,662) - See accompanying schedule: Unaffiliated issuers (cost $13,149,834,099)	$ 16,494,739,931
Fidelity Central Funds (cost $452,116,229)	452,116,229
Other affiliated issuers (cost $5,783,686)	5,887,321
Total Investments (cost $13,607,734,014)		$ 16,952,743,481
Receivable for investments sold		416,216,746
Receivable for fund shares sold		4,004,332
Dividends receivable		16,006,975
Interest receivable		6,631
Distributions receivable from Fidelity Central Funds		302,758
Other receivables		818,532
Total assets		17,390,099,455

Liabilities
Payable to custodian bank	$ 40,382
Payable for investments purchased Regular delivery	386,136,690
Delayed delivery	9,100,257
Payable for fund shares redeemed	16,260,240
Accrued management fee	7,978,081
Distribution and service plan fees payable	1,807,291
Payable for daily variation margin for derivative instruments	298,325
Other affiliated payables	1,469,191
Other payables and accrued expenses	683,785
Collateral on securities loaned, at value	84,042,853
Total liabilities		507,817,095

Net Assets		$ 16,882,282,360
Net Assets consist of:
Paid in capital		$ 14,970,487,563
Undistributed net investment income		86,327,451
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,519,592,488)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,345,059,834
Net Assets		$ 16,882,282,360

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($6,838,441,189 ÷ 231,913,064 shares)	$ 29.49

Service Class: Net Asset Value, offering price and redemption price per share ($1,499,629,634 ÷ 51,047,882 shares)	$ 29.38

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,703,333,426 ÷ 266,042,686 shares)	$ 28.96

Service Class 2R: Net Asset Value, offering price and redemption price per share ($9,468,570 ÷ 327,559 shares)	$ 28.91

Investor Class: Net Asset Value, offering price and redemption price per share ($831,409,541 ÷ 28,307,914 shares)	$ 29.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 150,102,732
Interest		168,500
Income from Fidelity Central Funds		2,099,122
Total income		152,370,354

Expenses
Management fee	$ 47,777,715
Transfer agent fees	6,327,582
Distribution and service plan fees	10,963,697
Accounting and security lending fees	805,636
Custodian fees and expenses	159,878
Independent trustees' compensation	52,296
Appreciation in deferred trustee compensation account	33
Audit	53,482
Legal	16,666
Miscellaneous	92,059
Total expenses before reductions	66,249,044
Expense reductions	(793,341)	65,455,703
Net investment income (loss)		86,914,651
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,232,227,243
Foreign currency transactions	(135,640)
Futures contracts	6,306,667
Total net realized gain (loss)		1,238,398,270
Change in net unrealized appreciation (depreciation) on: Investment securities	518,830,858
Assets and liabilities in foreign currencies	(78,340)
Futures contracts	(52,610)
Total change in net unrealized appreciation (depreciation)		518,699,908
Net gain (loss)		1,757,098,178
Net increase (decrease) in net assets resulting from operations		$ 1,844,012,829

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,914,651	$ 184,313,100
Net realized gain (loss)	1,238,398,270	635,918,428
Change in net unrealized appreciation (depreciation)	518,699,908	1,584,493,232
Net increase (decrease) in net assets resulting from operations	1,844,012,829	2,404,724,760
Distributions to shareholders from net investment income	-	(189,531,129)
Distributions to shareholders from net realized gain	-	(8,351,979)
Total distributions	-	(197,883,108)
Share transactions - net increase (decrease)	(1,225,080,694)	(899,286,819)
Redemption fees	359	69
Total increase (decrease) in net assets	618,932,494	1,307,554,902

Net Assets
Beginning of period	16,263,349,866	14,955,794,964
End of period (including undistributed net investment income of $86,327,451 and distributions in excess of net investment income of $587,200, respectively)	$ 16,882,282,360	$ 16,263,349,866

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.44	$ 23.02	$ 23.88	$ 20.62	$ 15.39	$ 27.90
Income from Investment Operations
Net investment income (loss) E	.16	.32	.25	.23	.23	.24
Net realized and unrealized gain (loss)	2.89	3.46	(.86)	3.31	5.26	(11.87)
Total from investment operations	3.05	3.78	(.61)	3.54	5.49	(11.63)
Distributions from net investment income	-	(.34) H	(.25)	(.27)	(.25)	(.23)
Distributions from net realized gain	-	(.01) H	-	(.01)	(.01)	(.65)
Total distributions	-	(.36) L	(.25)	(.28)	(.26) K	(.88)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 29.49	$ 26.44	$ 23.02	$ 23.88	$ 20.62	$ 15.39
Total Return B,C,D	11.54%	16.42%	(2.53)%	17.22%	35.71%	(42.51)%
Ratios to Average Net Assets F,I
Expenses before reductions	.64% A	.64%	.65%	.65%	.67%	.66%
Expenses net of fee waivers, if any	.64% A	.64%	.64%	.65%	.67%	.66%
Expenses net of all reductions	.63% A	.63%	.63%	.63%	.65%	.65%
Net investment income (loss)	1.14% A	1.27%	1.03%	1.06%	1.33%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,838,441	$ 6,440,357	$ 6,113,440	$ 7,160,125	$ 7,405,228	$ 6,240,871
Portfolio turnover rate G	91% A	87%	135%	117%	145%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.26 per share is comprised of distributions from net investment income of $.250 and distributions from net realized gain of $.005 per share. L Total distributions of $.36 per share is comprised of distributions from net investment income of $.342 and distributions from net realized gain of $.013 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.36	$ 22.95	$ 23.81	$ 20.55	$ 15.33	$ 27.80
Income from Investment Operations
Net investment income (loss) E	.15	.30	.22	.20	.21	.21
Net realized and unrealized gain (loss)	2.87	3.44	(.85)	3.31	5.25	(11.83)
Total from investment operations	3.02	3.74	(.63)	3.51	5.46	(11.62)
Distributions from net investment income	-	(.32) H	(.23)	(.24)	(.23)	(.20)
Distributions from net realized gain	-	(.01) H	-	(.01)	(.01)	(.65)
Total distributions	-	(.33)	(.23)	(.25)	(.24) K	(.85)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 29.38	$ 26.36	$ 22.95	$ 23.81	$ 20.55	$ 15.33
Total Return B,C,D	11.46%	16.31%	(2.64)%	17.11%	35.66%	(42.61)%
Ratios to Average Net Assets F,I
Expenses before reductions	.74% A	.74%	.75%	.75%	.77%	.76%
Expenses net of fee waivers, if any	.74% A	.74%	.74%	.75%	.77%	.76%
Expenses net of all reductions	.73% A	.73%	.73%	.73%	.75%	.75%
Net investment income (loss)	1.04% A	1.16%	.93%	.96%	1.23%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,499,630	$ 1,374,781	$ 1,277,101	$ 1,379,305	$ 1,784,820	$ 1,497,734
Portfolio turnover rate G	91% A	87%	135%	117%	145%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.00	$ 22.64	$ 23.49	$ 20.29	$ 15.14	$ 27.46
Income from Investment Operations
Net investment income (loss) E	.13	.26	.18	.17	.18	.18
Net realized and unrealized gain (loss)	2.83	3.39	(.84)	3.26	5.18	(11.67)
Total from investment operations	2.96	3.65	(.66)	3.43	5.36	(11.49)
Distributions from net investment income	-	(.28) H	(.19)	(.22)	(.21)	(.18)
Distributions from net realized gain	-	(.01) H	-	(.01)	(.01)	(.65)
Total distributions	-	(.29)	(.19)	(.23)	(.21) K	(.83)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 28.96	$ 26.00	$ 22.64	$ 23.49	$ 20.29	$ 15.14
Total Return B,C,D	11.38%	16.14%	(2.78)%	16.93%	35.47%	(42.69)%
Ratios to Average Net Assets F,I
Expenses before reductions	.89%A	.89%	.90%	.90%	.92%	.91%
Expenses net of fee waivers, if any	.89% A	.89%	.89%	.90%	.92%	.91%
Expenses net of all reductions	.88% A	.88%	.88%	.88%	.90%	.90%
Net investment income (loss)	.89% A	1.02%	.78%	.81%	1.08%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,703,333	$ 7,740,640	$ 6,980,191	$ 7,627,793	$ 7,577,737	$ 6,187,985
Portfolio turnover rate G	91% A	87%	135%	117%	145%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.96	$ 22.60	$ 23.44	$ 20.24	$ 15.10	$ 27.35
Income from Investment Operations
Net investment income (loss) E	.13	.26	.18	.17	.18	.18
Net realized and unrealized gain (loss)	2.82	3.39	(.84)	3.25	5.17	(11.62)
Total from investment operations	2.95	3.65	(.66)	3.42	5.35	(11.44)
Distributions from net investment income	-	(.27) H	(.18)	(.21)	(.20)	(.16)
Distributions from net realized gain	-	(.01) H	-	(.01)	(.01)	(.65)
Total distributions	-	(.29) L	(.18)	(.22)	(.21) K	(.81)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 28.91	$ 25.96	$ 22.60	$ 23.44	$ 20.24	$ 15.10
Total Return B,C,D	11.36%	16.15%	(2.79)%	16.94%	35.46%	(42.69)%
Ratios to Average Net Assets F,I
Expenses before reductions	.89% A	.89%	.90%	.90%	.92%	.91%
Expenses net of fee waivers, if any	.89% A	.89%	.89%	.90%	.92%	.91%
Expenses net of all reductions	.88% A	.88%	.88%	.88%	.90%	.90%
Net investment income (loss)	.89% A	1.02%	.78%	.81%	1.08%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,469	$ 8,727	$ 8,042	$ 10,942	$ 13,285	$ 13,585
Portfolio turnover rate G	91% A	87%	135%	117%	145%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.200 and distributions from net realized gain of $.005 per share. L Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.35	$ 22.94	$ 23.80	$ 20.56	$ 15.34	$ 27.82
Income from Investment Operations
Net investment income (loss) E	.15	.30	.23	.21	.21	.21
Net realized and unrealized gain (loss)	2.87	3.45	(.86)	3.30	5.25	(11.83)
Total from investment operations	3.02	3.75	(.63)	3.51	5.46	(11.62)
Distributions from net investment income	-	(.32) H	(.23)	(.26)	(.24)	(.21)
Distributions from net realized gain	-	(.01) H	-	(.01)	(.01)	(.65)
Total distributions	-	(.34) L	(.23)	(.27)	(.24) K	(.86)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 29.37	$ 26.35	$ 22.94	$ 23.80	$ 20.56	$ 15.34
Total Return B,C,D	11.46%	16.34%	(2.62)%	17.10%	35.66%	(42.60)%
Ratios to Average Net Assets F,I
Expenses before reductions	.72% A	.73%	.73%	.74%	.77%	.75%
Expenses net of fee waivers, if any	.72% A	.73%	.73%	.73%	.77%	.75%
Expenses net of all reductions	.71% A	.71%	.71%	.72%	.75%	.74%
Net investment income (loss)	1.06% A	1.18%	.94%	.98%	1.23%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 831,410	$ 698,845	$ 577,021	$ 570,841	$ 457,476	$ 324,919
Portfolio turnover rate G	91% A	87%	135%	117%	145%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.005 per share. L Total distributions of $.34 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,502,047,237
Gross unrealized depreciation	(230,982,509)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,271,064,728

Tax cost	$ 13,681,678,753

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (336,841,666)
2017	(2,334,998,928)
Total capital loss carryforward	$ (2,671,840,594)

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $6,306,667and a change in net unrealized appreciation (depreciation) of $(52,610) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,672,871,624 and $9,015,294,181, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 737,094
Service Class 2	10,214,868
Service Class 2R	11,735
$ 10,963,697

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 2,367,165
Service Class	513,878
Service Class 2	2,842,098
Service Class 2R	3,255
Investor Class	601,186
$ 6,327,582

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $281,113 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,727 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,745,196. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,872,807, including $5,711 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $793,301 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $40.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 82,580,923
Service Class	-	16,341,913
Service Class 2	-	82,113,206
Service Class 2R	-	91,369
Investor Class	-	8,403,718
Total	$ -	$ 189,531,129
From net realized gain
Initial Class	$ -	$ 3,278,212
Service Class	-	704,666
Service Class 2	-	4,008,661
Service Class 2R	-	4,524
Investor Class	-	355,916
Total	$ -	$ 8,351,979

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	3,200,594	8,108,840	$ 91,610,663	$ 207,519,230
Reinvestment of distributions	-	3,281,594	-	85,859,135
Shares redeemed	(14,834,408)	(33,386,959)	(423,421,563)	(856,012,042)
Net increase (decrease)	(11,633,814)	(21,996,525)	$ (331,810,900)	$ (562,633,677)
Service Class
Shares sold	2,136,777	4,101,561	$ 60,749,521	$ 104,241,858
Reinvestment of distributions	-	653,535	-	17,046,579
Shares redeemed	(3,246,142)	(8,246,935)	(92,489,710)	(210,877,762)
Net increase (decrease)	(1,109,365)	(3,491,839)	$ (31,740,189)	$ (89,589,325)
Service Class 2
Shares sold	9,590,840	32,699,560	$ 269,352,938	$ 807,565,716
Reinvestment of distributions	-	3,346,604	-	86,121,867
Shares redeemed	(41,270,290)	(46,616,409)	(1,181,392,976)	(1,175,112,838)
Net increase (decrease)	(31,679,450)	(10,570,245)	$ (912,040,038)	$ (281,425,255)
Service Class 2R
Shares sold	24,059	68,230	$ 674,725	$ 1,645,251
Reinvestment of distributions	-	3,733	-	95,893
Shares redeemed	(32,711)	(91,575)	(920,959)	(2,281,001)
Net increase (decrease)	(8,652)	(19,612)	$ (246,234)	$ (539,857)
Investor Class
Shares sold	2,245,160	2,695,333	$ 63,892,247	$ 68,539,753
Reinvestment of distributions	-	335,952	-	8,759,634
Shares redeemed	(458,689)	(1,659,317)	(13,135,580)	(42,398,092)
Net increase (decrease)	1,786,471	1,371,968	$ 50,756,667	$ 34,901,295

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 22% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCONR-SANN-0813
1.833452.107

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.88%
Actual		$ 1,000.00	$ 1,142.00	$ 4.67
Hypothetical A		$ 1,000.00	$ 1,020.43	$ 4.41
Service Class	.97%
Actual		$ 1,000.00	$ 1,141.60	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,019.98	$ 4.86
Service Class 2	1.17%
Actual		$ 1,000.00	$ 1,140.70	$ 6.21
Hypothetical A		$ 1,000.00	$ 1,018.99	$ 5.86
Investor Class	.95%
Actual		$ 1,000.00	$ 1,141.40	$ 5.04
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sinclair Broadcast Group, Inc. Class A	0.7	0.0
Aspen Technology, Inc.	0.6	0.4
Pilgrims Pride Corp.	0.6	0.3
Portland General Electric Co.	0.6	0.6
The Men's Wearhouse, Inc.	0.6	0.1
First American Financial Corp.	0.6	0.7
Rite Aid Corp.	0.6	0.0
Texas Roadhouse, Inc. Class A	0.6	0.2
Cracker Barrel Old Country Store, Inc.	0.6	0.5
Cleco Corp.	0.6	0.5
	6.1
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	23.0
Consumer Discretionary	15.6	11.3
Industrials	15.1	16.8
Information Technology	14.6	16.1
Health Care	10.9	9.9
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks and Equity Futures 99.3%		Stocks and Equity Futures 99.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	3.8%	** Foreign investments	3.4%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 1.0%
Dana Holding Corp.	16,951	$ 326,476
Drew Industries, Inc.	3,716	146,113
Standard Motor Products, Inc.	15,370	527,806
Superior Industries International, Inc.	3,464	59,615
Tenneco, Inc. (a)	9,081	411,188
		1,471,198
Distributors - 0.3%
Core-Mark Holding Co., Inc.	1,282	81,407
Pool Corp.	3,308	173,372
VOXX International Corp. (a)	10,412	127,755
		382,534
Diversified Consumer Services - 0.4%
Hillenbrand, Inc.	20,680	490,323
Regis Corp.	3,851	63,233
		553,556
Hotels, Restaurants & Leisure - 5.1%
AFC Enterprises, Inc. (a)	1,099	39,498
Ameristar Casinos, Inc.	2,742	72,087
Bloomin' Brands, Inc.	13,955	347,200
Bob Evans Farms, Inc.	11,509	540,693
Churchill Downs, Inc.	796	62,765
Cracker Barrel Old Country Store, Inc.	9,100	861,406
DineEquity, Inc.	952	65,564
Einstein Noah Restaurant Group, Inc.	2,529	35,912
Jack in the Box, Inc. (a)	17,595	691,308
Krispy Kreme Doughnuts, Inc. (a)	41,516	724,454
Life Time Fitness, Inc. (a)	5,456	273,400
Marcus Corp.	3,623	46,085
Marriott Vacations Worldwide Corp. (a)	14,416	623,348
Multimedia Games Holding Co., Inc. (a)	21,132	550,911
Papa John's International, Inc. (a)	8,909	582,381
Six Flags Entertainment Corp.	10,102	355,186
Sonic Corp. (a)	27,239	396,600
Texas Roadhouse, Inc. Class A	34,935	874,074
The Cheesecake Factory, Inc.	6,176	258,713
		7,401,585
Household Durables - 2.1%
American Greetings Corp. Class A	4,132	75,285
Flexsteel Industries, Inc.	18,410	448,836
iRobot Corp. (a)	2,438	96,959
KB Home	8,049	158,002
M.D.C. Holdings, Inc.	11,448	372,174
M/I Homes, Inc. (a)	2,988	68,604
NACCO Industries, Inc. Class A	8,519	487,968
Ryland Group, Inc.	16,266	652,267
Tupperware Brands Corp.	8,485	659,200
		3,019,295
Internet & Catalog Retail - 0.0%
Orbitz Worldwide, Inc. (a)	52	418

	Shares	Value
Leisure Equipment & Products - 0.7%
Brunswick Corp.	6,244	$ 199,496
Smith & Wesson Holding Corp. (a)(d)	79,188	790,296
		989,792
Media - 2.4%
Belo Corp. Series A	53,255	742,907
Fisher Communications, Inc.	9,696	398,312
Global Sources Ltd. (a)	33,999	228,133
Harte-Hanks, Inc.	5,637	48,478
Live Nation Entertainment, Inc. (a)	3,552	55,056
Loral Space & Communications Ltd.	6,774	406,305
Nexstar Broadcasting Group, Inc. Class A	18,262	647,571
Sinclair Broadcast Group, Inc. Class A	32,955	968,206
		3,494,968
Specialty Retail - 2.6%
Barnes & Noble, Inc. (a)(d)	12,525	199,899
Big 5 Sporting Goods Corp.	29,803	654,176
Brown Shoe Co., Inc.	7,155	154,047
Conn's, Inc. (a)	7,170	371,119
Destination Maternity Corp.	5,642	138,793
Express, Inc. (a)	27,761	582,148
Finish Line, Inc. Class A	1,829	39,982
Francescas Holdings Corp. (a)	2,858	79,424
Genesco, Inc. (a)	1,112	74,493
Haverty Furniture Companies, Inc.	3,285	75,588
Penske Automotive Group, Inc.	4,531	138,377
The Cato Corp. Class A (sub. vtg.)	10,853	270,891
The Children's Place Retail Stores, Inc. (a)	1,419	77,761
The Men's Wearhouse, Inc.	24,033	909,649
		3,766,347
Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc. (a)	3,682	108,288
Movado Group, Inc.	12,439	420,811
Perry Ellis International, Inc.	4,496	91,314
Steven Madden Ltd. (a)	5,037	243,690
The Jones Group, Inc.	5,701	78,389
True Religion Apparel, Inc.	12,371	391,666
Tumi Holdings, Inc. (a)	2,797	67,128
		1,401,286
TOTAL CONSUMER DISCRETIONARY		22,480,979
CONSUMER STAPLES - 4.8%
Beverages - 0.0%
Coca-Cola Bottling Co. CONSOLIDATED	906	55,402
Food & Staples Retailing - 0.9%
Andersons, Inc.	2,024	107,657
Harris Teeter Supermarkets, Inc.	7,438	348,545
Rite Aid Corp. (a)	312,810	894,637
		1,350,839
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 3.0%
B&G Foods, Inc. Class A	1,763	$ 60,030
Cal-Maine Foods, Inc.	11,635	541,144
Fresh Del Monte Produce, Inc.	19,408	541,095
Hain Celestial Group, Inc. (a)	5,078	329,918
J&J Snack Foods Corp.	6,831	531,452
Lancaster Colony Corp.	1,264	98,579
Omega Protein Corp. (a)	10,909	97,963
Pilgrims Pride Corp. (a)	61,737	922,351
Post Holdings, Inc. (a)	2,812	122,772
Sanderson Farms, Inc.	12,143	806,538
Seneca Foods Corp. Class A (a)	3,352	102,839
TreeHouse Foods, Inc. (a)	2,204	144,450
		4,299,131
Household Products - 0.2%
Orchids Paper Products Co.	9,267	243,259
WD-40 Co.	1,488	81,066
		324,325
Personal Products - 0.7%
Inter Parfums, Inc.	1,205	34,367
MediFast, Inc. (a)	7,048	181,556
Nature's Sunshine Products, Inc.	3,269	53,448
Nu Skin Enterprises, Inc. Class A	10,918	667,308
Nutraceutical International Corp.	964	19,704
		956,383
TOTAL CONSUMER STAPLES		6,986,080
ENERGY - 4.8%
Energy Equipment & Services - 2.5%
Bristow Group, Inc.	12,047	786,910
C&J Energy Services, Inc. (a)	2,641	51,156
Dril-Quip, Inc. (a)	4,588	414,251
Exterran Holdings, Inc. (a)	25,495	716,919
Geospace Technologies Corp. (a)	5,745	396,865
Gulf Island Fabrication, Inc.	3,950	75,643
Hercules Offshore, Inc. (a)	99,987	703,908
ION Geophysical Corp. (a)	11,061	66,587
Matrix Service Co. (a)	10,557	164,478
Parker Drilling Co. (a)	10,685	53,211
RigNet, Inc. (a)	5,699	145,211
		3,575,139
Oil, Gas & Consumable Fuels - 2.3%
Adams Resources & Energy, Inc.	445	30,656
Alon USA Energy, Inc.	32,319	467,333
CVR Energy, Inc.	5,293	250,888
Delek US Holdings, Inc.	23,033	662,890
DHT Holdings, Inc.	3,176	14,228
Renewable Energy Group, Inc. (a)	7,519	106,995
Rex American Resources Corp. (a)	7,921	227,887
Rosetta Resources, Inc. (a)	15,931	677,386

	Shares	Value
VAALCO Energy, Inc. (a)	32,076	$ 183,475
Warren Resources, Inc. (a)	1,909	4,868
Western Refining, Inc. (d)	26,754	750,985
		3,377,591
TOTAL ENERGY		6,952,730
FINANCIALS - 20.5%
Capital Markets - 2.1%
American Capital Ltd. (a)	36,667	464,571
Apollo Investment Corp.	16,006	123,886
Arlington Asset Investment Corp.	5,143	137,524
Calamos Asset Management, Inc. Class A	4,541	47,681
Evercore Partners, Inc. Class A	9,435	370,607
FBR & Co. (a)	1,703	43,018
Fifth Street Finance Corp.	14,791	154,566
FXCM, Inc. Class A (d)	3,403	55,843
Greenhill & Co., Inc.	2,378	108,770
Investment Technology Group, Inc. (a)	7,854	109,799
MCG Capital Corp.	18,645	97,140
New Mountain Finance Corp.	4,633	65,603
Piper Jaffray Companies (a)	7,908	249,972
Solar Capital Ltd.	14,846	342,794
TCP Capital Corp.	31,698	531,575
Walter Investment Management Corp. (a)	3,866	130,709
		3,034,058
Commercial Banks - 4.2%
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	18,359	411,058
Bank of Marin Bancorp	1,403	56,120
Banner Bank	16,539	558,853
Central Pacific Financial Corp. (a)	16,994	305,892
Citizens & Northern Corp.	2,889	55,815
Eagle Bancorp, Inc., Maryland	4,787	107,133
First Bancorp, Puerto Rico (a)	39,823	281,947
First Community Bancshares, Inc.	3,673	57,593
First Financial Holdings, Inc.	1,921	40,744
First Interstate Bancsystem, Inc.	1,268	26,286
First Merchants Corp.	18,501	317,292
FirstMerit Corp.	21,061	421,852
Hanmi Financial Corp. (a)	35,942	635,095
MainSource Financial Group, Inc.	1,915	25,718
MB Financial, Inc.	25,890	693,852
Mercantile Bank Corp.	582	10,459
Merchants Bancshares, Inc.	9,209	272,310
NBT Bancorp, Inc.	2,639	55,868
Peoples Bancorp, Inc.	2,565	54,070
Pinnacle Financial Partners, Inc. (a)	2,511	64,558
PrivateBancorp, Inc.	16,681	353,804
Republic Bancorp, Inc., Kentucky Class A	2,369	51,928
SCBT Financial Corp. (d)	1,405	70,798
State Bank Financial Corp.	2,189	32,901
StellarOne Corp.	1,550	30,458
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sterling Financial Corp.	7,926	$ 188,480
Susquehanna Bancshares, Inc.	5,348	68,722
Umpqua Holdings Corp.	6,483	97,310
Union First Market Bankshares Corp.	2,730	56,211
Washington Trust Bancorp, Inc.	4,751	135,499
WesBanco, Inc.	4,453	117,693
Wilshire Bancorp, Inc.	64,508	427,043
		6,083,362
Consumer Finance - 1.5%
Cash America International, Inc.	10,118	459,964
Credit Acceptance Corp. (a)	4,057	426,188
Encore Capital Group, Inc. (a)	5,221	172,867
EZCORP, Inc. (non-vtg.) Class A (a)	7,804	131,732
Green Dot Corp. Class A (a)	3,970	79,202
Nelnet, Inc. Class A	20,751	748,904
World Acceptance Corp. (a)(d)	2,443	212,394
		2,231,251
Diversified Financial Services - 0.7%
MarketAxess Holdings, Inc.	14,315	669,226
Marlin Business Services Corp.	13,148	299,511
Vector Capital Corp. rights (a)	5,673	0
		968,737
Insurance - 3.2%
Argo Group International Holdings, Ltd.	11,997	508,553
Enstar Group Ltd. (a)	1,501	199,603
FBL Financial Group, Inc. Class A	6,060	263,671
First American Financial Corp.	40,772	898,615
HCI Group, Inc.	56	1,720
Hilltop Holdings, Inc. (a)	5,640	92,496
Horace Mann Educators Corp.	21,275	518,685
Maiden Holdings Ltd.	18,255	204,821
Montpelier Re Holdings Ltd.	7,800	195,078
Platinum Underwriters Holdings Ltd.	13,315	761,884
Primerica, Inc.	11,245	421,013
ProAssurance Corp.	10,957	571,517
		4,637,656
Real Estate Investment Trusts - 5.9%
AG Mortgage Investment Trust, Inc.	11,583	217,876
American Capital Mortgage Investment Corp.	2,797	50,262
Anworth Mortgage Asset Corp.	70,211	393,182
Apollo Commercial Real Estate Finance, Inc.	32,389	514,337
Apollo Residential Mortgage, Inc.	24,087	396,954
Capstead Mortgage Corp.	23,275	281,628
Cousins Properties, Inc.	10,910	110,191
DCT Industrial Trust, Inc.	4,400	31,460
Extra Space Storage, Inc.	14,422	604,714
Franklin Street Properties Corp.	6,699	88,427
Gyrodyne Co. of America, Inc.	420	30,030

	Shares	Value
Highwoods Properties, Inc. (SBI)	6,667	$ 237,412
JAVELIN Mortgage Investment Corp.	3,499	49,301
MFA Financial, Inc.	51,401	434,338
Potlatch Corp.	13,386	541,330
PS Business Parks, Inc.	4,033	291,062
Redwood Trust, Inc. (d)	43,441	738,497
Resource Capital Corp.	82,234	505,739
RLJ Lodging Trust	32,481	730,498
Select Income (REIT)	8,363	234,499
Sovran Self Storage, Inc.	11,771	762,643
Spirit Realty Capital, Inc.	24,026	425,741
The Geo Group, Inc.	20,478	695,228
Western Asset Mortgage Capital Corp. (d)	7,243	126,463
		8,491,812
Real Estate Management & Development - 0.1%
Forestar Group, Inc. (a)	3,625	72,718
Thrifts & Mortgage Finance - 2.8%
Dime Community Bancshares, Inc.	28,934	443,269
Doral Financial Corp. (a)	146,309	121,436
EverBank Financial Corp.	36,279	600,780
Farmer Mac Class C (non-vtg.)	3,026	87,391
Flagstar Bancorp, Inc. (a)	37,957	529,880
Flushing Financial Corp.	7,626	125,448
Fox Chase Bancorp, Inc.	2,523	42,891
Home Loan Servicing Solutions Ltd.	13,961	334,645
HomeStreet, Inc.	16,796	360,274
Ocwen Financial Corp. (a)	18,664	769,330
Provident Financial Holdings, Inc.	3,382	53,706
Simplicity Bancorp, Inc.	3,071	44,530
WSFS Financial Corp.	10,254	537,207
		4,050,787
TOTAL FINANCIALS		29,570,381
HEALTH CARE - 10.9%
Biotechnology - 2.0%
Aegerion Pharmaceuticals, Inc. (a)	931	58,970
Alkermes PLC (a)	18,504	530,695
Cepheid, Inc. (a)	2,367	81,472
Clovis Oncology, Inc. (a)	4,154	278,235
Cubist Pharmaceuticals, Inc. (a)	9,810	473,823
Emergent BioSolutions, Inc. (a)	11,876	171,252
Infinity Pharmaceuticals, Inc. (a)	7,783	126,474
Isis Pharmaceuticals, Inc. (a)(d)	6,766	181,802
PDL BioPharma, Inc. (d)	16,346	126,191
Pharmacyclics, Inc. (a)	7,685	610,727
Seattle Genetics, Inc. (a)(d)	5,398	169,821
Theravance, Inc. (a)(d)	1,607	61,918
		2,871,380
Health Care Equipment & Supplies - 2.6%
Align Technology, Inc. (a)	595	22,039
CONMED Corp.	4,079	127,428
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cyberonics, Inc. (a)	11,137	$ 578,679
Greatbatch, Inc. (a)	6,598	216,348
Integra LifeSciences Holdings Corp. (a)	8,363	306,337
Invacare Corp.	10,891	156,395
Natus Medical, Inc. (a)	3,212	43,844
RTI Biologics, Inc. (a)	44,744	168,237
Sirona Dental Systems, Inc. (a)	10,610	698,987
SurModics, Inc. (a)	9,102	182,131
Thoratec Corp. (a)	22,901	717,030
Vascular Solutions, Inc. (a)	3,810	56,045
West Pharmaceutical Services, Inc.	6,848	481,140
		3,754,640
Health Care Providers & Services - 4.7%
Air Methods Corp.	6,699	226,962
Alliance Healthcare Services, Inc. (a)	47,029	735,534
AMN Healthcare Services, Inc. (a)	6,813	97,562
AmSurg Corp. (a)	8,945	313,970
Centene Corp. (a)	2,704	141,852
Chemed Corp.	8,934	647,090
Corvel Corp. (a)	2,386	69,838
Five Star Quality Care, Inc. (a)	49,688	278,750
Gentiva Health Services, Inc. (a)	14,411	143,534
Hanger, Inc. (a)	15,593	493,207
HealthSouth Corp. (a)	3,502	100,858
Magellan Health Services, Inc. (a)	12,170	682,494
Molina Healthcare, Inc. (a)	2,918	108,491
National Healthcare Corp.	4,959	237,040
PharMerica Corp. (a)	2,043	28,316
Providence Service Corp. (a)	13,251	385,472
Select Medical Holdings Corp.	55,555	455,551
Team Health Holdings, Inc. (a)	15,243	626,030
The Ensign Group, Inc.	934	32,895
Triple-S Management Corp. (a)	1,360	29,199
Universal American Spin Corp.	17,471	155,317
Vanguard Health Systems, Inc. (a)	34,151	708,292
Wellcare Health Plans, Inc. (a)	2,194	121,877
		6,820,131
Health Care Technology - 0.5%
Omnicell, Inc. (a)	30,716	631,214
Life Sciences Tools & Services - 0.4%
Cambrex Corp. (a)	7,383	103,141
PAREXEL International Corp. (a)	10,497	482,232
		585,373
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (a)	7,402	508,739
Pozen, Inc. (a)	20,882	104,619

	Shares	Value
Questcor Pharmaceuticals, Inc. (d)	1,256	$ 57,098
Santarus, Inc. (a)	15,423	324,654
		995,110
TOTAL HEALTH CARE		15,657,848
INDUSTRIALS - 15.1%
Aerospace & Defense - 1.8%
AAR Corp.	21,443	471,317
American Science & Engineering, Inc.	7,489	419,384
Cubic Corp.	1,136	54,642
Curtiss-Wright Corp.	14,173	525,251
Esterline Technologies Corp. (a)	6,768	489,259
LMI Aerospace, Inc. (a)	1,825	34,201
Moog, Inc. Class A (a)	8,177	421,361
Taser International, Inc. (a)	29,781	253,734
		2,669,149
Air Freight & Logistics - 0.1%
Forward Air Corp.	2,867	109,749
Park-Ohio Holdings Corp. (a)	1,419	46,799
		156,548
Airlines - 1.5%
Alaska Air Group, Inc. (a)	14,139	735,228
Republic Airways Holdings, Inc. (a)	31,226	353,791
SkyWest, Inc.	41,914	567,516
Spirit Airlines, Inc. (a)	15,358	487,924
		2,144,459
Building Products - 1.1%
A.O. Smith Corp.	15,848	574,965
Apogee Enterprises, Inc.	22,331	535,944
Gibraltar Industries, Inc. (a)	3,882	56,522
Insteel Industries, Inc.	1,135	19,885
USG Corp. (a)	19,458	448,507
		1,635,823
Commercial Services & Supplies - 2.0%
Consolidated Graphics, Inc. (a)	3,523	165,616
Deluxe Corp.	5,759	199,549
G&K Services, Inc. Class A	14,672	698,387
Intersections, Inc. (d)	18,099	158,728
Kimball International, Inc. Class B	24,047	233,496
Mine Safety Appliances Co.	3,665	170,606
Performant Financial Corp.	4,895	56,733
Steelcase, Inc. Class A	20,808	303,381
UniFirst Corp.	7,508	685,105
Viad Corp.	6,923	169,752
		2,841,353
Construction & Engineering - 1.2%
Argan, Inc.	24,503	382,247
Dycom Industries, Inc. (a)	12,496	289,157
EMCOR Group, Inc.	5,846	237,640
Granite Construction, Inc.	17,436	518,895
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
MYR Group, Inc. (a)	2,716	$ 52,826
Primoris Services Corp.	10,632	209,663
		1,690,428
Electrical Equipment - 0.7%
AZZ, Inc.	2,095	80,783
Generac Holdings, Inc.	22,263	823,954
Powell Industries, Inc. (a)	1,201	62,032
		966,769
Machinery - 2.7%
Alamo Group, Inc.	886	36,167
Albany International Corp. Class A	2,455	80,966
American Railcar Industries, Inc. (d)	10,033	336,206
Hurco Companies, Inc.	1,560	44,881
Hyster-Yale Materials Handling Class A	12,619	792,347
John Bean Technologies Corp.	2,748	57,735
Kadant, Inc.	13,288	400,899
Kaydon Corp.	3,570	98,354
L.B. Foster Co. Class A	2,340	101,018
Lindsay Corp.	8,163	612,062
Lydall, Inc. (a)	1,430	20,878
Mueller Industries, Inc.	11,538	581,861
Mueller Water Products, Inc. Class A	7,084	48,950
RBC Bearings, Inc. (a)	1,615	83,899
Standex International Corp.	2,162	114,046
Tennant Co.	3,921	189,267
Woodward, Inc.	6,468	258,720
		3,858,256
Professional Services - 1.2%
Barrett Business Services, Inc.	10,363	541,052
Insperity, Inc.	11,275	341,633
Kelly Services, Inc. Class A (non-vtg.)	10,621	185,549
Korn/Ferry International (a)	7,017	131,499
Navigant Consulting, Inc. (a)	2,016	24,192
Resources Connection, Inc.	9,380	108,808
TrueBlue, Inc. (a)	4,662	98,135
WageWorks, Inc. (a)	9,033	311,187
		1,742,055
Road & Rail - 1.9%
AMERCO	1,572	254,507
Celadon Group, Inc.	6,965	127,111
Heartland Express, Inc.	21,314	295,625
Knight Transportation, Inc.	1,916	32,227
Old Dominion Freight Lines, Inc. (a)	9,771	406,669
Roadrunner Transportation Systems, Inc. (a)	3,124	86,972
Saia, Inc. (a)	12,984	389,130
Swift Transporation Co. (a)	44,543	736,741

	Shares	Value
Universal Truckload Services, Inc. (a)	3,064	$ 73,873
Werner Enterprises, Inc.	15,136	365,837
		2,768,692
Trading Companies & Distributors - 0.8%
Aceto Corp.	5,198	72,408
Aircastle Ltd.	38,350	613,217
Applied Industrial Technologies, Inc.	8,117	392,295
H&E Equipment Services, Inc.	4,973	104,781
		1,182,701
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (a)	9,624	178,718
TOTAL INDUSTRIALS		21,834,951
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 2.4%
ADTRAN, Inc.	3,459	85,126
Anaren, Inc. (a)	13,052	299,413
Arris Group, Inc. (a)	50,112	719,107
Black Box Corp.	17,252	436,821
Communications Systems, Inc.	4,178	40,192
Comtech Telecommunications Corp.	14,496	389,797
Emulex Corp. (a)	24,433	159,303
Finisar Corp. (a)	4,670	79,157
Harmonic, Inc. (a)	15,628	99,238
InterDigital, Inc.	1,214	54,205
Ixia (a)	9,476	174,358
NETGEAR, Inc. (a)	3,142	95,957
Oplink Communications, Inc. (a)	2,003	34,792
Plantronics, Inc.	10,197	447,852
Tellabs, Inc.	39,356	77,925
Tessco Technologies, Inc.	10,453	275,959
		3,469,202
Computers & Peripherals - 1.6%
Cray, Inc. (a)	20,133	395,412
Electronics for Imaging, Inc. (a)	17,472	494,283
QLogic Corp. (a)	61,197	585,043
Super Micro Computer, Inc. (a)	4,397	46,784
Synaptics, Inc. (a)	21,339	822,832
		2,344,354
Electronic Equipment & Components - 2.3%
Anixter International, Inc.	10,961	830,953
Benchmark Electronics, Inc. (a)	33,200	667,320
Checkpoint Systems, Inc. (a)	4,365	61,939
Coherent, Inc.	1,536	84,588
Daktronics, Inc.	3,998	41,019
Electro Scientific Industries, Inc.	28,937	311,362
Insight Enterprises, Inc. (a)	10,426	184,957
Newport Corp. (a)	6,294	87,675
PC Connection, Inc.	2,327	35,952
Plexus Corp. (a)	4,997	149,360
Sanmina Corp. (a)	4,314	61,906
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
ScanSource, Inc. (a)	1,785	$ 57,120
SYNNEX Corp. (a)	16,753	708,317
Vishay Precision Group, Inc. (a)	1,427	21,605
		3,304,073
Internet Software & Services - 0.3%
ValueClick, Inc. (a)	10,060	248,281
XO Group, Inc. (a)	10,457	117,118
		365,399
IT Services - 2.4%
Acxiom Corp. (a)	28,210	639,803
CACI International, Inc. Class A (a)	6,067	385,194
Convergys Corp.	12,665	220,751
CSG Systems International, Inc.	3,435	74,540
Global Cash Access Holdings, Inc. (a)	51,638	323,254
Jack Henry & Associates, Inc.	13,980	658,877
Maximus, Inc.	5,548	413,215
NCI, Inc. Class A (a)	5,191	21,491
Syntel, Inc.	1,564	98,329
Teletech Holdings, Inc. (a)	18,905	442,944
Unisys Corp. (a)	4,699	103,707
		3,382,105
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc. (a)	14,302	248,998
Ambarella, Inc. (a)(d)	21,124	355,517
Cabot Microelectronics Corp. (a)	3,966	130,918
Exar Corp. (a)	3,136	33,775
First Solar, Inc. (a)(d)	16,550	740,282
International Rectifier Corp. (a)	5,296	110,898
Intersil Corp. Class A	16,095	125,863
Kulicke & Soffa Industries, Inc. (a)	53,661	593,491
Omnivision Technologies, Inc. (a)	350	6,528
RF Micro Devices, Inc. (a)	31,391	167,942
Spansion, Inc. Class A (a)	8,068	101,011
Ultratech, Inc. (a)	8,850	324,972
		2,940,195
Software - 3.6%
Actuate Corp. (a)	14,516	96,386
Advent Software, Inc.	1,597	55,991
Aspen Technology, Inc. (a)	32,247	928,391
CommVault Systems, Inc. (a)	6,906	524,096
Fair Isaac Corp.	5,771	264,485
Infoblox, Inc. (a)	2,073	60,656
Manhattan Associates, Inc. (a)	10,792	832,711
Monotype Imaging Holdings, Inc.	24,505	622,672
NetScout Systems, Inc. (a)	19,871	463,789
Pegasystems, Inc.	2,790	92,405
Progress Software Corp. (a)	11,455	263,580
QAD, Inc.:
Class A	3,391	38,929
Class B	2,704	28,176

	Shares	Value
TeleCommunication Systems, Inc. Class A (a)	105,615	$ 246,083
TeleNav, Inc. (a)	37,257	194,854
TiVo, Inc. (a)	48,264	533,317
		5,246,521
TOTAL INFORMATION TECHNOLOGY		21,051,849
MATERIALS - 5.0%
Chemicals - 1.6%
A. Schulman, Inc.	3,650	97,893
Balchem Corp.	812	36,337
FutureFuel Corp.	29,346	415,833
Innospec, Inc.	8,464	340,084
Landec Corp. (a)	6,229	82,285
LSB Industries, Inc. (a)	3,512	106,800
Minerals Technologies, Inc.	15,860	655,652
Olin Corp.	2,800	66,976
Quaker Chemical Corp.	1,477	91,589
Sensient Technologies Corp.	5,789	234,281
Stepan Co.	2,845	158,210
		2,285,940
Construction Materials - 0.6%
Eagle Materials, Inc.	3,861	255,868
Headwaters, Inc. (a)	44,157	390,348
Texas Industries, Inc. (a)	2,080	135,491
		781,707
Containers & Packaging - 1.7%
AEP Industries, Inc. (a)	6,099	453,705
Berry Plastics Group, Inc.	15,533	342,813
Boise, Inc.	50,555	431,740
Graphic Packaging Holding Co. (a)	107,293	830,448
Myers Industries, Inc.	26,580	398,966
		2,457,672
Metals & Mining - 0.1%
Kaiser Aluminum Corp.	1,912	118,429
Worthington Industries, Inc.	2,332	73,948
		192,377
Paper & Forest Products - 1.0%
Clearwater Paper Corp. (a)	1,101	51,813
Kapstone Paper & Packaging Corp.	509	20,452
Louisiana-Pacific Corp. (a)	48,551	718,069
Neenah Paper, Inc.	3,576	113,610
P.H. Glatfelter Co.	3,323	83,407
Schweitzer-Mauduit International, Inc.	9,636	480,644
		1,467,995
TOTAL MATERIALS		7,185,691
UTILITIES - 4.4%
Electric Utilities - 2.8%
Allete, Inc.	3,586	178,762
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Cleco Corp.	18,191	$ 844,608
El Paso Electric Co.	20,782	733,812
IDACORP, Inc.	10,997	525,217
PNM Resources, Inc.	16,992	377,052
Portland General Electric Co.	30,133	921,768
UNS Energy Corp.	11,982	535,955
		4,117,174
Gas Utilities - 0.2%
Southwest Gas Corp.	6,696	313,306
Independent Power Producers & Energy Traders - 0.5%
Black Hills Corp.	11,600	565,500
Genie Energy Ltd. Class B	9,743	89,148
		654,648
Multi-Utilities - 0.5%
Avista Corp.	10,165	274,658
NorthWestern Energy Corp.	11,154	445,045
		719,703
Water Utilities - 0.4%
American States Water Co.	11,028	591,873
TOTAL UTILITIES		6,396,704
TOTAL COMMON STOCKS (Cost $121,603,461)		138,117,213
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 12/12/13 (e) (Cost $299,880)	$ 300,000	299,908
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	4,913,612	$ 4,913,612
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	4,971,225	4,971,225
TOTAL MONEY MARKET FUNDS (Cost $9,884,837)		9,884,837
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $131,788,178)		148,301,958
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(3,950,639)
NET ASSETS - 100%		$ 144,351,319
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
53 NYFE Russell 2000 Mini Index Contracts	Sept. 2013	$ 5,165,910	$ 21,305
The face value of futures purchased as a percentage of net assets is 3.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,923.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,309
Fidelity Securities Lending Cash Central Fund	13,682
Total	$ 15,991
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 22,480,979	$ 22,480,979	$ -	$ -
Consumer Staples	6,986,080	6,986,080	-	-
Energy	6,952,730	6,952,730	-	-
Financials	29,570,381	29,570,381	-	-
Health Care	15,657,848	15,657,848	-	-
Industrials	21,834,951	21,834,951	-	-
Information Technology	21,051,849	21,051,849	-	-
Materials	7,185,691	7,185,691	-	-
Utilities	6,396,704	6,396,704	-	-
U.S. Government and Government Agency Obligations	299,908	-	299,908	-
Money Market Funds	9,884,837	9,884,837	-	-
Total Investments in Securities:	$ 148,301,958	$ 148,002,050	$ 299,908	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 21,305	$ 21,305	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 21,305	$ -
Total Value of Derivatives	$ 21,305	$ -

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,828,098) - See accompanying schedule: Unaffiliated issuers (cost $121,903,341)	$ 138,417,121
Fidelity Central Funds (cost $9,884,837)	9,884,837
Total Investments (cost $131,788,178)		$ 148,301,958
Cash		1,069
Receivable for investments sold		489,896
Receivable for fund shares sold		548,445
Dividends receivable		163,776
Distributions receivable from Fidelity Central Funds		1,773
Total assets		149,506,917

Liabilities
Payable for fund shares redeemed	$ 43,349
Accrued management fee	82,086
Distribution and service plan fees payable	727
Payable for daily variation margin for derivative instruments	9,875
Other affiliated payables	21,969
Other payables and accrued expenses	26,367
Collateral on securities loaned, at value	4,971,225
Total liabilities		5,155,598

Net Assets		$ 144,351,319
Net Assets consist of:
Paid in capital		$ 122,793,571
Undistributed net investment income		434,454
Accumulated undistributed net realized gain (loss) on investments		4,588,209
Net unrealized appreciation (depreciation) on investments		16,535,085
Net Assets		$ 144,351,319

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($30,913,555 ÷ 2,271,033 shares)	$ 13.61

Service Class: Net Asset Value, offering price and redemption price per share ($318,447 ÷ 23,351 shares)	$ 13.64

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,245,128 ÷ 237,971 shares)	$ 13.64

Investor Class: Net Asset Value, offering price and redemption price per share ($109,874,189 ÷ 8,093,672 shares)	$ 13.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 1,131,555
Interest		149
Income from Fidelity Central Funds		15,991
Total income		1,147,695

Expenses
Management fee	$ 429,323
Transfer agent fees	83,347
Distribution and service plan fees	3,951
Accounting and security lending fees	23,825
Custodian fees and expenses	9,557
Independent trustees' compensation	341
Audit	23,638
Legal	71
Miscellaneous	381
Total expenses		574,434
Net investment income (loss)		573,261
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,371,641
Futures contracts	401,290
Total net realized gain (loss)		4,772,931
Change in net unrealized appreciation (depreciation) on: Investment securities	8,726,716
Futures contracts	(18,370)
Total change in net unrealized appreciation (depreciation)		8,708,346
Net gain (loss)		13,481,277
Net increase (decrease) in net assets resulting from operations		$ 14,054,538

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 573,261	$ 1,452,571
Net realized gain (loss)	4,772,931	5,627,263
Change in net unrealized appreciation (depreciation)	8,708,346	6,760,922
Net increase (decrease) in net assets resulting from operations	14,054,538	13,840,756
Distributions to shareholders from net investment income	-	(1,580,687)
Distributions to shareholders from net realized gain	(1,020,311)	(4,740,566)
Total distributions	(1,020,311)	(6,321,253)
Share transactions - net increase (decrease)	44,189,992	3,708,990
Total increase (decrease) in net assets	57,224,219	11,228,493

Net Assets
Beginning of period	87,127,100	75,898,607
End of period (including undistributed net investment income of $434,454 and distributions in excess of net investment income of $138,807, respectively)	$ 144,351,319	$ 87,127,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 10.94	$ 11.15	$ 8.91	$ 7.32	$ 11.17
Income from Investment Operations
Net investment income (loss)E	.07	.22	.05	.04	.04	.07
Net realized and unrealized gain (loss)	1.63	1.83	(.20)	2.24	1.59	(3.84)
Total from investment operations	1.70	2.05	(.15)	2.28	1.63	(3.77)
Distributions from net investment income	-	(.25)	(.06)	(.04)	(.04)	(.08)
Distributions from net realized gain	(.12)	(.71)	-	-	-	-
Total distributions	(.12)	(.96)	(.06)	(.04)	(.04)	(.08)
Net asset value, end of period	$ 13.61	$ 12.03	$ 10.94	$ 11.15	$ 8.91	$ 7.32
Total Return B,C,D	14.20%	19.00%	(1.36)%	25.54%	22.28%	(33.72)%
Ratios to Average Net Assets F,H
Expenses before reductions	.88% A	.91%	.91%	.95%	1.05%	1.04%
Expenses net of fee waivers, if any	.88% A	.91%	.91%	.94%	1.00%	1.00%
Expenses net of all reductions	.88% A	.91%	.91%	.94%	1.00%	1.00%
Net investment income (loss)	1.00% A	1.80%	.47%	.41%	.56%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,914	$ 20,183	$ 19,809	$ 19,742	$ 13,864	$ 8,381
Portfolio turnover rate G	91% A	99%	90%	71%	81%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.06	$ 10.96	$ 11.16	$ 8.92	$ 7.33	$ 11.17
Income from Investment Operations
Net investment income (loss) E	.06	.21	.04	.03	.03	.06
Net realized and unrealized gain (loss)	1.64	1.84	(.20)	2.23	1.58	(3.84)
Total from investment operations	1.70	2.05	(.16)	2.26	1.61	(3.78)
Distributions from net investment income	-	(.24)	(.04)	(.02)	(.02)	(.06)
Distributions from net realized gain	(.12)	(.71)	-	-	-	-
Total distributions	(.12)	(.95)	(.04)	(.02)	(.02)	(.06)
Net asset value, end of period	$ 13.64	$ 12.06	$ 10.96	$ 11.16	$ 8.92	$ 7.33
Total Return B,C,D	14.16%	18.97%	(1.41)%	25.35%	22.03%	(33.79)%
Ratios to Average Net Assets F,H
Expenses before reductions	.97% A	.99%	1.01%	1.04%	1.10%	1.10%
Expenses net of fee waivers, if any	.97% A	.99%	1.01%	1.04%	1.10%	1.10%
Expenses net of all reductions	.97% A	.99%	1.01%	1.04%	1.10%	1.10%
Net investment income (loss)	.91% A	1.72%	.38%	.32%	.46%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 318	$ 279	$ 235	$ 327	$ 426	$ 631
Portfolio turnover rate G	91% A	99%	90%	71%	81%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 10.96	$ 11.15	$ 8.92	$ 7.33	$ 11.15
Income from Investment Operations
Net investment income (loss) E	.05	.18	.02	.01	.02	.04
Net realized and unrealized gain (loss)	1.64	1.83	(.20)	2.23	1.59	(3.82)
Total from investment operations	1.69	2.01	(.18)	2.24	1.61	(3.78)
Distributions from net investment income	-	(.19)	(.01)	(.01)	(.02)	(.04)
Distributions from net realized gain	(.12)	(.71)	-	-	-	-
Total distributions	(.12)	(.90)	(.01)	(.01)	(.02)	(.04)
Net asset value, end of period	$ 13.64	$ 12.07	$ 10.96	$ 11.15	$ 8.92	$ 7.33
Total Return B,C,D	14.07%	18.58%	(1.58)%	25.07%	21.94%	(33.91)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.17% A	1.23%	1.26%	1.28%	1.41%	1.32%
Expenses net of fee waivers, if any	1.17% A	1.23%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.17% A	1.23%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	.71% A	1.48%	.14%	.11%	.31%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,245	$ 1,624	$ 1,656	$ 2,513	$ 1,535	$ 1,494
Portfolio turnover rate G	91% A	99%	90%	71%	81%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 10.92	$ 11.12	$ 8.89	$ 7.31	$ 11.15
Income from Investment Operations
Net investment income (loss) E	.06	.21	.04	.03	.04	.06
Net realized and unrealized gain (loss)	1.63	1.83	(.19)	2.23	1.57	(3.83)
Total from investment operations	1.69	2.04	(.15)	2.26	1.61	(3.77)
Distributions from net investment income	-	(.24)	(.05)	(.03)	(.03)	(.07)
Distributions from net realized gain	(.12)	(.71)	-	-	-	-
Total distributions	(.12)	(.95)	(.05)	(.03)	(.03)	(.07)
Net asset value, end of period	$ 13.58	$ 12.01	$ 10.92	$ 11.12	$ 8.89	$ 7.31
Total Return B,C,D	14.14%	18.96%	(1.35)%	25.44%	22.09%	(33.77)%
Ratios to Average Net Assets F,H
Expenses before reductions	.95% A	.98%	.99%	1.02%	1.12%	1.10%
Expenses net of fee waivers, if any	.95% A	.98%	.98%	1.01%	1.08%	1.08%
Expenses net of all reductions	.95% A	.98%	.98%	1.01%	1.08%	1.08%
Net investment income (loss)	.93% A	1.73%	.40%	.34%	.48%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,874	$ 65,042	$ 54,198	$ 49,830	$ 26,426	$ 16,331
Portfolio turnover rate G	91%A	99%	90%	71%	81%	87%

A Annualize d

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,515,773
Gross unrealized depreciation	(5,256,184)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,259,589

Tax cost	$ 132,042,369

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $401,290 and a change in net unrealized appreciation (depreciation) of $18,370 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $94,202,318 and $53,849,211, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .70% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 154
Service Class 2	3,797
$ 3,951

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 10,856
Service Class	108
Service Class 2	1,847
Investor Class	70,536
$ 83,347

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $125 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,682.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 381,126
Service Class	-	5,052
Service Class 2	-	23,651
Investor Class	-	1,170,858
Total	$ -	$ 1,580,687
From net realized gain
Initial Class	$ 240,197	$ 1,106,489
Service Class	2,799	15,283
Service Class 2	26,107	91,283
Investor Class	751,208	3,527,511
Total	$ 1,020,311	$ 4,740,566

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	803,847	375,279	$ 10,494,874	$ 4,550,032
Reinvestment of distributions	18,692	127,325	240,197	1,487,615
Shares redeemed	(228,790)	(635,915)	(3,010,176)	(7,619,240)
Net increase (decrease)	593,749	(133,311)	$ 7,724,895	$ (1,581,593)
Service Class
Shares sold	-	-	-	-
Reinvestment of distributions	217	1,737	2,799	20,335
Shares redeemed	-	-	-	-
Net increase (decrease)	217	1,737	$ 2,799	$ 20,335
Service Class 2
Shares sold	170,621	182,974	$ 2,214,897	$ 2,230,864
Reinvestment of distributions	2,025	9,804	26,107	114,934
Shares redeemed	(69,167)	(209,457)	(923,805)	(2,440,173)
Net increase (decrease)	103,479	(16,679)	$ 1,317,199	$ (94,375)
Investor Class
Shares sold	3,129,499	1,258,406	$ 41,094,549	$ 15,122,823
Reinvestment of distributions	58,597	403,184	751,208	4,698,369
Shares redeemed	(512,158)	(1,208,098)	(6,700,658)	(14,456,569)
Net increase (decrease)	2,675,938	453,492	$ 35,145,099	$ 5,364,623

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Geode Capital Management, LLC

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

VDSC-SANN-0813
1.821007.107

Fidelity® Variable Insurance Products:

Index 500 Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.10%
Actual		$ 1,000.00	$ 1,137.70	$ .53
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50
Service Class	.20%
Actual		$ 1,000.00	$ 1,137.10	$ 1.06
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,136.20	$ 1.85
Hypothetical A		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.8	3.0
Apple, Inc.	2.6	3.8
Microsoft Corp.	1.8	1.6
Johnson & Johnson	1.6	1.5
General Electric Co.	1.6	1.7
Google, Inc. Class A	1.6	1.4
Chevron Corp.	1.6	1.6
Procter & Gamble Co.	1.4	1.4
Berkshire Hathaway, Inc. Class B	1.4	1.3
Wells Fargo & Co.	1.4	1.3
	17.8
Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.5	18.7
Financials	16.4	15.3
Health Care	12.5	11.8
Consumer Discretionary	12.0	11.3
Energy	10.4	10.8
Consumer Staples	10.3	10.4
Industrials	10.0	9.9
Utilities	3.2	3.4
Materials	3.2	3.5
Telecommunication Services	2.8	3.0
Asset Allocation
To match the S&P 500® Index, the VIP Index 500 Portfolio seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.4%
BorgWarner, Inc. (a)(d)	23,830	$ 2,052,955
Delphi Automotive PLC	60,081	3,045,506
Johnson Controls, Inc.	141,564	5,066,576
The Goodyear Tire & Rubber Co. (a)	50,573	773,261
		10,938,298
Automobiles - 0.7%
Ford Motor Co.	812,199	12,564,719
General Motors Co. (a)(d)	159,053	5,298,055
Harley-Davidson, Inc.	46,312	2,538,824
		20,401,598
Distributors - 0.1%
Genuine Parts Co.	32,047	2,501,909
Diversified Consumer Services - 0.0%
H&R Block, Inc.	56,264	1,561,326
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	91,847	3,149,434
Chipotle Mexican Grill, Inc. (a)(d)	6,396	2,330,383
Darden Restaurants, Inc.	26,853	1,355,539
International Game Technology	53,747	898,112
Marriott International, Inc. Class A	49,455	1,996,498
McDonald's Corp.	207,111	20,503,989
Starbucks Corp.	154,663	10,128,880
Starwood Hotels & Resorts Worldwide, Inc.	40,180	2,538,974
Wyndham Worldwide Corp.	28,158	1,611,482
Wynn Resorts Ltd.	16,517	2,114,176
Yum! Brands, Inc.	92,886	6,440,715
		53,068,182
Household Durables - 0.3%
D.R. Horton, Inc. (d)	58,080	1,235,942
Garmin Ltd. (d)	22,572	816,204
Harman International Industries, Inc.	14,000	758,800
Leggett & Platt, Inc.	29,421	914,699
Lennar Corp. Class A	34,310	1,236,532
Newell Rubbermaid, Inc.	59,600	1,564,500
PulteGroup, Inc. (a)	70,641	1,340,060
Whirlpool Corp.	16,353	1,870,129
		9,736,866
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	75,242	20,893,951
Expedia, Inc.	19,252	1,158,008
Netflix, Inc. (a)(d)	11,599	2,448,433
priceline.com, Inc. (a)	10,656	8,813,897
TripAdvisor, Inc. (a)(d)	22,840	1,390,271
		34,704,560

	Shares	Value
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	23,842	$ 1,068,837
Mattel, Inc.	71,328	3,231,872
		4,300,709
Media - 3.6%
Cablevision Systems Corp. - NY Group Class A (d)	44,877	754,831
CBS Corp. Class B	117,887	5,761,138
Comcast Corp. Class A	543,950	22,780,626
DIRECTV (a)	115,392	7,110,455
Discovery Communications, Inc. (a)(d)	50,541	3,902,271
Gannett Co., Inc.	47,355	1,158,303
Interpublic Group of Companies, Inc.	88,497	1,287,631
News Corp. Class A	411,225	13,405,935
Omnicom Group, Inc.	53,421	3,358,578
Scripps Networks Interactive, Inc. Class A	17,565	1,172,639
The Walt Disney Co.	372,066	23,495,968
Time Warner Cable, Inc.	60,113	6,761,510
Time Warner, Inc.	192,642	11,138,560
Viacom, Inc. Class B (non-vtg.)	92,165	6,271,828
Washington Post Co. Class B (d)	933	451,357
		108,811,630
Multiline Retail - 0.8%
Dollar General Corp. (a)	62,321	3,142,848
Dollar Tree, Inc. (a)	46,252	2,351,452
Family Dollar Stores, Inc.	19,645	1,224,080
J.C. Penney Co., Inc. (a)(d)	29,368	501,605
Kohl's Corp.	42,103	2,126,623
Macy's, Inc.	79,279	3,805,392
Nordstrom, Inc.	30,681	1,839,019
Target Corp.	132,586	9,129,872
		24,120,891
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	16,180	732,145
AutoNation, Inc. (a)	7,979	346,209
AutoZone, Inc. (a)	7,511	3,182,336
Bed Bath & Beyond, Inc. (a)	45,159	3,201,773
Best Buy Co., Inc.	55,466	1,515,886
CarMax, Inc. (a)(d)	46,386	2,141,178
GameStop Corp. Class A (d)	24,584	1,033,266
Gap, Inc.	59,898	2,499,544
Home Depot, Inc.	301,793	23,379,904
L Brands, Inc.	49,617	2,443,637
Lowe's Companies, Inc.	221,549	9,061,354
O'Reilly Automotive, Inc. (a)	22,822	2,570,214
PetSmart, Inc.	21,343	1,429,768
Ross Stores, Inc.	45,412	2,943,152
Staples, Inc.	137,160	2,175,358
Tiffany & Co., Inc.	24,773	1,804,465
TJX Companies, Inc.	148,702	7,444,022
Urban Outfitters, Inc. (a)	22,808	917,338
		68,821,549
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	58,052	$ 3,314,189
Fossil Group, Inc. (a)	10,908	1,126,905
NIKE, Inc. Class B	149,517	9,521,243
PVH Corp.	16,744	2,093,837
Ralph Lauren Corp.	12,584	2,186,344
VF Corp.	18,103	3,494,965
		21,737,483
TOTAL CONSUMER DISCRETIONARY		360,705,001
CONSUMER STAPLES - 10.3%
Beverages - 2.4%
Beam, Inc.	33,226	2,096,893
Brown-Forman Corp. Class B (non-vtg.)	31,383	2,119,922
Coca-Cola Enterprises, Inc.	53,174	1,869,598
Constellation Brands, Inc. Class A (sub. vtg.) (a)(d)	31,835	1,659,240
Dr. Pepper Snapple Group, Inc.	42,184	1,937,511
Molson Coors Brewing Co. Class B	32,437	1,552,435
Monster Beverage Corp. (a)	29,860	1,814,592
PepsiCo, Inc.	319,474	26,129,778
The Coca-Cola Co.	791,302	31,739,123
		70,919,092
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	90,216	9,975,183
CVS Caremark Corp.	252,956	14,464,024
Kroger Co.	107,435	3,710,805
Safeway, Inc.	49,814	1,178,599
Sysco Corp.	122,609	4,188,323
Wal-Mart Stores, Inc.	338,482	25,213,524
Walgreen Co.	178,126	7,873,169
Whole Foods Market, Inc.	71,261	3,668,516
		70,272,143
Food Products - 1.6%
Archer Daniels Midland Co.	136,138	4,616,440
Campbell Soup Co. (d)	36,932	1,654,184
ConAgra Foods, Inc.	86,039	3,005,342
General Mills, Inc.	133,252	6,466,720
Hormel Foods Corp.	27,971	1,079,121
Kellogg Co.	52,377	3,364,175
Kraft Foods Group, Inc.	122,802	6,860,948
McCormick & Co., Inc. (non-vtg.)	27,200	1,913,792
Mead Johnson Nutrition Co. Class A	41,864	3,316,885
Mondelez International, Inc.	368,642	10,517,356
The Hershey Co.	30,941	2,762,412
The J.M. Smucker Co.	22,205	2,290,446
Tyson Foods, Inc. Class A	58,848	1,511,217
		49,359,038
Household Products - 2.1%
Clorox Co.	27,164	2,258,415

	Shares	Value
Colgate-Palmolive Co.	181,199	$ 10,380,891
Kimberly-Clark Corp.	79,447	7,717,482
Procter & Gamble Co.	566,233	43,594,279
		63,951,067
Personal Products - 0.2%
Avon Products, Inc.	89,555	1,883,342
Estee Lauder Companies, Inc. Class A	49,675	3,267,125
		5,150,467
Tobacco - 1.7%
Altria Group, Inc.	415,024	14,521,690
Lorillard, Inc.	77,946	3,404,681
Philip Morris International, Inc.	337,903	29,269,158
Reynolds American, Inc.	65,794	3,182,456
		50,377,985
TOTAL CONSUMER STAPLES		310,029,792
ENERGY - 10.4%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	91,286	4,211,023
Cameron International Corp. (a)	51,244	3,134,083
Diamond Offshore Drilling, Inc.	14,326	985,486
Ensco PLC Class A	48,131	2,797,374
FMC Technologies, Inc. (a)	48,993	2,727,930
Halliburton Co.	192,555	8,033,395
Helmerich & Payne, Inc. (d)	22,063	1,377,834
Nabors Industries Ltd.	60,866	931,858
National Oilwell Varco, Inc.	88,279	6,082,423
Noble Corp.	52,350	1,967,313
Rowan Companies PLC (a)	25,606	872,396
Schlumberger Ltd.	274,665	19,682,494
		52,803,609
Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp.	103,603	8,902,606
Apache Corp.	80,960	6,786,877
Cabot Oil & Gas Corp.	43,538	3,092,069
Chesapeake Energy Corp.	107,308	2,186,937
Chevron Corp.	400,597	47,406,649
ConocoPhillips	252,609	15,282,845
CONSOL Energy, Inc.	47,345	1,283,050
Denbury Resources, Inc. (a)	76,963	1,332,999
Devon Energy Corp.	78,010	4,047,159
EOG Resources, Inc.	56,211	7,401,864
EQT Corp.	31,027	2,462,613
Exxon Mobil Corp.	918,631	82,998,304
Hess Corp.	61,705	4,102,765
Kinder Morgan Holding Co. LLC	130,529	4,979,681
Marathon Oil Corp.	146,441	5,063,930
Marathon Petroleum Corp.	67,099	4,768,055
Murphy Oil Corp.	37,493	2,282,949
Newfield Exploration Co. (a)	27,867	665,743
Noble Energy, Inc.	74,200	4,454,968
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	166,447	$ 14,852,066
Peabody Energy Corp.	55,566	813,486
Phillips 66	127,916	7,535,532
Pioneer Natural Resources Co.	28,216	4,084,266
QEP Resources, Inc.	37,154	1,032,138
Range Resources Corp.	33,691	2,604,988
Southwestern Energy Co. (a)	72,622	2,652,882
Spectra Energy Corp.	138,258	4,764,371
Tesoro Corp.	28,055	1,467,838
The Williams Companies, Inc.	141,036	4,579,439
Valero Energy Corp.	112,670	3,917,536
WPX Energy, Inc. (a)(d)	41,243	781,142
		258,587,747
TOTAL ENERGY		311,391,356
FINANCIALS - 16.4%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	41,629	3,366,954
Bank of New York Mellon Corp.	239,772	6,725,605
BlackRock, Inc. Class A	25,790	6,624,162
Charles Schwab Corp.	227,420	4,828,127
E*TRADE Financial Corp. (a)	59,633	754,954
Franklin Resources, Inc.	28,545	3,882,691
Goldman Sachs Group, Inc.	89,041	13,467,451
Invesco Ltd.	91,853	2,920,925
Legg Mason, Inc. (d)	23,025	714,005
Morgan Stanley	283,465	6,925,050
Northern Trust Corp.	45,022	2,606,774
State Street Corp.	94,154	6,139,782
T. Rowe Price Group, Inc.	53,574	3,918,938
		62,875,418
Commercial Banks - 2.9%
BB&T Corp.	144,939	4,910,533
Comerica, Inc.	38,675	1,540,425
Fifth Third Bancorp	180,941	3,265,985
Huntington Bancshares, Inc.	173,523	1,367,361
KeyCorp	190,390	2,101,906
M&T Bank Corp. (d)	25,306	2,827,946
PNC Financial Services Group, Inc.	109,364	7,974,823
Regions Financial Corp.	292,378	2,786,362
SunTrust Banks, Inc.	111,388	3,516,519
U.S. Bancorp	382,104	13,813,060
Wells Fargo & Co.	1,017,599	41,996,311
Zions Bancorporation	37,958	1,096,227
		87,197,458
Consumer Finance - 1.0%
American Express Co.	197,469	14,762,782
Capital One Financial Corp.	120,691	7,580,602

	Shares	Value
Discover Financial Services	101,317	$ 4,826,742
SLM Corp.	91,764	2,097,725
		29,267,851
Diversified Financial Services - 3.9%
Bank of America Corp.	2,227,194	28,641,715
Citigroup, Inc.	628,645	30,156,101
CME Group, Inc.	63,465	4,822,071
IntercontinentalExchange, Inc. (a)(d)	15,032	2,672,088
JPMorgan Chase & Co.	780,865	41,221,863
Leucadia National Corp.	60,936	1,597,742
McGraw-Hill Companies, Inc.	56,626	3,011,937
Moody's Corp.	40,104	2,443,537
NYSE Euronext	50,324	2,083,414
The NASDAQ Stock Market, Inc.	24,242	794,895
		117,445,363
Insurance - 4.3%
ACE Ltd.	70,278	6,288,475
AFLAC, Inc.	96,393	5,602,361
Allstate Corp.	96,812	4,658,593
American International Group, Inc. (a)	305,010	13,633,947
Aon PLC	63,859	4,109,327
Assurant, Inc.	15,905	809,724
Berkshire Hathaway, Inc. Class B (a)	376,896	42,182,200
Cincinnati Financial Corp.	30,274	1,389,577
Genworth Financial, Inc. Class A (a)	101,540	1,158,571
Hartford Financial Services Group, Inc.	94,177	2,911,953
Lincoln National Corp.	55,460	2,022,626
Loews Corp.	63,493	2,819,089
Marsh & McLennan Companies, Inc.	113,702	4,538,984
MetLife, Inc.	226,231	10,352,331
Principal Financial Group, Inc.	57,106	2,138,620
Progressive Corp.	114,500	2,910,590
Prudential Financial, Inc.	96,275	7,030,963
The Chubb Corp.	53,541	4,532,246
The Travelers Companies, Inc.	77,760	6,214,579
Torchmark Corp.	19,105	1,244,500
Unum Group	55,147	1,619,667
XL Group PLC Class A	59,836	1,814,228
		129,983,151
Real Estate Investment Trusts - 2.1%
American Tower Corp.	81,700	5,977,989
Apartment Investment & Management Co. Class A	30,051	902,732
AvalonBay Communities, Inc.	25,127	3,389,884
Boston Properties, Inc.	31,350	3,306,485
Equity Residential (SBI)	66,223	3,844,907
HCP, Inc.	93,880	4,265,907
Health Care REIT, Inc.	58,746	3,937,744
Host Hotels & Resorts, Inc.	153,849	2,595,433
Kimco Realty Corp.	84,543	1,811,756
Plum Creek Timber Co., Inc.	33,679	1,571,799
Prologis, Inc.	102,921	3,882,180
Public Storage	29,824	4,572,914
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	64,214	$ 10,140,675
The Macerich Co.	28,480	1,736,426
Ventas, Inc.	60,555	4,206,150
Vornado Realty Trust	35,143	2,911,598
Weyerhaeuser Co.	119,186	3,395,609
		62,450,188
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	62,690	1,464,438
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	97,966	897,369
People's United Financial, Inc. (d)	69,794	1,039,931
		1,937,300
TOTAL FINANCIALS		492,621,167
HEALTH CARE - 12.5%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	40,342	3,721,146
Amgen, Inc.	154,933	15,285,690
Biogen Idec, Inc. (a)	49,037	10,552,762
Celgene Corp. (a)	86,168	10,073,901
Gilead Sciences, Inc. (a)	315,113	16,136,937
Regeneron Pharmaceuticals, Inc. (a)	15,789	3,550,630
		59,321,066
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	322,057	11,233,348
Baxter International, Inc.	111,961	7,755,538
Becton, Dickinson & Co.	40,131	3,966,147
Boston Scientific Corp. (a)	278,643	2,583,021
C.R. Bard, Inc.	15,466	1,680,845
CareFusion Corp. (a)	45,411	1,673,395
Covidien PLC	97,279	6,113,012
DENTSPLY International, Inc.	29,687	1,215,980
Edwards Lifesciences Corp. (a)(d)	23,338	1,568,314
Intuitive Surgical, Inc. (a)	8,297	4,203,094
Medtronic, Inc.	208,944	10,754,348
St. Jude Medical, Inc.	58,537	2,671,043
Stryker Corp.	59,363	3,839,599
Varian Medical Systems, Inc. (a)(d)	22,337	1,506,631
Zimmer Holdings, Inc.	34,769	2,605,589
		63,369,904
Health Care Providers & Services - 2.0%
Aetna, Inc.	78,145	4,965,333
AmerisourceBergen Corp.	47,706	2,663,426
Cardinal Health, Inc.	70,625	3,333,500
CIGNA Corp.	58,931	4,271,908
DaVita, Inc. (a)	17,486	2,112,309
Express Scripts Holding Co. (a)	168,678	10,405,746
Humana, Inc.	32,514	2,743,531

	Shares	Value
Laboratory Corp. of America Holdings (a)(d)	19,186	$ 1,920,519
McKesson Corp.	46,819	5,360,776
Patterson Companies, Inc.	17,239	648,186
Quest Diagnostics, Inc.	32,607	1,976,962
Tenet Healthcare Corp. (a)	21,490	990,689
UnitedHealth Group, Inc.	210,736	13,798,993
WellPoint, Inc.	62,059	5,078,909
		60,270,787
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	30,166	2,898,651
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	71,167	3,043,101
Life Technologies Corp. (a)	35,597	2,634,534
PerkinElmer, Inc.	23,126	751,595
Thermo Fisher Scientific, Inc.	74,150	6,275,315
Waters Corp. (a)	17,701	1,770,985
		14,475,530
Pharmaceuticals - 5.8%
AbbVie, Inc.	327,188	13,525,952
Actavis, Inc. (a)	26,426	3,335,490
Allergan, Inc.	61,234	5,158,352
Bristol-Myers Squibb Co.	339,339	15,165,060
Eli Lilly & Co.	204,793	10,059,432
Forest Laboratories, Inc. (a)	48,540	1,990,140
Hospira, Inc. (a)(d)	34,088	1,305,911
Johnson & Johnson	580,287	49,823,442
Merck & Co., Inc.	623,842	28,977,461
Mylan, Inc. (a)	78,713	2,442,464
Perrigo Co.	18,291	2,213,211
Pfizer, Inc.	1,378,607	38,614,782
Zoetis, Inc.	95,852	2,960,868
Zoetis, Inc. Class A	7,406	228,771
		175,801,336
TOTAL HEALTH CARE		376,137,274
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.5%
General Dynamics Corp.	68,598	5,373,281
Honeywell International, Inc.	162,547	12,896,479
L-3 Communications Holdings, Inc.	18,645	1,598,622
Lockheed Martin Corp.	54,942	5,959,009
Northrop Grumman Corp.	48,587	4,023,004
Precision Castparts Corp.	30,232	6,832,734
Raytheon Co.	67,050	4,433,346
Rockwell Collins, Inc.	27,985	1,774,529
Textron, Inc.	57,401	1,495,296
The Boeing Co.	141,068	14,451,006
United Technologies Corp.	174,732	16,239,592
		75,076,898
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	33,190	1,868,929
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Expeditors International of Washington, Inc.	42,555	$ 1,617,516
FedEx Corp.	60,887	6,002,240
United Parcel Service, Inc. Class B	146,807	12,695,869
		22,184,554
Airlines - 0.1%
Southwest Airlines Co.	149,179	1,922,917
Building Products - 0.0%
Masco Corp.	73,482	1,432,164
Commercial Services & Supplies - 0.5%
ADT Corp.	45,185	1,800,622
Avery Dennison Corp.	20,631	882,182
Cintas Corp.	21,596	983,482
Iron Mountain, Inc.	34,845	927,225
Pitney Bowes, Inc. (d)	41,494	609,132
Republic Services, Inc.	61,274	2,079,640
Stericycle, Inc. (a)	17,835	1,969,519
Tyco International Ltd.	95,728	3,154,238
Waste Management, Inc.	90,690	3,657,528
		16,063,568
Construction & Engineering - 0.2%
Fluor Corp.	33,657	1,996,197
Jacobs Engineering Group, Inc. (a)	27,044	1,490,936
Quanta Services, Inc. (a)	43,945	1,162,785
		4,649,918
Electrical Equipment - 0.7%
Eaton Corp. PLC	97,741	6,432,335
Emerson Electric Co.	148,526	8,100,608
Rockwell Automation, Inc.	28,811	2,395,347
Roper Industries, Inc.	20,464	2,542,038
		19,470,328
Industrial Conglomerates - 2.4%
3M Co.	131,191	14,345,736
Danaher Corp.	120,226	7,610,306
General Electric Co.	2,136,267	49,540,032
		71,496,074
Machinery - 1.7%
Caterpillar, Inc.	135,841	11,205,524
Cummins, Inc.	36,475	3,956,079
Deere & Co.	80,160	6,513,000
Dover Corp.	35,353	2,745,514
Flowserve Corp.	29,544	1,595,671
Illinois Tool Works, Inc.	85,589	5,920,191
Ingersoll-Rand PLC	57,432	3,188,625
Joy Global, Inc. (d)	21,888	1,062,225
PACCAR, Inc.	73,084	3,921,687
Pall Corp.	23,053	1,531,411
Parker Hannifin Corp.	30,843	2,942,422
Pentair Ltd.	42,212	2,435,210

	Shares	Value
Snap-On, Inc.	12,008	$ 1,073,275
Stanley Black & Decker, Inc.	33,455	2,586,072
Xylem, Inc.	38,364	1,033,526
		51,710,432
Professional Services - 0.1%
Dun & Bradstreet Corp.	8,247	803,670
Equifax, Inc.	24,992	1,472,779
Robert Half International, Inc.	28,759	955,662
		3,232,111
Road & Rail - 0.9%
CSX Corp.	211,083	4,895,015
Kansas City Southern	22,794	2,415,252
Norfolk Southern Corp.	65,081	4,728,135
Ryder System, Inc.	10,774	654,951
Union Pacific Corp.	96,427	14,876,758
		27,570,111
Trading Companies & Distributors - 0.2%
Fastenal Co.	55,851	2,560,768
W.W. Grainger, Inc.	12,363	3,117,701
		5,678,469
TOTAL INDUSTRIALS		300,487,544
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,104,127	26,841,327
F5 Networks, Inc. (a)	16,334	1,123,779
Harris Corp.	22,628	1,114,429
JDS Uniphase Corp. (a)	49,176	707,151
Juniper Networks, Inc. (a)	104,583	2,019,498
Motorola Solutions, Inc.	56,114	3,239,461
QUALCOMM, Inc.	356,961	21,803,178
		56,848,823
Computers & Peripherals - 3.7%
Apple, Inc.	193,924	76,809,418
Dell, Inc.	303,226	4,048,067
EMC Corp.	434,087	10,253,135
Hewlett-Packard Co.	398,436	9,881,213
NetApp, Inc.	74,533	2,815,857
SanDisk Corp. (a)	50,269	3,071,436
Seagate Technology	65,820	2,950,711
Western Digital Corp.	43,950	2,728,856
		112,558,693
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	33,043	2,575,371
Corning, Inc.	304,760	4,336,735
FLIR Systems, Inc.	29,322	790,814
Jabil Circuit, Inc.	37,908	772,565
Molex, Inc.	28,530	837,070
TE Connectivity Ltd.	85,834	3,908,880
		13,221,435
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)(d)	36,658	$ 1,559,798
eBay, Inc. (a)	241,308	12,480,450
Google, Inc. Class A (a)	55,519	48,877,262
VeriSign, Inc. (a)(d)	31,136	1,390,534
Yahoo!, Inc. (a)	196,825	4,942,276
		69,250,320
IT Services - 3.6%
Accenture PLC Class A	134,301	9,664,300
Automatic Data Processing, Inc.	100,238	6,902,389
Cognizant Technology Solutions Corp. Class A (a)	62,352	3,903,859
Computer Sciences Corp.	31,035	1,358,402
Fidelity National Information Services, Inc.	60,658	2,598,589
Fiserv, Inc. (a)	27,514	2,404,999
IBM Corp.	215,331	41,151,907
MasterCard, Inc. Class A	21,599	12,408,626
Paychex, Inc. (d)	66,982	2,446,183
SAIC, Inc.	58,476	814,571
Teradata Corp. (a)	33,756	1,695,564
The Western Union Co.	115,081	1,969,036
Total System Services, Inc.	33,114	810,631
Visa, Inc. Class A	104,703	19,134,473
		107,263,529
Office Electronics - 0.1%
Xerox Corp.	253,670	2,300,787
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)(d)	125,085	510,347
Altera Corp.	66,210	2,184,268
Analog Devices, Inc.	63,683	2,869,556
Applied Materials, Inc.	248,263	3,701,601
Broadcom Corp. Class A	108,536	3,664,175
First Solar, Inc. (a)(d)	13,839	619,018
Intel Corp.	1,027,016	24,874,328
KLA-Tencor Corp.	34,239	1,908,139
Lam Research Corp. (a)	33,681	1,493,416
Linear Technology Corp.	48,211	1,776,093
LSI Corp. (a)	113,291	808,898
Microchip Technology, Inc. (d)	40,737	1,517,453
Micron Technology, Inc. (a)	212,822	3,049,739
NVIDIA Corp.	119,098	1,670,945
Teradyne, Inc. (a)(d)	39,220	689,095
Texas Instruments, Inc.	229,159	7,990,774
Xilinx, Inc.	54,518	2,159,458
		61,487,303
Software - 3.4%
Adobe Systems, Inc. (a)	103,697	4,724,435
Autodesk, Inc. (a)	46,307	1,571,660
BMC Software, Inc. (a)	27,364	1,235,211

	Shares	Value
CA Technologies, Inc.	68,588	$ 1,963,674
Citrix Systems, Inc. (a)	38,659	2,332,297
Electronic Arts, Inc. (a)	62,520	1,436,084
Intuit, Inc.	57,663	3,519,173
Microsoft Corp.	1,552,796	53,618,046
Oracle Corp.	759,108	23,319,798
Red Hat, Inc. (a)	39,168	1,873,014
salesforce.com, Inc. (a)(d)	112,122	4,280,818
Symantec Corp.	143,910	3,233,658
		103,107,868
TOTAL INFORMATION TECHNOLOGY		526,038,758
MATERIALS - 3.2%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	43,051	3,942,180
Airgas, Inc.	13,622	1,300,356
CF Industries Holdings, Inc.	12,273	2,104,820
E.I. du Pont de Nemours & Co.	190,177	9,984,293
Eastman Chemical Co.	32,028	2,242,280
Ecolab, Inc.	55,047	4,689,454
FMC Corp.	28,131	1,717,679
International Flavors & Fragrances, Inc.	16,809	1,263,364
LyondellBasell Industries NV Class A	78,474	5,199,687
Monsanto Co.	110,294	10,897,047
PPG Industries, Inc.	29,439	4,310,164
Praxair, Inc.	61,125	7,039,155
Sherwin-Williams Co.	17,688	3,123,701
Sigma Aldrich Corp.	24,823	1,994,776
The Dow Chemical Co.	249,911	8,039,637
The Mosaic Co.	57,198	3,077,824
		70,926,417
Construction Materials - 0.0%
Vulcan Materials Co.	26,764	1,295,645
Containers & Packaging - 0.2%
Ball Corp.	30,797	1,279,307
Bemis Co., Inc. (d)	21,227	830,825
MeadWestvaco Corp.	36,567	1,247,300
Owens-Illinois, Inc. (a)	33,813	939,663
Sealed Air Corp.	40,527	970,622
		5,267,717
Metals & Mining - 0.5%
Alcoa, Inc.	220,369	1,723,286
Allegheny Technologies, Inc. (d)	22,148	582,714
Cliffs Natural Resources, Inc. (d)	31,792	516,620
Freeport-McMoRan Copper & Gold, Inc.	214,543	5,923,532
Newmont Mining Corp.	102,742	3,077,123
Nucor Corp.	65,718	2,846,904
United States Steel Corp. (d)	29,733	521,219
		15,191,398
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co.	91,899	$ 4,072,045
TOTAL MATERIALS		96,753,222
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	1,111,480	39,346,392
CenturyLink, Inc.	125,818	4,447,666
Frontier Communications Corp. (d)	205,725	833,186
Verizon Communications, Inc.	591,089	29,755,420
Windstream Corp. (d)	122,970	948,099
		75,330,763
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	60,566	4,384,373
Sprint Nextel Corp. (a)	623,490	4,376,900
		8,761,273
TOTAL TELECOMMUNICATION SERVICES		84,092,036
UTILITIES - 3.2%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	100,390	4,495,464
Duke Energy Corp.	145,817	9,842,648
Edison International	67,365	3,244,298
Entergy Corp.	36,853	2,567,917
Exelon Corp.	176,814	5,460,016
FirstEnergy Corp.	86,462	3,228,491
NextEra Energy, Inc.	87,730	7,148,240
Northeast Utilities	65,031	2,732,603
Pepco Holdings, Inc.	51,147	1,031,124
Pinnacle West Capital Corp.	22,618	1,254,620
PPL Corp.	122,358	3,702,553
Southern Co.	179,833	7,936,030
Xcel Energy, Inc.	102,716	2,910,971
		55,554,975
Gas Utilities - 0.1%
AGL Resources, Inc.	24,531	1,051,399
ONEOK, Inc.	42,569	1,758,525
		2,809,924
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (d)	66,599	1,778,193
The AES Corp.	128,436	1,539,948
		3,318,141
Multi-Utilities - 1.2%
Ameren Corp.	50,003	1,722,103
CenterPoint Energy, Inc.	88,580	2,080,744
CMS Energy Corp.	54,966	1,493,426
Consolidated Edison, Inc.	60,540	3,530,087

	Shares	Value
Dominion Resources, Inc.	119,345	$ 6,781,183
DTE Energy Co.	35,932	2,407,803
Integrys Energy Group, Inc.	16,358	957,434
NiSource, Inc.	64,494	1,847,108
PG&E Corp.	91,358	4,177,801
Public Service Enterprise Group, Inc.	104,590	3,415,909
SCANA Corp.	28,877	1,417,861
Sempra Energy	46,501	3,801,922
TECO Energy, Inc.	42,086	723,458
Wisconsin Energy Corp.	47,194	1,934,482
		36,291,321
TOTAL UTILITIES		97,974,361
TOTAL COMMON STOCKS (Cost $1,578,688,478)		2,956,230,511
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 8/22/13 to 12/12/13 (e) (Cost $2,499,416)	$ 2,500,000	2,499,616
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	42,713,156	42,713,156
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	56,001,097	56,001,097
TOTAL MONEY MARKET FUNDS (Cost $98,714,253)		98,714,253
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,679,902,147)		3,057,444,380
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(52,108,237)
NET ASSETS - 100%		$ 3,005,336,143
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
51 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 4,078,215	$ (43,649)
111 CME S&P 500 Index Contracts	Sept. 2013	44,380,575	(459,173)
TOTAL EQUITY INDEX CONTRACTS		$ 48,458,790	$ (502,822)

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,984,771.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,771
Fidelity Securities Lending Cash Central Fund	134,032
Total	$ 162,803
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 360,705,001	$ 360,705,001	$ -	$ -
Consumer Staples	310,029,792	310,029,792	-	-
Energy	311,391,356	311,391,356	-	-
Financials	492,621,167	492,621,167	-	-
Health Care	376,137,274	376,137,274	-	-
Industrials	300,487,544	300,487,544	-	-
Information Technology	526,038,758	526,038,758	-	-
Materials	96,753,222	96,753,222	-	-
Telecommunication Services	84,092,036	84,092,036	-	-
Utilities	97,974,361	97,974,361	-	-
U.S. Government and Government Agency Obligations	2,499,616	-	2,499,616	-
Money Market Funds	98,714,253	98,714,253	-	-
Total Investments in Securities:	$ 3,057,444,380	$ 3,054,944,764	$ 2,499,616	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (502,822)	$ (502,822)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (502,822)
Total Value of Derivatives	$ -	$ (502,822)

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $54,556,140) - See accompanying schedule: Unaffiliated issuers (cost $1,581,187,894)	$ 2,958,730,127
Fidelity Central Funds (cost $98,714,253)	98,714,253
Total Investments (cost $1,679,902,147)		$ 3,057,444,380
Cash		245,037
Receivable for investments sold		365,770
Receivable for fund shares sold		1,851,511
Dividends receivable		3,654,245
Distributions receivable from Fidelity Central Funds		15,263
Other receivables		49,094
Total assets		3,063,625,300

Liabilities
Payable for investments purchased	$ 886,792
Payable for fund shares redeemed	826,511
Accrued management fee	113,343
Distribution and service plan fees payable	69,719
Payable for daily variation margin on derivative instruments	214,823
Other affiliated payables	138,589
Other payables and accrued expenses	38,283
Collateral on securities loaned, at value	56,001,097
Total liabilities		58,289,157

Net Assets		$ 3,005,336,143
Net Assets consist of:
Paid in capital		$ 1,591,260,841
Undistributed net investment income		28,376,526
Accumulated undistributed net realized gain (loss) on investments		8,659,365
Net unrealized appreciation (depreciation) on investments		1,377,039,411
Net Assets		$ 3,005,336,143

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,643,917,749 ÷ 16,166,523 shares)	$ 163.54

Service Class: Net Asset Value, offering price and redemption price per share ($47,631,570 ÷ 292,172 shares)	$ 163.03

Service Class 2: Net Asset Value, offering price and redemption price per share ($313,786,824 ÷ 1,938,283 shares)	$ 161.89

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 30,119,224
Interest		1,537
Income from Fidelity Central Funds		162,803
Total income		30,283,564

Expenses
Management fee	$ 652,103
Transfer agent fees	797,014
Distribution and service plan fees	398,776
Independent trustees' compensation	8,713
Miscellaneous	3,486
Total expenses before reductions	1,860,092
Expense reductions	(88)	1,860,004
Net investment income (loss)		28,423,560
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,692,822
Futures contracts	6,444,283
Total net realized gain (loss)		11,137,105
Change in net unrealized appreciation (depreciation) on: Investment securities	322,649,310
Futures contracts	(697,680)
Total change in net unrealized appreciation (depreciation)		321,951,630
Net gain (loss)		333,088,735
Net increase (decrease) in net assets resulting from operations		$ 361,512,295

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,423,560	$ 53,449,172
Net realized gain (loss)	11,137,105	26,021,499
Change in net unrealized appreciation (depreciation)	321,951,630	268,060,038
Net increase (decrease) in net assets resulting from operations	361,512,295	347,530,709
Distributions to shareholders from net investment income	(199,336)	(52,954,383)
Distributions to shareholders from net realized gain	(22,234,974)	(30,334,618)
Total distributions	(22,434,310)	(83,289,001)
Share transactions - net increase (decrease)	56,347,509	149,810,206
Total increase (decrease) in net assets	395,425,494	414,051,914

Net Assets
Beginning of period	2,609,910,649	2,195,858,735
End of period (including undistributed net investment income of $28,376,526 and undistributed net investment income of $152,302, respectively)	$ 3,005,336,143	$ 2,609,910,649

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 144.91	$ 129.33	$ 132.39	$ 119.62	$ 99.19	$ 164.03
Income from Investment Operations
Net investment income (loss) E	1.58	3.12	2.58	2.35	2.37	3.03
Net realized and unrealized gain (loss)	18.29	17.29	.10	15.13	23.03	(63.32)
Total from investment operations	19.87	20.41	2.68	17.48	25.40	(60.29)
Distributions from net investment income	(.01)	(3.06)	(2.65)	(2.44)	(2.72)	(3.07)
Distributions from net realized gain	(1.23)	(1.77)	(3.09)	(2.27)	(2.25)	(1.48)
Total distributions	(1.24)	(4.83)	(5.74)	(4.71)	(4.97)	(4.55)
Net asset value, end of period	$ 163.54	$ 144.91	$ 129.33	$ 132.39	$ 119.62	$ 99.19
Total Return B,C,D	13.77%	15.91%	2.04%	15.02%	26.61%	(37.00)%
Ratios to Average Net Assets F,H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.99% A	2.20%	1.96%	1.94%	2.31%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,643,918	$ 2,294,364	$ 1,918,592	$ 1,931,271	$ 1,767,750	$ 1,525,779
Portfolio turnover rate G	4% A	5%	5%	5%	6%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 144.53	$ 129.00	$ 132.07	$ 119.35	$ 98.99	$ 163.66
Income from Investment Operations
Net investment income (loss) E	1.49	2.97	2.44	2.22	2.27	2.88
Net realized and unrealized gain (loss)	18.25	17.25	.10	15.09	22.96	(63.14)
Total from investment operations	19.74	20.22	2.54	17.31	25.23	(60.26)
Distributions from net investment income	(.01)	(2.92)	(2.52)	(2.32)	(2.62)	(2.93)
Distributions from net realized gain	(1.23)	(1.77)	(3.09)	(2.27)	(2.25)	(1.48)
Total distributions	(1.24)	(4.69)	(5.61)	(4.59)	(4.87)	(4.41)
Net asset value, end of period	$ 163.03	$ 144.53	$ 129.00	$ 132.07	$ 119.35	$ 98.99
Total Return B,C,D	13.71%	15.80%	1.93%	14.91%	26.48%	(37.07)%
Ratios to Average Net Assets F,H
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.89% A	2.10%	1.86%	1.84%	2.21%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,632	$ 41,443	$ 37,095	$ 37,209	$ 32,708	$ 24,340
Portfolio turnover rate G	4% A	5%	5%	5%	6%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 143.64	$ 128.24	$ 131.31	$ 118.71	$ 98.50	$ 162.79
Income from Investment Operations
Net investment income (loss) E	1.37	2.74	2.23	2.03	2.11	2.66
Net realized and unrealized gain (loss)	18.12	17.14	.11	14.97	22.82	(62.74)
Total from investment operations	19.49	19.88	2.34	17.00	24.93	(60.08)
Distributions from net investment income	(.01)	(2.71)	(2.32)	(2.13)	(2.47)	(2.73)
Distributions from net realized gain	(1.23)	(1.77)	(3.09)	(2.27)	(2.25)	(1.48)
Total distributions	(1.24)	(4.48)	(5.41)	(4.40)	(4.72)	(4.21)
Net asset value, end of period	$ 161.89	$ 143.64	$ 128.24	$ 131.31	$ 118.71	$ 98.50
Total Return B,C,D	13.62%	15.62%	1.78%	14.73%	26.30%	(37.16)%
Ratios to Average Net Assets F,H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.74% A	1.95%	1.71%	1.69%	2.06%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 313,787	$ 274,104	$ 240,172	$ 242,677	$ 220,221	$ 170,637
Portfolio turnover rate G	4% A	5%	5%	5%	6%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,550,099,723
Gross unrealized depreciation	(178,181,359)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,371,918,364

Tax cost	$ 1,685,526,016

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $6,444,283 and a change in net unrealized appreciation (depreciation) of $(697,680) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $132,250,252 and $62,514,504, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, FMR pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .10% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 22,997
Service Class 2	375,779
$ 398,776

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees of .067% of each class's average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays a portion of the transfer agent fees at an annual rate of .055% of the class' average net assets. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 701,694
Service Class	12,649
Service Class 2	82,671
$ 797,014

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,486 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $134,032. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $88.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ 175,275	$ 47,042,989
Service Class	3,192	817,750
Service Class 2	20,869	5,093,644
Total	$ 199,336	$ 52,954,383
From net realized gain
Initial Class	$ 19,551,063	$ 26,520,646
Service Class	356,092	492,115
Service Class 2	2,327,819	3,321,857
Total	$ 22,234,974	$ 30,334,618

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	1,346,205	2,686,566	$ 213,503,392	$ 383,379,462
Reinvestment of distributions	128,695	520,317	19,726,337	73,563,635
Shares redeemed	(1,141,010)	(2,209,387)	(182,681,589)	(312,125,251)
Net increase (decrease)	333,890	997,496	$ 50,548,140	$ 144,817,846
Service Class
Shares sold	17,152	32,821	$ 2,702,984	$ 4,627,611
Reinvestment of distributions	2,351	9,295	359,284	1,309,865
Shares redeemed	(14,069)	(42,924)	(2,225,812)	(5,946,964)
Net increase (decrease)	5,434	(808)	$ 836,456	$ (9,488)
Service Class 2
Shares sold	194,871	338,381	$ 30,734,184	$ 47,591,017
Reinvestment of distributions	15,464	60,133	2,348,688	8,415,501
Shares redeemed	(180,342)	(363,069)	(28,119,959)	(51,004,670)
Net increase (decrease)	29,993	35,445	$ 4,962,913	$ 5,001,848

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 34% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIDX-SANN-0813
1.705630.115

Fidelity® Variable Insurance Products:
Value Leaders Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.85%
Actual		$ 1,000.00	$ 1,163.40	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class	.95%
Actual		$ 1,000.00	$ 1,163.40	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2	1.10%
Actual		$ 1,000.00	$ 1,162.00	$ 5.90
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class	.93%
Actual		$ 1,000.00	$ 1,162.90	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	4.4	4.2
General Electric Co.	4.0	4.3
Exxon Mobil Corp.	3.9	2.9
Merck & Co., Inc.	3.7	3.7
Citigroup, Inc.	3.0	3.4
Chevron Corp.	2.7	3.0
Occidental Petroleum Corp.	2.5	1.5
JPMorgan Chase & Co.	2.3	1.8
Zoetis, Inc. Class A	2.2	0.0
Textron, Inc.	2.1	2.3
	30.8
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.3	26.3
Energy	14.3	16.3
Information Technology	12.5	11.0
Health Care	12.1	12.5
Consumer Discretionary	6.9	8.2
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks and Equity Futures 98.5%		Stocks 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	0.9%	** Foreign investments	9.6%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.6%
Johnson Controls, Inc.	5,041	$ 180,417
Automobiles - 0.8%
Ford Motor Co.	15,447	238,965
Diversified Consumer Services - 2.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	26,637	472,008
DeVry, Inc.	6,504	201,754
		673,762
Media - 2.5%
DISH Network Corp. Class A	6,731	286,202
Washington Post Co. Class B	895	432,974
		719,176
Multiline Retail - 0.6%
J.C. Penney Co., Inc. (a)	9,039	154,386
TOTAL CONSUMER DISCRETIONARY		1,966,706
CONSUMER STAPLES - 6.2%
Beverages - 0.2%
PepsiCo, Inc.	800	65,432
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	4,997	285,728
Wal-Mart Stores, Inc.	4,373	325,745
		611,473
Food Products - 2.6%
Kraft Foods Group, Inc.	6,468	361,367
Mondelez International, Inc.	13,580	387,437
		748,804
Household Products - 1.2%
Procter & Gamble Co.	4,371	336,523
TOTAL CONSUMER STAPLES		1,762,232
ENERGY - 14.3%
Energy Equipment & Services - 2.1%
Cameron International Corp. (a)	2,492	152,411
Halliburton Co.	10,564	440,730
		593,141
Oil, Gas & Consumable Fuels - 12.2%
Anadarko Petroleum Corp.	6,642	570,747
Apache Corp.	3,679	308,411
Chevron Corp.	6,500	769,210
Exxon Mobil Corp.	12,242	1,106,065
Occidental Petroleum Corp.	7,820	697,779
		3,452,212
TOTAL ENERGY		4,045,353

	Shares	Value
FINANCIALS - 23.3%
Capital Markets - 4.8%
Bank of New York Mellon Corp.	6,100	$ 171,105
Carlyle Group LP	4,800	123,360
E*TRADE Financial Corp. (a)	34,860	441,328
Goldman Sachs Group, Inc.	961	145,351
Raymond James Financial, Inc.	3,792	162,980
State Street Corp.	4,647	303,031
		1,347,155
Commercial Banks - 6.5%
Fifth Third Bancorp	20,153	363,762
KeyCorp	51,964	573,683
U.S. Bancorp	5,613	202,910
Wells Fargo & Co.	13,055	538,780
Zions Bancorporation	5,813	167,879
		1,847,014
Consumer Finance - 1.5%
Capital One Financial Corp.	7,000	439,670
Diversified Financial Services - 6.6%
Bank of America Corp.	28,812	370,522
Citigroup, Inc.	17,768	852,331
JPMorgan Chase & Co.	12,097	638,601
		1,861,454
Insurance - 3.9%
Allstate Corp.	3,500	168,420
American International Group, Inc. (a)	4,300	192,210
Assurant, Inc.	2,719	138,424
Fidelity National Financial, Inc. Class A	4,300	102,383
MetLife, Inc.	1,200	54,912
RenaissanceRe Holdings Ltd.	340	29,509
The Chubb Corp.	2,238	189,447
XL Group PLC Class A	7,358	223,095
		1,098,400
TOTAL FINANCIALS		6,593,693
HEALTH CARE - 12.1%
Health Care Providers & Services - 1.4%
HCA Holdings, Inc.	7,549	272,217
WellPoint, Inc.	1,300	106,392
		378,609
Pharmaceuticals - 10.7%
Johnson & Johnson	1,012	86,890
Merck & Co., Inc.	22,342	1,037,786
Pfizer, Inc.	44,887	1,257,284
Zoetis, Inc. (c)	1,400	43,246
Zoetis, Inc. Class A	19,937	615,854
		3,041,060
TOTAL HEALTH CARE		3,419,669
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.7%
Aerospace & Defense - 2.1%
Textron, Inc.	22,392	$ 583,312
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	3,362	185,347
Industrial Conglomerates - 4.0%
General Electric Co.	48,719	1,129,794
TOTAL INDUSTRIALS		1,898,453
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 1.5%
Cisco Systems, Inc.	17,511	425,692
Computers & Peripherals - 0.5%
Hewlett-Packard Co.	5,693	141,186
Internet Software & Services - 1.7%
Yahoo!, Inc. (a)	19,657	493,587
Office Electronics - 1.6%
Xerox Corp.	50,681	459,677
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	3,023	73,217
Micron Technology, Inc. (a)	21,525	308,453
		381,670
Software - 5.8%
Activision Blizzard, Inc.	29,253	417,148
Comverse, Inc.	9,198	273,732
Microsoft Corp.	1,807	62,396
Symantec Corp.	25,167	565,502
Verint Systems, Inc. (a)	9,237	327,636
		1,646,414
TOTAL INFORMATION TECHNOLOGY		3,548,226
MATERIALS - 4.6%
Chemicals - 0.9%
The Dow Chemical Co.	8,040	258,647
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	4,825	198,452
Metals & Mining - 2.1%
Freeport-McMoRan Copper & Gold, Inc.	3,436	94,868
Newmont Mining Corp.	17,083	511,636
		606,504
Paper & Forest Products - 0.9%
International Paper Co.	5,738	254,251
TOTAL MATERIALS		1,317,854

	Shares	Value
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.3%
TW telecom, Inc. (a)	3,343	$ 94,072
Wireless Telecommunication Services - 2.1%
Sprint Nextel Corp. (a)	47,177	331,183
T-Mobile US, Inc. (a)	10,559	261,969
		593,152
TOTAL TELECOMMUNICATION SERVICES		687,224
UTILITIES - 1.4%
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	4,600	108,054
Sempra Energy	3,511	287,059
		395,113
TOTAL COMMON STOCKS (Cost $23,605,670)		25,634,523
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 8/15/13 to 9/12/13 (d) (Cost $49,997)	$ 50,000	49,998
Money Market Funds - 9.6%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $2,726,278)	2,726,278	2,726,278
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $26,381,945)		28,410,799
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(58,820)
NET ASSETS - 100%		$ 28,351,979
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
28 ICE Russell 1000 Value Index Contracts	Sept. 2013	$ 2,293,480	$ (25,157)
The face value of futures purchased as a percentage of net assets is 8.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,998.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,167
Fidelity Securities Lending Cash Central Fund	6,824
Total	$ 7,991
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,966,706	$ 1,966,706	$ -	$ -
Consumer Staples	1,762,232	1,762,232	-	-
Energy	4,045,353	4,045,353	-	-
Financials	6,593,693	6,593,693	-	-
Health Care	3,419,669	3,419,669	-	-
Industrials	1,898,453	1,898,453	-	-
Information Technology	3,548,226	3,548,226	-	-
Materials	1,317,854	1,317,854	-	-
Telecommunication Services	687,224	687,224	-	-
Utilities	395,113	395,113	-	-
U.S. Government and Government Agency Obligations	49,998	-	49,998	-
Money Market Funds	2,726,278	2,726,278	-	-
Total Investments in Securities:	$ 28,410,799	$ 28,360,801	$ 49,998	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (25,157)	$ (25,157)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (25,157)
Total Value of Derivatives	$ -	$ (25,157)

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $23,655,667)	$ 25,684,521
Fidelity Central Funds (cost $2,726,278)	2,726,278
Total Investments (cost $26,381,945)		$ 28,410,799
Cash		12,399
Receivable for investments sold		143,730
Receivable for fund shares sold		183,018
Dividends receivable		49,544
Distributions receivable from Fidelity Central Funds		2,812
Receivable from investment adviser for expense reductions		836
Other receivables		321
Total assets		28,803,459

Liabilities
Payable for investments purchased Regular delivery	$ 356,150
Delayed delivery	42,781
Payable for fund shares redeemed	371
Accrued management fee	12,509
Distribution and service plan fees payable	534
Payable for daily variation margin for derivative instruments	6,357
Other affiliated payables	3,875
Other payables and accrued expenses	28,903
Total liabilities		451,480

Net Assets		$ 28,351,979
Net Assets consist of:
Paid in capital		$ 49,720,917
Undistributed net investment income		21,289
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,393,924)
Net unrealized appreciation (depreciation) on investments		2,003,697
Net Assets		$ 28,351,979

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($9,405,610 ÷ 785,108 shares)	$ 11.98

Service Class: Net Asset Value, offering price and redemption price per share ($356,757 ÷ 29,788 shares)	$ 11.98

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,482,178 ÷ 208,000 shares)	$ 11.93

Investor Class: Net Asset Value, offering price and redemption price per share ($16,107,434 ÷ 1,349,020 shares)	$ 11.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 123,042
Interest		6
Income from Fidelity Central Funds (including $6,824 from security lending)		7,991
Total income		131,039

Expenses
Management fee	$ 65,165
Transfer agent fees	15,749
Distribution and service plan fees	2,348
Accounting and security lending fees	4,617
Custodian fees and expenses	10,425
Independent trustees' compensation	66
Audit	21,819
Legal	336
Miscellaneous	70
Total expenses before reductions	120,595
Expense reductions	(13,758)	106,837
Net investment income (loss)		24,202
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,031,527
Foreign currency transactions	(999)
Futures contracts	6,237
Total net realized gain (loss)		1,036,765
Change in net unrealized appreciation (depreciation) on: Investment securities	2,123,527
Assets and liabilities in foreign currencies	(155)
Futures contracts	(25,157)
Total change in net unrealized appreciation (depreciation)		2,098,215
Net gain (loss)		3,134,980
Net increase (decrease) in net assets resulting from operations		$ 3,159,182

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,202	$ 422,442
Net realized gain (loss)	1,036,765	4,102
Change in net unrealized appreciation (depreciation)	2,098,215	2,090,342
Net increase (decrease) in net assets resulting from operations	3,159,182	2,516,886
Distributions to shareholders from net investment income	(5,384)	(414,362)
Share transactions - net increase (decrease)	7,921,728	(5,749,897)
Total increase (decrease) in net assets	11,075,526	(3,647,373)

Net Assets
Beginning of period	17,276,453	20,923,826
End of period (including undistributed net investment income of $21,289 and undistributed net investment income of $2,471, respectively)	$ 28,351,979	$ 17,276,453

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 9.26	$ 10.23	$ 9.42	$ 7.49	$ 13.89
Income from Investment Operations
Net investment income (loss) E	.02	.23	.15	.10	.12	.20
Net realized and unrealized gain (loss)	1.66	1.06	(.97)	.84	1.97	(6.39)
Total from investment operations	1.68	1.29	(.82)	.94	2.09	(6.19)
Distributions from net investment income	- I	(.25)	(.15)	(.13)	(.16)	(.19)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	- I	(.25)	(.15)	(.13)	(.16)	(.21)
Net asset value, end of period	$ 11.98	$ 10.30	$ 9.26	$ 10.23	$ 9.42	$ 7.49
Total Return B, C, D	16.34%	14.00%	(8.00)%	10.04%	27.91%	(44.61)%
Ratios to Average Net Assets F, H
Expenses before reductions	.97% A	1.10%	1.04%	.90%	.89%	.81%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.81%
Expenses net of all reductions	.84% A	.82%	.84%	.85%	.85%	.81%
Net investment income (loss)	.27% A	2.27%	1.45%	1.05%	1.48%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,406	$ 5,464	$ 6,275	$ 9,855	$ 12,826	$ 18,847
Portfolio turnover rate G	92% A	96%	95%	109%	58%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 9.27	$ 10.23	$ 9.41	$ 7.48	$ 13.86
Income from Investment Operations
Net investment income (loss) E	.01	.22	.14	.09	.11	.19
Net realized and unrealized gain (loss)	1.67	1.05	(.97)	.85	1.96	(6.38)
Total from investment operations	1.68	1.27	(.83)	.94	2.07	(6.19)
Distributions from net investment income	- I	(.24)	(.13)	(.12)	(.14)	(.17)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	- I	(.24)	(.13)	(.12)	(.14)	(.19)
Net asset value, end of period	$ 11.98	$ 10.30	$ 9.27	$ 10.23	$ 9.41	$ 7.48
Total Return B, C, D	16.34%	13.77%	(8.03)%	10.01%	27.80%	(44.69)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.14%	1.11%	.98%	.97%	.90%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.95%	.95%	.90%
Expenses net of all reductions	.94% A	.92%	.93%	.95%	.95%	.90%
Net investment income (loss)	.17% A	2.18%	1.35%	.95%	1.38%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 357	$ 307	$ 270	$ 430	$ 677	$ 956
Portfolio turnover rate G	92% A	96%	95%	109%	58%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 9.24	$ 10.20	$ 9.39	$ 7.46	$ 13.80
Income from Investment Operations
Net investment income (loss) E	- I	.20	.12	.08	.10	.18
Net realized and unrealized gain (loss)	1.66	1.06	(.96)	.84	1.96	(6.35)
Total from investment operations	1.66	1.26	(.84)	.92	2.06	(6.17)
Distributions from net investment income	- I	(.23)	(.12)	(.11)	(.13)	(.15)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	- I	(.23)	(.12)	(.11)	(.13)	(.17)
Net asset value, end of period	$ 11.93	$ 10.27	$ 9.24	$ 10.20	$ 9.39	$ 7.46
Total Return B, C, D	16.20%	13.62%	(8.20)%	9.81%	27.70%	(44.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.19% A	1.29%	1.25%	1.12%	1.12%	1.05%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.05%
Expenses net of all reductions	1.09% A	1.07%	1.09%	1.10%	1.10%	1.05%
Net investment income (loss)	.02% A	2.03%	1.20%	.80%	1.23%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,482	$ 1,379	$ 1,339	$ 1,779	$ 1,756	$ 2,001
Portfolio turnover rate G	92% A	96%	95%	109%	58%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 9.25	$ 10.22	$ 9.40	$ 7.48	$ 13.87
Income from Investment Operations
Net investment income (loss) E	.01	.22	.14	.09	.11	.19
Net realized and unrealized gain (loss)	1.66	1.05	(.96)	.85	1.96	(6.38)
Total from investment operations	1.67	1.27	(.82)	.94	2.07	(6.19)
Distributions from net investment income	- I	(.25)	(.15)	(.12)	(.15)	(.18)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	- I	(.25)	(.15)	(.12)	(.15)	(.20)
Net asset value, end of period	$ 11.94	$ 10.27	$ 9.25	$ 10.22	$ 9.40	$ 7.48
Total Return B, C, D	16.29%	13.80%	(8.00)%	10.08%	27.72%	(44.67)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.14%	1.10%	.96%	.97%	.90%
Expenses net of fee waivers, if any	.93% A	.93%	.93%	.93%	.93%	.90%
Expenses net of all reductions	.92% A	.90%	.92%	.93%	.93%	.90%
Net investment income (loss)	.19% A	2.19%	1.37%	.97%	1.40%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,107	$ 10,127	$ 13,040	$ 16,858	$ 19,249	$ 23,606
Portfolio turnover rate G	92% A	96%	95%	109%	58%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Value Leaders Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. During the period, dividend income has been reduced $94,797 with a corresponding increase to net unrealized appreciation (depreciation) as a result of a change in the prior period estimate, which had no impact on the total net assets or total return of the Fund. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, foreign currency transactions, capital loss carryforwards, partnerships and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,361,804
Gross unrealized depreciation	(1,807,956)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,553,848

Tax cost	$ 26,856,951

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (11,669,055)
2017	(11,445,222)
Total with expiration	(23,114,277)
No expiration
Long-term	(816,596)
Total capital loss carryforward	$ (23,930,873)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $6,237 and a change in net unrealized appreciation (depreciation) of ($25,157) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $15,610,739 and $10,036,272, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 171
Service Class 2	2,177
$ 2,348

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 3,959
Service Class	120
Service Class 2	612
Investor Class	11,058
$ 15,749

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $871 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $2,667 from securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Initial Class	.85%	$ 4,699
Service Class	.95%	159
Service Class 2	1.10%	806
Investor Class	.93%	7,089
		$ 12,753

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,005 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ 1,687	$ 132,429
Service Class	89	7,068
Service Class 2	396	29,641
Investor Class	3,212	245,224
Total	$ 5,384	$ 414,362

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	365,161	87,813	$ 4,191,038	$ 877,739
Reinvestment of distributions	152	13,022	1,687	132,429
Shares redeemed	(110,667)	(247,718)	(1,294,449)	(2,475,155)
Net increase (decrease)	254,646	(146,883)	$ 2,898,276	$ (1,464,987)
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	695	89	7,068
Shares redeemed	-	-	-	-
Net increase (decrease)	8	695	$ 89	$ 7,068
Service Class 2
Shares sold	107,534	35,889	$ 1,276,949	$ 351,968
Reinvestment of distributions	36	2,920	396	29,641
Shares redeemed	(33,785)	(49,489)	(400,830)	(492,162)
Net increase (decrease)	73,785	(10,680)	$ 876,515	$ (110,553)
Investor Class
Shares sold	634,817	115,700	$ 7,277,407	$ 1,165,614
Reinvestment of distributions	290	24,184	3,212	245,224
Shares redeemed	(272,207)	(564,194)	(3,133,771)	(5,592,263)
Net increase (decrease)	362,900	(424,310)	$ 4,146,848	$ (4,181,425)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 91% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VVL-SANN-0813
1.788834.110

Fidelity® Variable Insurance Products:
Growth Stock Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.79%
Actual		$ 1,000.00	$ 1,099.30	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Service Class	.88%
Actual		$ 1,000.00	$ 1,098.70	$ 4.58
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Service Class 2	1.03%
Actual		$ 1,000.00	$ 1,098.00	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Investor Class	.86%
Actual		$ 1,000.00	$ 1,098.70	$ 4.48
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	4.8	3.3
Apple, Inc.	3.9	7.1
The Coca-Cola Co.	2.8	1.5
Home Depot, Inc.	2.5	1.9
Gilead Sciences, Inc.	2.3	1.6
Oracle Corp.	2.2	2.5
Amgen, Inc.	2.0	2.4
Microsoft Corp.	1.7	1.7
Visa, Inc. Class A	1.7	1.9
Monsanto Co.	1.6	1.3
	25.5
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.9	30.9
Consumer Discretionary	20.8	17.2
Health Care	16.1	12.4
Consumer Staples	10.9	10.1
Industrials	10.9	10.7
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks 99.2%		Stocks 97.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.7%
* Foreign investments	8.3%	** Foreign investments	8.0%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 20.8%
Automobiles - 0.4%
Nissan Motor Co. Ltd.	31,500	$ 315,712
Tesla Motors, Inc. (a)	1,700	182,631
		498,343
Distributors - 0.8%
LKQ Corp. (a)	41,004	1,055,853
Diversified Consumer Services - 1.1%
H&R Block, Inc.	47,767	1,325,534
Hotels, Restaurants & Leisure - 3.3%
Las Vegas Sands Corp.	5,084	269,096
McDonald's Corp.	7,813	773,487
Noodles & Co.	900	33,075
Starbucks Corp.	21,332	1,397,033
Wyndham Worldwide Corp.	9,711	555,761
Yum! Brands, Inc.	14,582	1,011,116
		4,039,568
Household Durables - 1.4%
Toll Brothers, Inc. (a)	31,634	1,032,217
Whirlpool Corp.	5,585	638,701
		1,670,918
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	6,583	1,828,033
priceline.com, Inc. (a)	1,600	1,323,408
		3,151,441
Leisure Equipment & Products - 0.4%
Mattel, Inc.	11,000	498,410
Media - 2.7%
CBS Corp. Class B	17,166	838,902
Comcast Corp. Class A	37,759	1,581,347
Twenty-First Century Fox, Inc. Class A (e)	30,300	878,397
		3,298,646
Multiline Retail - 0.5%
Dollar General Corp. (a)	11,875	598,856
Specialty Retail - 5.9%
American Eagle Outfitters, Inc.	45,647	833,514
Dick's Sporting Goods, Inc.	13,281	664,847
Home Depot, Inc.	39,574	3,065,798
Restoration Hardware Holdings, Inc.	10,200	765,000
Ross Stores, Inc.	11,892	770,721
Tile Shop Holdings, Inc. (a)	20,797	602,281
Tractor Supply Co.	3,800	446,918
Urban Outfitters, Inc. (a)	3,400	136,748
		7,285,827
Textiles, Apparel & Luxury Goods - 1.7%
lululemon athletica, Inc. (a)	6,748	442,129
Michael Kors Holdings Ltd. (a)	7,920	491,198

	Shares	Value
NIKE, Inc. Class B	11,334	$ 721,749
PVH Corp.	3,200	400,160
		2,055,236
TOTAL CONSUMER DISCRETIONARY		25,478,632
CONSUMER STAPLES - 10.9%
Beverages - 4.2%
Beam, Inc.	5,700	359,727
Monster Beverage Corp. (a)	12,414	754,399
PepsiCo, Inc.	7,387	604,183
The Coca-Cola Co.	84,224	3,378,225
		5,096,534
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	27,072	1,547,977
Kroger Co.	17,706	611,565
Wal-Mart Stores, Inc.	9,650	718,829
		2,878,371
Food Products - 1.2%
Bunge Ltd.	12,250	866,933
Mead Johnson Nutrition Co. Class A	7,751	614,112
		1,481,045
Household Products - 0.8%
Procter & Gamble Co.	12,300	946,977
Tobacco - 2.4%
Altria Group, Inc.	33,316	1,165,727
Japan Tobacco, Inc.	29,400	1,037,748
Lorillard, Inc.	18,421	804,629
		3,008,104
TOTAL CONSUMER STAPLES		13,411,031
ENERGY - 3.5%
Energy Equipment & Services - 2.4%
Ensco PLC Class A	14,000	813,680
Halliburton Co.	21,064	878,790
National Oilwell Varco, Inc.	10,509	724,070
Schlumberger Ltd.	6,538	468,513
		2,885,053
Oil, Gas & Consumable Fuels - 1.1%
Noble Energy, Inc.	8,104	486,564
Pioneer Natural Resources Co.	1,000	144,750
The Williams Companies, Inc.	23,540	764,344
		1,395,658
TOTAL ENERGY		4,280,711
FINANCIALS - 7.0%
Capital Markets - 1.0%
The Blackstone Group LP	50,823	1,070,332
UBS AG (NY Shares)	10,900	184,755
		1,255,087
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.9%
Wells Fargo & Co.	27,730	$ 1,144,417
Consumer Finance - 1.6%
Capital One Financial Corp.	14,600	917,026
SLM Corp.	45,104	1,031,077
		1,948,103
Diversified Financial Services - 2.3%
Bank of America Corp.	82,014	1,054,700
Citigroup, Inc.	23,564	1,130,365
McGraw-Hill Companies, Inc.	10,800	574,452
		2,759,517
Real Estate Investment Trusts - 0.7%
American Tower Corp.	11,200	819,504
Real Estate Management & Development - 0.3%
The St. Joe Co. (a)(d)	15,000	315,750
Thrifts & Mortgage Finance - 0.2%
Nationstar Mortgage Holdings, Inc. (a)(d)	7,987	299,033
TOTAL FINANCIALS		8,541,411
HEALTH CARE - 16.1%
Biotechnology - 7.7%
Alexion Pharmaceuticals, Inc. (a)	8,356	770,757
Amgen, Inc.	24,655	2,432,462
Biogen Idec, Inc. (a)	5,500	1,183,600
BioMarin Pharmaceutical, Inc. (a)	7,700	429,583
Celgene Corp. (a)	6,835	799,080
Gilead Sciences, Inc. (a)	55,557	2,845,074
Onyx Pharmaceuticals, Inc. (a)	3,800	456,000
Theravance, Inc. (a)	13,793	531,444
		9,448,000
Health Care Equipment & Supplies - 1.8%
Ansell Ltd.	31,658	510,438
Boston Scientific Corp. (a)	117,711	1,091,181
The Cooper Companies, Inc.	4,671	556,083
		2,157,702
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc. (a)	16,056	424,521
Catamaran Corp. (a)	11,588	564,029
Express Scripts Holding Co. (a)	24,669	1,521,831
		2,510,381
Health Care Technology - 0.6%
Cerner Corp. (a)	7,641	734,224
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	9,333	698,482
Pharmaceuticals - 3.4%
AbbVie, Inc.	30,665	1,267,691
Actavis, Inc. (a)	6,613	834,693
Bristol-Myers Squibb Co.	19,800	884,862

	Shares	Value
Valeant Pharmaceuticals International, Inc. (Canada) (a)	7,900	$ 681,156
Warner Chilcott PLC	26,700	530,796
		4,199,198
TOTAL HEALTH CARE		19,747,987
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
The Boeing Co.	4,500	460,980
TransDigm Group, Inc.	3,700	580,049
United Technologies Corp.	19,563	1,818,185
		2,859,214
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	18,726	1,619,424
Airlines - 0.4%
Delta Air Lines, Inc.	27,300	510,783
Electrical Equipment - 2.6%
Eaton Corp. PLC	17,515	1,152,662
Emerson Electric Co.	15,118	824,536
Generac Holdings, Inc.	33,683	1,246,608
		3,223,806
Industrial Conglomerates - 0.5%
General Electric Co.	25,842	599,276
Machinery - 1.8%
Cummins, Inc.	7,135	773,862
Ingersoll-Rand PLC	14,596	810,370
Manitowoc Co., Inc.	35,509	635,966
		2,220,198
Professional Services - 0.3%
Towers Watson & Co.	3,500	286,790
Road & Rail - 1.6%
CSX Corp.	41,200	955,428
Hertz Global Holdings, Inc. (a)	20,368	505,126
Union Pacific Corp.	3,408	525,786
		1,986,340
TOTAL INDUSTRIALS		13,305,831
INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 2.0%
Cisco Systems, Inc.	28,300	687,973
QUALCOMM, Inc.	28,938	1,767,533
		2,455,506
Computers & Peripherals - 4.9%
Apple, Inc.	12,185	4,826,235
EMC Corp.	50,836	1,200,746
		6,026,981
Internet Software & Services - 6.3%
eBay, Inc. (a)	16,225	839,157
Facebook, Inc. Class A (a)	17,514	435,398
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	6,678	$ 5,879,112
LinkedIn Corp. (a)	3,400	606,220
		7,759,887
IT Services - 4.4%
Accenture PLC Class A	3,272	235,453
Amdocs Ltd.	21,678	804,037
IBM Corp.	3,762	718,956
MasterCard, Inc. Class A	2,800	1,608,600
Visa, Inc. Class A	11,216	2,049,724
		5,416,770
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp. Class A	40,699	1,373,998
Software - 7.2%
Check Point Software Technologies Ltd. (a)	6,300	312,984
Concur Technologies, Inc. (a)	4,535	369,058
Guidewire Software, Inc. (a)	15,306	643,617
Microsoft Corp.	60,832	2,100,529
Oracle Corp.	86,780	2,665,882
salesforce.com, Inc. (a)	25,800	985,044
Splunk, Inc. (a)	8,522	395,080
Workday, Inc. Class A	20,052	1,285,133
		8,757,327
TOTAL INFORMATION TECHNOLOGY		31,790,469
MATERIALS - 3.4%
Chemicals - 2.6%
Eastman Chemical Co.	10,800	756,108
FMC Corp.	8,050	491,533
Monsanto Co.	19,942	1,970,270
		3,217,911
Construction Materials - 0.8%
Eagle Materials, Inc.	4,500	298,215
Vulcan Materials Co.	13,925	674,109
		972,324
TOTAL MATERIALS		4,190,235

	Shares	Value
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	28,463	$ 818,027
TOTAL COMMON STOCKS (Cost $105,412,225)		121,564,334
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.13% (b)	1,848,971	1,848,971
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	468,100	468,100
TOTAL MONEY MARKET FUNDS (Cost $2,317,071)		2,317,071
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $107,729,296)		123,881,405
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(1,376,468)
NET ASSETS - 100%		$ 122,504,937
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,233
Fidelity Securities Lending Cash Central Fund	812
Total	$ 2,045
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,478,632	$ 25,162,920	$ 315,712	$ -
Consumer Staples	13,411,031	12,373,283	1,037,748	-
Energy	4,280,711	4,280,711	-	-
Financials	8,541,411	8,541,411	-	-
Health Care	19,747,987	19,291,987	456,000	-
Industrials	13,305,831	13,305,831	-	-
Information Technology	31,790,469	31,790,469	-	-
Materials	4,190,235	4,190,235	-	-
Telecommunication Services	818,027	818,027	-	-
Money Market Funds	2,317,071	2,317,071	-	-
Total Investments in Securities:	$ 123,881,405	$ 122,071,945	$ 1,809,460	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $448,718) - See accompanying schedule: Unaffiliated issuers (cost $105,412,225)	$ 121,564,334
Fidelity Central Funds (cost $2,317,071)	2,317,071
Total Investments (cost $107,729,296)		$ 123,881,405
Cash		3,065
Receivable for investments sold		2,846,402
Receivable for fund shares sold		122,868
Dividends receivable		123,313
Distributions receivable from Fidelity Central Funds		377
Other receivables		1,809
Total assets		126,979,239

Liabilities
Payable for investments purchased Regular delivery	$ 3,485,051
Delayed delivery	337,685
Payable for fund shares redeemed	54,056
Accrued management fee	56,949
Distribution and service plan fees payable	10,779
Other affiliated payables	17,070
Other payables and accrued expenses	44,612
Collateral on securities loaned, at value	468,100
Total liabilities		4,474,302

Net Assets		$ 122,504,937
Net Assets consist of:
Paid in capital		$ 100,234,264
Undistributed net investment income		400,830
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,717,835
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,152,008
Net Assets		$ 122,504,937

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($14,048,473 ÷ 798,253 shares)	$ 17.60

Service Class: Net Asset Value, offering price and redemption price per share ($523,029 ÷ 29,928 shares)	$ 17.48

Service Class 2: Net Asset Value, offering price and redemption price per share ($50,923,699 ÷ 2,949,964 shares)	$ 17.26

Investor Class: Net Asset Value, offering price and redemption price per share ($57,009,736 ÷ 3,263,951 shares)	$ 17.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 948,561
Income from Fidelity Central Funds		2,045
Total income		950,606

Expenses
Management fee	$ 332,324
Transfer agent fees	66,261
Distribution and service plan fees	65,750
Accounting and security lending fees	23,332
Custodian fees and expenses	42,603
Independent trustees' compensation	357
Audit	23,568
Legal	400
Miscellaneous	619
Total expenses before reductions	555,214
Expense reductions	(6,278)	548,936
Net investment income (loss)		401,670
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,040,307
Foreign currency transactions	20
Total net realized gain (loss)		7,040,327
Change in net unrealized appreciation (depreciation) on: Investment securities	3,506,429
Assets and liabilities in foreign currencies	(31)
Total change in net unrealized appreciation (depreciation)		3,506,398
Net gain (loss)		10,546,725
Net increase (decrease) in net assets resulting from operations		$ 10,948,395

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 401,670	$ 670,531
Net realized gain (loss)	7,040,327	1,864,140
Change in net unrealized appreciation (depreciation)	3,506,398	9,938,842
Net increase (decrease) in net assets resulting from operations	10,948,395	12,473,513
Distributions to shareholders from net investment income	-	(808,310)
Share transactions - net increase (decrease)	1,377,580	64,011,977
Total increase (decrease) in net assets	12,325,975	75,677,180

Net Assets
Beginning of period	110,178,962	34,501,782
End of period (including undistributed net investment income of $400,830 and distributions in excess of net investment income of $840, respectively)	$ 122,504,937	$ 110,178,962

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.01	$ 13.64	$ 13.53	$ 11.27	$ 7.81	$ 14.15
Income from Investment Operations
Net investment income (loss) E	.07	.12	.01	- J	.04	.02
Net realized and unrealized gain (loss)	1.52	2.39	.10 H	2.26	3.46	(6.34)
Total from investment operations	1.59	2.51	.11	2.26	3.50	(6.32)
Distributions from net investment income	-	(.14)	-	-	(.04)	(.02)
Net asset value, end of period	$ 17.60	$ 16.01	$ 13.64	$ 13.53	$ 11.27	$ 7.81
Total Return B, C, D	9.93%	18.39%	.81%	20.05%	44.86%	(44.67)%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.79%	.96%	1.09%	1.35%	1.16%
Expenses net of fee waivers, if any	.79% A	.79%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.78% A	.78%	.84%	.84%	.84%	.85%
Net investment income (loss)	.81% A	.80%	.07%	.01%	.39%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,048	$ 12,634	$ 9,012	$ 7,008	$ 5,374	$ 3,368
Portfolio turnover rate G	169% A	166%	84%	114%	173%	137%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.91	$ 13.55	$ 13.46	$ 11.22	$ 7.78	$ 14.08
Income from Investment Operations
Net investment income (loss) E	.06	.11	- J	(.01)	.03	.01
Net realized and unrealized gain (loss)	1.51	2.37	.09 H	2.25	3.44	(6.30)
Total from investment operations	1.57	2.48	.09	2.24	3.47	(6.29)
Distributions from net investment income	-	(.12)	-	-	(.03)	(.01)
Net asset value, end of period	$ 17.48	$ 15.91	$ 13.55	$ 13.46	$ 11.22	$ 7.78
Total Return B, C, D	9.87%	18.35%	.67%	19.96%	44.61%	(44.71)%
Ratios to Average Net Assets F, I
Expenses before reductions	.88% A	.87%	1.04%	1.17%	1.42%	1.22%
Expenses net of fee waivers, if any	.88% A	.87%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.86% A	.86%	.94%	.94%	.94%	.95%
Net investment income (loss)	.72% A	.72%	(.03)%	(.10)%	.30%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 523	$ 476	$ 402	$ 573	$ 823	$ 1,021
Portfolio turnover rate G	169% A	166%	84%	114%	173%	137%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.72	$ 13.39	$ 13.33	$ 11.13	$ 7.71	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.05	.09	(.03)	(.03)	.01	(.01)
Net realized and unrealized gain (loss)	1.49	2.34	.09 H	2.23	3.42	(6.24)
Total from investment operations	1.54	2.43	.06	2.20	3.43	(6.25)
Distributions from net investment income	-	(.10)	-	-	(.01)	-
Net asset value, end of period	$ 17.26	$ 15.72	$ 13.39	$ 13.33	$ 11.13	$ 7.71
Total Return B, C, D	9.80%	18.17%	.45%	19.77%	44.42%	(44.77)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.03% A	1.03%	1.26%	1.42%	1.67%	1.42%
Expenses net of fee waivers, if any	1.03% A	1.03%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.02% A	1.02%	1.10%	1.10%	1.09%	1.10%
Net investment income (loss)	.57% A	.57%	(.19)%	(.25)%	.15%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,924	$ 50,967	$ 1,415	$ 2,592	$ 1,684	$ 2,183
Portfolio turnover rate G	169% A	166%	84%	114%	173%	137%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.90	$ 13.54	$ 13.45	$ 11.21	$ 7.78	$ 14.10
Income from Investment Operations
Net investment income (loss) E	.06	.11	- J	(.01)	.03	.01
Net realized and unrealized gain (loss)	1.51	2.38	.09 H	2.25	3.44	(6.31)
Total from investment operations	1.57	2.49	.09	2.24	3.47	(6.30)
Distributions from net investment income	-	(.13)	-	-	(.04)	(.02)
Net asset value, end of period	$ 17.47	$ 15.90	$ 13.54	$ 13.45	$ 11.21	$ 7.78
Total Return B, C, D	9.87%	18.39%	.67%	19.98%	44.64%	(44.69)%
Ratios to Average Net Assets E, I
Expenses before reductions	.86% A	.86%	1.02%	1.16%	1.43%	1.25%
Expenses net of fee waivers, if any	.86% A	.86%	.93%	.93%	.93%	.93%
Expenses net of all reductions	.85% A	.85%	.93%	.92%	.93%	.93%
Net investment income (loss)	.73% A	.73%	(.02)%	(.08)%	.31%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,010	$ 46,103	$ 23,672	$ 14,427	$ 7,044	$ 3,416
Portfolio turnover rate G	169% A	166%	84%	114%	173%	137%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Growth Stock Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,452,779
Gross unrealized depreciation	(1,652,092)
Net unrealized appreciation (depreciation) on securities and other investments	$ 15,800,687

Tax cost	$ 108,080,718

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (936,142)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $102,808,710 and $98,998,898, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 256
Service Class 2	65,494
$ 65,750

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 5,738
Service Class	179
Service Class 2	19,019
Investor Class	41,325
$ 66,261

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,725 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $147 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $812. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,269 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 109,221
Service Class	-	3,682
Service Class 2	-	329,727
Investor Class	-	365,680
Total	$ -	$ 808,310

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	133,062	408,448	$ 2,257,883	$ 6,352,331
Reinvestment of distributions	-	6,917	-	109,221
Shares redeemed	(123,845)	(287,269)	(2,107,968)	(4,425,864)
Net increase (decrease)	9,217	128,096	$ 149,915	$ 2,035,688
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	235	-	3,682
Shares redeemed	-	-	-	-
Net increase (decrease)	-	235	$ -	$ 3,682
Service Class 2
Shares sold	31,992	3,714,844	$ 536,821	$ 53,358,057
Reinvestment of distributions	-	21,273	-	329,727
Shares redeemed	(323,303)	(600,496)	(5,510,131)	(9,237,828)
Net increase (decrease)	(291,311)	3,135,621	$ (4,973,310)	$ 44,449,956

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Investor Class
Shares sold	658,448	1,612,961	$ 11,239,579	$ 24,573,908
Reinvestment of distributions	-	23,336	-	365,680
Shares redeemed	(294,617)	(484,401)	(5,038,604)	(7,416,937)
Net increase (decrease)	363,831	1,151,896	$ 6,200,975	$ 17,522,651

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 58% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 35% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGR-SANN-0813
1.787988.110

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	1.10%
Actual		$ 1,000.00	$ 1,034.30	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class	1.20%
Actual		$ 1,000.00	$ 1,033.40	$ 6.05
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.35%
Actual		$ 1,000.00	$ 1,032.50	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R	1.10%
Actual		$ 1,000.00	$ 1,034.30	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class R	1.20%
Actual		$ 1,000.00	$ 1,033.40	$ 6.05
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 1,033.40	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R	1.18%
Actual		$ 1,000.00	$ 1,033.60	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2013
United States of America*	16.4%
United Kingdom	15.1%
Japan	11.5%
France	7.4%
Germany	6.0%
Switzerland	5.0%
India	3.2%
Brazil	3.1%
Indonesia	3.0%
Other	29.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
As of December 31, 2012
United States of America*	24.4%
United Kingdom	12.3%
France	7.4%
Japan	5.4%
Germany	4.8%
India	4.3%
Switzerland	4.1%
Indonesia	3.6%
Brazil	3.5%
Other	30.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
Asset Allocation as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.0	91.5
Short-Term Investments and Net Other Assets (Liabilities)	1.0	8.5
Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.5	1.5
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	1.1	1.3
Sanofi SA (France, Pharmaceuticals)	1.0	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9	0.9
Unilever PLC (United Kingdom, Food Products)	0.9	0.9
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (Japan, Commercial Banks)	0.8	0.0
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	0.7	0.8
Bayer AG (Germany, Pharmaceuticals)	0.7	0.0
BASF AG (Germany, Chemicals)	0.7	0.8
Diageo PLC sponsored ADR (United Kingdom, Beverages)	0.7	0.8
	9.0
Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.8	17.6
Industrials	17.0	16.2
Financials	15.4	11.0
Consumer Staples	14.6	16.4
Information Technology	10.7	10.1
Materials	7.9	9.3
Health Care	7.4	6.2
Telecommunication Services	1.7	1.5
Energy	0.5	3.2

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 1.6%
Carsales.com Ltd.	18,583	$ 160,264
CSL Ltd.	5,280	297,359
DuluxGroup Ltd.	38,612	148,666
McMillan Shakespeare Ltd.	13,267	196,317
realestate.com.au Ltd.	6,612	166,474
SEEK Ltd.	19,507	161,810
TOTAL AUSTRALIA		1,130,890
Austria - 0.3%
Andritz AG	4,202	215,636
Bailiwick of Jersey - 1.5%
Experian PLC	16,401	285,123
UBM PLC	20,800	207,531
Wolseley PLC	5,899	272,123
WPP PLC	17,900	305,962
TOTAL BAILIWICK OF JERSEY		1,070,739
Belgium - 0.6%
Anheuser-Busch InBev SA NV	5,268	474,295
Bermuda - 1.1%
Credicorp Ltd. (NY Shares)	1,800	230,328
Invesco Ltd.	5,346	170,003
Jardine Matheson Holdings Ltd.	3,600	217,800
Signet Jewelers Ltd.	2,200	148,346
TOTAL BERMUDA		766,477
Brazil - 3.1%
BM&F Bovespa SA	40,800	224,721
BR Malls Participacoes SA	22,500	201,167
CCR SA	27,200	216,493
Cielo SA	10,040	251,703
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	8,300	310,005
Iguatemi Empresa de Shopping Centers SA	18,300	180,101
Multiplan Empreendimentos Imobiliarios SA	8,800	205,117
Qualicorp SA (a)	27,300	207,868
Souza Cruz SA	16,000	197,692
Ultrapar Participacoes SA	10,300	246,681
TOTAL BRAZIL		2,241,548
Canada - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,100	243,263
Canadian National Railway Co.	3,900	379,728
Canadian Pacific Railway Ltd.	2,400	291,026
CGI Group, Inc. Class A (sub. vtg.) (a)	7,400	216,716
Cineplex, Inc.	5,900	206,896
Constellation Software, Inc.	1,450	199,914
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,100	267,289
TOTAL CANADA		1,804,832

	Shares	Value
Cayman Islands - 1.9%
Baidu.com, Inc. sponsored ADR (a)	2,200	$ 207,966
Lifestyle International Holdings Ltd.	76,000	159,133
Sa Sa International Holdings Ltd.	160,000	158,844
Sands China Ltd.	50,200	236,565
SouFun Holdings Ltd. ADR	7,500	186,150
Tencent Holdings Ltd.	10,400	407,898
TOTAL CAYMAN ISLANDS		1,356,556
Denmark - 0.6%
Novo Nordisk A/S Series B sponsored ADR	2,800	433,916
Finland - 0.7%
Kone Oyj (B Shares)	3,200	254,290
Nokian Tyres PLC	5,686	231,731
TOTAL FINLAND		486,021
France - 7.4%
Air Liquide SA	3,080	380,342
Bureau Veritas SA	8,800	227,888
Casino Guichard Perrachon SA	1,975	185,018
Danone SA	4,500	337,739
Dassault Systemes SA	2,006	245,392
Edenred SA	7,900	241,651
Iliad SA	761	164,581
Ingenico SA	2,924	194,868
L'Oreal SA	2,300	377,967
LVMH Moet Hennessy - Louis Vuitton SA	2,408	390,229
Pernod Ricard SA (d)	2,600	288,308
PPR SA	1,300	264,228
PPR SA rights 10/1/13 (a)	1,300	3,389
Publicis Groupe SA	3,800	270,561
Safran SA	5,000	261,144
Sanofi SA	6,853	708,467
Schneider Electric SA	5,229	379,317
Sodexo SA	2,800	233,256
Zodiac Aerospace	1,700	225,042
TOTAL FRANCE		5,379,387
Germany - 5.4%
adidas AG	2,800	303,014
BASF AG	5,895	526,614
Bayer AG	5,000	533,221
Bayerische Motoren Werke AG (BMW)	3,952	345,582
Brenntag AG	1,500	227,854
CTS Eventim AG	4,651	187,492
GEA Group AG	5,040	178,637
Henkel AG & Co. KGaA	4,408	345,695
Hugo Boss AG	2,000	220,239
Linde AG	1,900	354,524
MTU Aero Engines Holdings AG	2,200	212,195
SAP AG	6,389	466,544
TOTAL GERMANY		3,901,611
Common Stocks - continued
	Shares	Value
Hong Kong - 1.4%
AIA Group Ltd.	98,600	$ 417,611
Galaxy Entertainment Group Ltd. (a)	47,000	230,272
Hysan Development Co. Ltd.	42,000	182,219
Techtronic Industries Co. Ltd.	88,500	211,778
TOTAL HONG KONG		1,041,880
India - 3.2%
Amara Raja Batteries Ltd.	1,253	5,405
Asian Paints India Ltd.	2,333	181,697
Bajaj Auto Ltd.	7,436	240,312
HDFC Bank Ltd.	24,609	275,204
Housing Development Finance Corp. Ltd. (a)	20,595	304,101
ITC Ltd.	49,328	268,751
Maruti Suzuki India Ltd.	8,152	210,736
Sun Pharmaceutical Industries Ltd.	13,032	221,432
Sun TV Ltd.	23,874	152,228
Tata Consultancy Services Ltd.	9,986	254,653
Titan Industries Ltd.	48,883	183,518
TOTAL INDIA		2,298,037
Indonesia - 3.0%
PT ACE Hardware Indonesia Tbk	2,214,500	165,112
PT Astra International Tbk	406,000	286,349
PT Bank Central Asia Tbk	261,500	263,477
PT Bank Rakyat Indonesia Tbk	286,000	223,326
PT Global Mediacom Tbk	1,005,500	217,817
PT Jasa Marga Tbk	311,500	189,882
PT Mitra Adiperkasa Tbk	246,500	173,854
PT Semen Gresik (Persero) Tbk	141,500	243,794
PT Surya Citra Media Tbk	803,500	220,609
PT Tower Bersama Infrastructure Tbk (a)	430,500	225,552
TOTAL INDONESIA		2,209,772
Ireland - 0.7%
Accenture PLC Class A	2,792	200,912
Jazz Pharmaceuticals PLC (a)	2,200	151,206
Kerry Group PLC Class A	3,300	182,127
TOTAL IRELAND		534,245
Italy - 0.6%
Prada SpA	22,600	205,135
Tod's SpA	1,444	204,123
TOTAL ITALY		409,258
Japan - 11.5%
Bridgestone Corp.	8,300	283,032
Daihatsu Motor Co. Ltd.	12,000	227,289
Daikin Industries Ltd.	5,200	210,183
Daito Trust Construction Co. Ltd.	2,700	254,393
DENSO Corp.	6,100	286,780
Fanuc Corp.	2,400	347,345
Fuji Heavy Industries Ltd.	12,000	296,331

	Shares	Value
Hoya Corp.	9,400	$ 193,341
Isuzu Motors Ltd.	35,000	239,258
Japan Exchange Group, Inc.	2,000	202,014
Japan Tobacco, Inc.	11,900	420,041
Kansai Paint Co. Ltd.	17,000	217,008
Keyence Corp.	880	280,378
Komatsu Ltd.	14,200	327,054
Makita Corp.	4,300	231,178
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	89,500	555,795
MS&AD Insurance Group Holdings, Inc.	8,600	217,840
Nissan Motor Co. Ltd.	28,100	281,635
Nitto Denko Corp.	3,300	211,648
ORIX Corp.	22,600	308,416
SHIMANO, Inc.	2,400	204,444
Shin-Etsu Chemical Co., Ltd.	4,200	277,978
SMC Corp.	1,400	280,666
SoftBank Corp.	8,000	465,680
Sumitomo Mitsui Financial Group, Inc. ADR (d)	52,200	481,284
Sumitomo Mitsui Trust Holdings, Inc.	67,000	312,612
Sumitomo Rubber Industries Ltd.	13,800	225,273
USS Co. Ltd.	1,860	235,801
Yahoo! Japan Corp.	461	227,003
TOTAL JAPAN		8,301,700
Korea (South) - 1.1%
Samsung Electronics Co. Ltd.	672	789,412
Luxembourg - 0.5%
Eurofins Scientific SA	1,000	211,258
SES SA (France) (depositary receipt)	6,578	188,370
TOTAL LUXEMBOURG		399,628
Mexico - 2.1%
Bolsa Mexicana de Valores SA de CV	83,100	206,123
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	2,600	268,294
Grupo Aeroportuario del Pacifico SA de CV Series B	30,300	153,471
Grupo Financiero Banorte S.A.B. de CV Series O	39,500	233,876
Grupo Mexico SA de CV Series B	75,100	217,230
Grupo Televisa SA de CV (CPO) sponsored ADR	10,902	270,806
Mexichem S.A.B. de CV	40,900	170,419
TOTAL MEXICO		1,520,219
Netherlands - 1.0%
ASML Holding NV (Netherlands)	4,134	326,341
Core Laboratories NV	920	139,527
Heineken Holding NV (A Shares)	4,800	269,317
TOTAL NETHERLANDS		735,185
Nigeria - 0.7%
Guaranty Trust Bank PLC	1,249,966	186,883
Common Stocks - continued
	Shares	Value
Nigeria - continued
Nestle Foods Nigeria PLC	30,168	$ 178,190
Nigerian Breweries PLC (a)	189,482	181,986
TOTAL NIGERIA		547,059
Norway - 0.3%
Schibsted ASA (B Shares)	4,500	194,391
Panama - 0.4%
Copa Holdings SA Class A	1,500	196,680
Intergroup Financial Services Corp.	3,134	103,422
TOTAL PANAMA		300,102
Philippines - 1.2%
Alliance Global Group, Inc.	400,000	217,169
Security Bank Corp.	60,260	211,399
SM Investments Corp.	9,570	237,585
SM Prime Holdings, Inc.	608,400	230,091
TOTAL PHILIPPINES		896,244
Russia - 0.4%
Magnit OJSC GDR (Reg. S)	4,500	257,400
South Africa - 2.1%
Aspen Pharmacare Holdings Ltd.	9,900	227,413
Discovery Ltd.	21,400	181,980
Life Healthcare Group Holdings Ltd.	64,400	244,308
Mr Price Group Ltd.	18,000	245,279
Naspers Ltd. Class N	4,700	347,090
Shoprite Holdings Ltd.	13,580	254,838
TOTAL SOUTH AFRICA		1,500,908
Spain - 1.4%
Amadeus IT Holding SA Class A	8,500	271,677
Grifols SA ADR	8,400	239,232
Inditex SA	2,513	310,226
Viscofan Envolturas Celulosicas SA	4,300	215,432
TOTAL SPAIN		1,036,567
Sweden - 1.6%
ASSA ABLOY AB (B Shares)	7,000	274,317
Atlas Copco AB (A Shares)	11,700	282,638
Hexagon AB (B Shares)	6,900	184,484
Investment AB Kinnevik	7,000	179,434
Svenska Cellulosa AB (SCA) (B Shares)	8,800	220,850
TOTAL SWEDEN		1,141,723
Switzerland - 5.0%
Burckhardt Compression Holding AG	377	150,074
Compagnie Financiere Richemont SA Series A	4,591	406,096
DKSH Holding AG	1,970	162,055
Nestle SA	16,555	1,086,342
Schindler Holding AG (Reg.)	1,850	250,701
SGS SA (Reg.)	120	257,774
Sika AG (Bearer)	87	225,295

	Shares	Value
Swatch Group AG (Bearer)	570	$ 311,990
Syngenta AG (Switzerland)	905	352,913
UBS AG (NY Shares)	26,600	450,870
TOTAL SWITZERLAND		3,654,110
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	29,800	545,936
Thailand - 1.4%
Airports of Thailand PCL (For. Reg.)	38,500	209,232
BEC World PCL (For. Reg.)	64,500	122,218
Kasikornbank PCL (For. Reg.)	41,300	261,080
Siam Commercial Bank PCL (For. Reg.)	44,300	245,754
Thai Beverage PCL	427,000	198,761
TOTAL THAILAND		1,037,045
Turkey - 0.9%
Coca-Cola Icecek A/S	7,000	201,431
Koc Holding A/S	42,000	201,649
Turkiye Garanti Bankasi A/S	50,091	218,679
TOTAL TURKEY		621,759
United Kingdom - 15.1%
Aberdeen Asset Management PLC	36,300	211,346
Aggreko PLC	9,510	237,503
Ashtead Group PLC	21,100	207,154
Bellway PLC	9,000	173,845
Berkeley Group Holdings PLC	5,441	176,351
British American Tobacco PLC (United Kingdom)	13,200	677,023
Burberry Group PLC	11,600	238,357
Compass Group PLC	24,500	313,012
Croda International PLC	6,100	229,811
Diageo PLC sponsored ADR	4,300	494,285
Domino's Pizza UK & IRL PLC	17,000	173,365
Elementis PLC	60,300	201,219
Filtrona PLC	18,400	196,318
Galiform PLC	38,352	147,812
Halma PLC	27,400	209,829
IMI PLC	8,800	165,966
InterContinental Hotel Group PLC ADR	9,393	258,026
Intertek Group PLC	5,400	240,070
ITV PLC	114,600	244,196
Johnson Matthey PLC	6,116	244,460
Kingfisher PLC	40,000	208,674
Lloyds Banking Group PLC (a)	354,100	340,046
Meggitt PLC	28,600	225,108
Next PLC	3,700	256,502
Oxford Instruments PLC	9,100	167,333
Persimmon PLC	9,400	168,847
Prudential PLC	22,914	374,020
Reckitt Benckiser Group PLC	5,300	374,677
Rexam PLC	33,580	243,876
Rightmove PLC	6,716	212,874
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rolls-Royce Group PLC	20,300	$ 350,126
Rotork PLC	5,300	215,230
SABMiller PLC	7,400	354,815
Schroders PLC	5,700	189,253
Spectris PLC	6,700	194,636
Standard Chartered PLC (United Kingdom)	20,488	444,671
Taylor Wimpey PLC	123,731	180,191
The Weir Group PLC	7,300	238,824
Travis Perkins PLC	9,600	212,592
Unilever PLC	16,600	672,004
Whitbread PLC	5,472	254,340
TOTAL UNITED KINGDOM		10,918,587
United States of America - 15.4%
AbbVie, Inc.	3,980	164,533
Affiliated Managers Group, Inc. (a)	1,100	180,334
Allergan, Inc.	1,800	151,632
American Tower Corp.	2,858	209,120
AMETEK, Inc.	5,100	215,730
Amgen, Inc.	1,700	167,722
Amphenol Corp. Class A	2,630	204,982
Apollo Global Management LLC Class A	7,400	178,340
Biogen Idec, Inc. (a)	800	172,160
BlackRock, Inc. Class A	800	205,480
CBS Corp. Class B	4,315	210,874
Colgate-Palmolive Co.	3,740	214,265
Crown Castle International Corp. (a)	2,900	209,931
Danaher Corp.	3,200	202,560
Discovery Communications, Inc. (a)	2,700	208,467
eBay, Inc. (a)	3,200	165,504
Ecolab, Inc.	2,400	204,456
Estee Lauder Companies, Inc. Class A	3,096	203,624
FMC Corp.	3,400	207,604
Gilead Sciences, Inc. (a)	3,300	168,993
Google, Inc. Class A (a)	200	176,074
Home Depot, Inc.	2,789	216,064
KKR & Co. LP	8,900	174,974
Las Vegas Sands Corp.	3,458	183,032
Lowe's Companies, Inc.	5,300	216,770
MasterCard, Inc. Class A	400	229,800
McGraw-Hill Companies, Inc.	3,811	202,707
Mead Johnson Nutrition Co. Class A	2,583	204,651
Mettler-Toledo International, Inc. (a)	1,000	201,200
Mondelez International, Inc.	5,700	162,621
Monsanto Co.	1,700	167,960
Moody's Corp.	3,420	208,381
NIKE, Inc. Class B	3,300	210,144
Oracle Corp.	6,420	197,222

	Shares	Value
Perrigo Co.	1,200	$ 145,200
Philip Morris International, Inc.	2,400	207,888
PPG Industries, Inc.	1,445	211,562
Precision Castparts Corp.	887	200,471
priceline.com, Inc. (a)	300	248,139
Rockwell Automation, Inc.	2,246	186,732
Roper Industries, Inc.	1,800	223,596
SBA Communications Corp. Class A (a)	2,900	214,948
Sherwin-Williams Co.	1,200	211,920
Sirona Dental Systems, Inc. (a)	2,600	171,288
The Blackstone Group LP	8,800	185,328
The Walt Disney Co.	3,340	210,921
Time Warner, Inc.	3,500	202,370
Tupperware Brands Corp.	2,350	182,572
Union Pacific Corp.	1,300	200,564
United Technologies Corp.	2,211	205,490
Visa, Inc. Class A	1,100	201,025
W.R. Grace & Co. (a)	2,500	210,100
Waddell & Reed Financial, Inc. Class A	3,300	143,550
Waters Corp. (a)	1,900	190,095
Williams-Sonoma, Inc.	3,400	190,026
Yahoo!, Inc. (a)	7,000	175,770
Yum! Brands, Inc.	3,070	212,874
TOTAL UNITED STATES OF AMERICA		11,130,340
TOTAL COMMON STOCKS (Cost $64,491,213)		71,283,415
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
ProSiebenSat.1 Media AG	5,500	236,393
Sartorius AG (non-vtg.)	2,055	221,053
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $357,531)		457,446
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.13% (b)	102,094	102,094
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	1,195,575	1,195,575
TOTAL MONEY MARKET FUNDS (Cost $1,297,669)		1,297,669
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $66,146,413)	73,038,530
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(577,221)
NET ASSETS - 100%	$ 72,461,309
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 794
Fidelity Securities Lending Cash Central Fund	16,925
Total	$ 17,719
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,152,662	$ 14,356,121	$ 2,796,541	$ -
Consumer Staples	10,529,595	7,199,890	3,329,705	-
Energy	386,208	386,208	-	-
Financials	11,166,870	8,882,325	2,284,545	-
Health Care	5,496,845	4,788,378	708,467	-
Industrials	12,156,848	10,760,422	1,396,426	-
Information Technology	7,733,727	6,240,120	1,493,607	-
Materials	5,837,414	4,777,867	1,059,547	-
Telecommunication Services	1,280,692	815,012	465,680	-
Money Market Funds	1,297,669	1,297,669	-	-
Total Investments in Securities:	$ 73,038,530	$ 59,504,012	$ 13,534,518	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 20,334,089

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,164,553) - See accompanying schedule: Unaffiliated issuers (cost $64,848,744)	$ 71,740,861
Fidelity Central Funds (cost $1,297,669)	1,297,669
Total Investments (cost $66,146,413)		$ 73,038,530
Foreign currency held at value (cost $108,701)		108,966
Receivable for investments sold		1,338,423
Receivable for fund shares sold		24,911
Dividends receivable		129,230
Distributions receivable from Fidelity Central Funds		2,010
Receivable from investment adviser for expense reductions		7,971
Other receivables		56,332
Total assets		74,706,373

Liabilities
Payable to custodian bank	$ 42,027
Payable for investments purchased	840,406
Payable for fund shares redeemed	12,897
Accrued management fee	42,860
Distribution and service plan fees payable	120
Other affiliated payables	12,626
Other payables and accrued expenses	98,553
Collateral on securities loaned, at value	1,195,575
Total liabilities		2,245,064

Net Assets		$ 72,461,309
Net Assets consist of:
Paid in capital		$ 83,641,573
Undistributed net investment income		505,053
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,548,695)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,863,378
Net Assets		$ 72,461,309

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($602,457 ÷ 55,490 shares)	$ 10.86

Service Class: Net Asset Value, offering price and redemption price per share ($96,898 ÷ 8,943 shares)	$ 10.84

Service Class 2: Net Asset Value, offering price and redemption price per share ($476,368 ÷ 44,117 shares)	$ 10.80

Initial Class R: Net Asset Value, offering price and redemption price per share ($13,344,971 ÷ 1,228,890 shares)	$ 10.86

Service Class R: Net Asset Value, offering price and redemption price per share ($96,898 ÷ 8,943 shares)	$ 10.84

Service Class 2R: Net Asset Value, offering price and redemption price per share ($105,407 ÷ 9,746 shares)	$ 10.82

Investor Class R: Net Asset Value, offering price and redemption price per share ($57,738,310 ÷ 5,356,194 shares)	$ 10.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 973,914
Income from Fidelity Central Funds		17,719
Income before foreign taxes withheld		991,633
Less foreign taxes withheld		(79,320)
Total income		912,313

Expenses
Management fee	$ 257,529
Transfer agent fees	49,937
Distribution and service plan fees	1,026
Accounting and security lending fees	19,038
Custodian fees and expenses	97,283
Independent trustees' compensation	211
Audit	50,359
Legal	355
Interest	188
Miscellaneous	207
Total expenses before reductions	476,133
Expense reductions	(71,100)	405,033
Net investment income (loss)		507,280
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,374)	3,614,708
Foreign currency transactions	(23,416)
Total net realized gain (loss)		3,591,292
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $11,285)	(2,077,950)
Assets and liabilities in foreign currencies	(4,807)
Total change in net unrealized appreciation (depreciation)		(2,082,757)
Net gain (loss)		1,508,535
Net increase (decrease) in net assets resulting from operations		$ 2,015,815

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 507,280	$ 438,350
Net realized gain (loss)	3,591,292	780,847
Change in net unrealized appreciation (depreciation)	(2,082,757)	8,306,305
Net increase (decrease) in net assets resulting from operations	2,015,815	9,525,502
Distributions to shareholders from net investment income	-	(486,943)
Share transactions - net increase (decrease)	9,413,211	15,248,354
Redemption fees	12,198	6,117
Total increase (decrease) in net assets	11,441,224	24,293,030

Net Assets
Beginning of period	61,020,085	36,727,055
End of period (including undistributed net investment income of $505,053 and distributions in excess of net investment income of $2,227, respectively)	$ 72,461,309	$ 61,020,085

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 8.42	$ 9.74	$ 8.60	$ 5.61	$ 11.44
Income from Investment Operations
Net investment income (loss) E	.08	.10	.08	.10	.07	.15
Net realized and unrealized gain (loss)	.28	2.08	(1.30)	1.24	3.07	(5.92)
Total from investment operations	.36	2.18	(1.22)	1.34	3.14	(5.77)
Distributions from net investment income	-	(.10)	(.09)	(.11)	(.06)	-
Distributions from net realized gain	-	-	(.01)	(.10)	(.09)	(.06)
Total distributions	-	(.10)	(.10)	(.20) J	(.15)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.86	$ 10.50	$ 8.42	$ 9.74	$ 8.60	$ 5.61
Total Return B, C, D	3.43%	25.91%	(12.57)%	15.73%	56.04%	(50.69)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.23% A	1.25%	1.30%	1.60%	1.81%	1.54%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.05% A	1.05%	1.03%	.96%	.93%	.91%
Net investment income (loss)	1.45% A	1.07%	.88%	1.19%	1.03%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 602	$ 573	$ 511	$ 732	$ 645	$ 388
Portfolio turnover rate G	159% A	137%	236%	463%	416%	350%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 8.41	$ 9.72	$ 8.58	$ 5.61	$ 11.43
Income from Investment Operations
Net investment income (loss) E	.07	.09	.07	.10	.06	.14
Net realized and unrealized gain (loss)	.28	2.08	(1.29)	1.23	3.05	(5.90)
Total from investment operations	.35	2.17	(1.22)	1.33	3.11	(5.76)
Distributions from net investment income	-	(.09)	(.08)	(.10)	(.05)	-
Distributions from net realized gain	-	-	(.01)	(.10)	(.09)	(.06)
Total distributions	-	(.09)	(.09)	(.19) J	(.14)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.84	$ 10.49	$ 8.41	$ 9.72	$ 8.58	$ 5.61
Total Return B, C, D	3.34%	25.83%	(12.60)%	15.65%	55.52%	(50.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33% A	1.35%	1.42%	1.67%	1.73%	1.51%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.15% A	1.15%	1.14%	1.05%	1.04%	1.01%
Net investment income (loss)	1.35% A	.96%	.78%	1.09%	.92%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97	$ 94	$ 75	$ 100	$ 117	$ 135
Portfolio turnover rate G	159% A	137%	236%	463%	416%	350%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 8.40	$ 9.72	$ 8.57	$ 5.60	$ 11.43
Income from Investment Operations
Net investment income (loss) E	.07	.08	.06	.08	.05	.12
Net realized and unrealized gain (loss)	.27	2.07	(1.30)	1.24	3.05	(5.89)
Total from investment operations	.34	2.15	(1.24)	1.32	3.10	(5.77)
Distributions from net investment income	-	(.09)	(.07)	(.07)	(.04)	-
Distributions from net realized gain	-	-	(.01)	(.10)	(.09)	(.06)
Total distributions	-	(.09)	(.08)	(.17)	(.13)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.80	$ 10.46	$ 8.40	$ 9.72	$ 8.57	$ 5.60
Total Return B, C, D	3.25%	25.61%	(12.74)%	15.53%	55.44%	(50.73)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50% A	1.49%	1.58%	1.88%	2.02%	1.79%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.30% A	1.29%	1.28%	1.21%	1.19%	1.16%
Net investment income (loss)	1.20% A	.82%	.63%	.94%	.77%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 476	$ 1,476	$ 166	$ 115	$ 424	$ 302
Portfolio turnover rate G	159% A	137%	236%	463%	416%	350%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 8.42	$ 9.74	$ 8.60	$ 5.62	$ 11.44
Income from Investment Operations
Net investment income (loss) E	.08	.10	.08	.10	.07	.15
Net realized and unrealized gain (loss)	.28	2.08	(1.30)	1.24	3.06	(5.91)
Total from investment operations	.36	2.18	(1.22)	1.34	3.13	(5.76)
Distributions from net investment income	-	(.10)	(.09)	(.11)	(.06)	-
Distributions from net realized gain	-	-	(.01)	(.10)	(.09)	(.06)
Total distributions	-	(.10)	(.10)	(.20) J	(.15)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.86	$ 10.50	$ 8.42	$ 9.74	$ 8.60	$ 5.62
Total Return B, C, D	3.43%	25.91%	(12.57)%	15.73%	55.76%	(50.60)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.28%	1.33%	1.55%	1.60%	1.44%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.05% A	1.05%	1.03%	.95%	.93%	.91%
Net investment income (loss)	1.45% A	1.07%	.88%	1.19%	1.02%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,345	$ 18,575	$ 10,557	$ 15,305	$ 17,150	$ 8,483
Portfolio turnover rate G	159% A	137%	236%	463%	416%	350%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 8.41	$ 9.72	$ 8.58	$ 5.61	$ 11.43
Income from Investment Operations
Net investment income (loss) E	.07	.09	.07	.10	.06	.14
Net realized and unrealized gain (loss)	.28	2.08	(1.29)	1.23	3.05	(5.90)
Total from investment operations	.35	2.17	(1.22)	1.33	3.11	(5.76)
Distributions from net investment income	-	(.09)	(.08)	(.10)	(.05)	-
Distributions from net realized gain	-	-	(.01)	(.10)	(.09)	(.06)
Total distributions	-	(.09)	(.09)	(.19) J	(.14)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.84	$ 10.49	$ 8.41	$ 9.72	$ 8.58	$ 5.61
Total Return B, C, D	3.34%	25.83%	(12.60)%	15.65%	55.52%	(50.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34% A	1.35%	1.42%	1.67%	1.73%	1.51%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.15% A	1.15%	1.14%	1.05%	1.04%	1.01%
Net investment income (loss)	1.35% A	.96%	.78%	1.09%	.92%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97	$ 94	$ 75	$ 100	$ 117	$ 135
Portfolio turnover rate G	159% A	137%	236%	463%	416%	350%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 8.40	$ 9.71	$ 8.57	$ 5.60	$ 11.43
Income from Investment Operations
Net investment income (loss) E	.07	.08	.06	.08	.05	.13
Net realized and unrealized gain (loss)	.28	2.07	(1.30)	1.23	3.05	(5.90)
Total from investment operations	.35	2.15	(1.24)	1.31	3.10	(5.77)
Distributions from net investment income	-	(.08)	(.06)	(.08)	(.04)	-
Distributions from net realized gain	-	-	(.01)	(.10)	(.09)	(.06)
Total distributions	-	(.08)	(.07)	(.17) J	(.13)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.82	$ 10.47	$ 8.40	$ 9.71	$ 8.57	$ 5.60
Total Return B, C, D	3.34%	25.56%	(12.77)%	15.45%	55.36%	(50.73)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.49% A	1.50%	1.57%	1.83%	1.87%	1.66%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.30% A	1.30%	1.28%	1.21%	1.19%	1.16%
Net investment income (loss)	1.20% A	.82%	.63%	.94%	.77%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 102	$ 81	$ 109	$ 155	$ 179
Portfolio turnover rate G	159% A	137%	236%	463%	416%	350%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.17 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 8.37	$ 9.69	$ 8.56	$ 5.60	$ 11.41
Income from Investment Operations
Net investment income (loss) E	.08	.09	.07	.10	.07	.14
Net realized and unrealized gain (loss)	.27	2.07	(1.29)	1.23	3.04	(5.89)
Total from investment operations	.35	2.16	(1.22)	1.33	3.11	(5.75)
Distributions from net investment income	-	(.10)	(.09)	(.11)	(.06)	-
Distributions from net realized gain	-	-	(.01)	(.10)	(.09)	(.06)
Total distributions	-	(.10)	(.10)	(.20) J	(.15)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.78	$ 10.43	$ 8.37	$ 9.69	$ 8.56	$ 5.60
Total Return B, C, D	3.36%	25.81%	(12.63)%	15.69%	55.61%	(50.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.31% A	1.34%	1.39%	1.63%	1.68%	1.51%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18%	1.18%	1.18%	1.17%
Expenses net of all reductions	1.13% A	1.13%	1.12%	1.04%	1.01%	.97%
Net investment income (loss)	1.37% A	.99%	.80%	1.11%	.94%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,738	$ 40,107	$ 25,262	$ 29,249	$ 27,695	$ 14,208
Portfolio turnover rate G	159% A	137%	236%	463%	416%	350%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,586,943
Gross unrealized depreciation	(1,977,109)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,609,834

Tax cost	$ 66,428,696

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (17,413,786)
2017	(4,429,182)
Total capital loss carryforward	$ (21,842,968)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $70,780,396 and $56,421,086, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 49
Service Class 2	794
Service Class R	49
Service Class 2R	134
$ 1,026

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 212
Service Class	34
Service Class 2	220
Initial Class R	6,996
Service Class R	34
Service Class 2R	37
Investor Class R	42,404
$ 49,937

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $494 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,278,500.40%		$ 188

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $78 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16,925. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Initial Class	1.10%	$ 408
Service Class	1.20%	66
Service Class 2	1.35%	469
Initial Class R	1.10%	13,751
Service Class R	1.20%	67
Service Class 2R	1.35%	73
Investor Class R	1.18%	36,513
		$ 51,347

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19,744 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 5,389
Service Class	-	807
Service Class 2	-	12,868
Initial Class R	-	109,490
Service Class R	-	807
Service Class 2R	-	735
Investor Class R	-	356,847
Total	$ -	$ 486,943

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	5,625	8,980	$ 63,166	$ 86,362
Reinvestment of distributions	-	520	-	5,389
Shares redeemed	(4,667)	(15,676)	(51,357)	(145,102)
Net increase (decrease)	958	(6,176)	$ 11,809	$ (53,351)
Service Class
Reinvestment of distributions	-	78	$ -	$ 807
Net increase (decrease)	-	78	$ -	$ 807
Service Class 2
Shares sold	33,618	181,170	$ 361,382	$ 1,780,864
Reinvestment of distributions	-	1,247	-	12,868
Shares redeemed	(130,629)	(61,074)	(1,417,723)	(559,878)
Net increase (decrease)	(97,011)	121,343	$ (1,056,341)	$ 1,233,854
Initial Class R
Shares sold	349,953	976,500	$ 3,784,206	$ 9,996,676
Reinvestment of distributions	-	10,557	-	109,490
Shares redeemed	(889,454)	(472,161)	(9,796,363)	(4,456,994)
Net increase (decrease)	(539,501)	514,896	$ (6,012,157)	$ 5,649,172
Service Class R
Reinvestment of distributions	-	78	$ -	$ 807
Net increase (decrease)	-	78	$ -	$ 807
Service Class 2R
Reinvestment of distributions	-	71	$ -	$ 735
Net increase (decrease)	-	71	$ -	$ 735
Investor Class R
Shares sold	2,062,283	1,363,457	$ 22,529,584	$ 13,420,273
Reinvestment of distributions	-	34,641	-	356,847
Shares redeemed	(550,919)	(571,301)	(6,059,684)	(5,360,790)
Net increase (decrease)	1,511,364	826,797	$ 16,469,900	$ 8,416,330

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAP-SANN-0813
1.818378.108

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio - Class R

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	1.10%
Actual		$ 1,000.00	$ 1,034.30	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class	1.20%
Actual		$ 1,000.00	$ 1,033.40	$ 6.05
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.35%
Actual		$ 1,000.00	$ 1,032.50	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R	1.10%
Actual		$ 1,000.00	$ 1,034.30	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class R	1.20%
Actual		$ 1,000.00	$ 1,033.40	$ 6.05
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 1,033.40	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R	1.18%
Actual		$ 1,000.00	$ 1,033.60	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2013
United States of America*	16.4%
United Kingdom	15.1%
Japan	11.5%
France	7.4%
Germany	6.0%
Switzerland	5.0%
India	3.2%
Brazil	3.1%
Indonesia	3.0%
Other	29.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
As of December 31, 2012
United States of America*	24.4%
United Kingdom	12.3%
France	7.4%
Japan	5.4%
Germany	4.8%
India	4.3%
Switzerland	4.1%
Indonesia	3.6%
Brazil	3.5%
Other	30.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
Asset Allocation as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.0	91.5
Short-Term Investments and Net Other Assets (Liabilities)	1.0	8.5
Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.5	1.5
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	1.1	1.3
Sanofi SA (France, Pharmaceuticals)	1.0	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9	0.9
Unilever PLC (United Kingdom, Food Products)	0.9	0.9
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (Japan, Commercial Banks)	0.8	0.0
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	0.7	0.8
Bayer AG (Germany, Pharmaceuticals)	0.7	0.0
BASF AG (Germany, Chemicals)	0.7	0.8
Diageo PLC sponsored ADR (United Kingdom, Beverages)	0.7	0.8
	9.0
Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.8	17.6
Industrials	17.0	16.2
Financials	15.4	11.0
Consumer Staples	14.6	16.4
Information Technology	10.7	10.1
Materials	7.9	9.3
Health Care	7.4	6.2
Telecommunication Services	1.7	1.5
Energy	0.5	3.2

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 1.6%
Carsales.com Ltd.	18,583	$ 160,264
CSL Ltd.	5,280	297,359
DuluxGroup Ltd.	38,612	148,666
McMillan Shakespeare Ltd.	13,267	196,317
realestate.com.au Ltd.	6,612	166,474
SEEK Ltd.	19,507	161,810
TOTAL AUSTRALIA		1,130,890
Austria - 0.3%
Andritz AG	4,202	215,636
Bailiwick of Jersey - 1.5%
Experian PLC	16,401	285,123
UBM PLC	20,800	207,531
Wolseley PLC	5,899	272,123
WPP PLC	17,900	305,962
TOTAL BAILIWICK OF JERSEY		1,070,739
Belgium - 0.6%
Anheuser-Busch InBev SA NV	5,268	474,295
Bermuda - 1.1%
Credicorp Ltd. (NY Shares)	1,800	230,328
Invesco Ltd.	5,346	170,003
Jardine Matheson Holdings Ltd.	3,600	217,800
Signet Jewelers Ltd.	2,200	148,346
TOTAL BERMUDA		766,477
Brazil - 3.1%
BM&F Bovespa SA	40,800	224,721
BR Malls Participacoes SA	22,500	201,167
CCR SA	27,200	216,493
Cielo SA	10,040	251,703
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	8,300	310,005
Iguatemi Empresa de Shopping Centers SA	18,300	180,101
Multiplan Empreendimentos Imobiliarios SA	8,800	205,117
Qualicorp SA (a)	27,300	207,868
Souza Cruz SA	16,000	197,692
Ultrapar Participacoes SA	10,300	246,681
TOTAL BRAZIL		2,241,548
Canada - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,100	243,263
Canadian National Railway Co.	3,900	379,728
Canadian Pacific Railway Ltd.	2,400	291,026
CGI Group, Inc. Class A (sub. vtg.) (a)	7,400	216,716
Cineplex, Inc.	5,900	206,896
Constellation Software, Inc.	1,450	199,914
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,100	267,289
TOTAL CANADA		1,804,832

	Shares	Value
Cayman Islands - 1.9%
Baidu.com, Inc. sponsored ADR (a)	2,200	$ 207,966
Lifestyle International Holdings Ltd.	76,000	159,133
Sa Sa International Holdings Ltd.	160,000	158,844
Sands China Ltd.	50,200	236,565
SouFun Holdings Ltd. ADR	7,500	186,150
Tencent Holdings Ltd.	10,400	407,898
TOTAL CAYMAN ISLANDS		1,356,556
Denmark - 0.6%
Novo Nordisk A/S Series B sponsored ADR	2,800	433,916
Finland - 0.7%
Kone Oyj (B Shares)	3,200	254,290
Nokian Tyres PLC	5,686	231,731
TOTAL FINLAND		486,021
France - 7.4%
Air Liquide SA	3,080	380,342
Bureau Veritas SA	8,800	227,888
Casino Guichard Perrachon SA	1,975	185,018
Danone SA	4,500	337,739
Dassault Systemes SA	2,006	245,392
Edenred SA	7,900	241,651
Iliad SA	761	164,581
Ingenico SA	2,924	194,868
L'Oreal SA	2,300	377,967
LVMH Moet Hennessy - Louis Vuitton SA	2,408	390,229
Pernod Ricard SA (d)	2,600	288,308
PPR SA	1,300	264,228
PPR SA rights 10/1/13 (a)	1,300	3,389
Publicis Groupe SA	3,800	270,561
Safran SA	5,000	261,144
Sanofi SA	6,853	708,467
Schneider Electric SA	5,229	379,317
Sodexo SA	2,800	233,256
Zodiac Aerospace	1,700	225,042
TOTAL FRANCE		5,379,387
Germany - 5.4%
adidas AG	2,800	303,014
BASF AG	5,895	526,614
Bayer AG	5,000	533,221
Bayerische Motoren Werke AG (BMW)	3,952	345,582
Brenntag AG	1,500	227,854
CTS Eventim AG	4,651	187,492
GEA Group AG	5,040	178,637
Henkel AG & Co. KGaA	4,408	345,695
Hugo Boss AG	2,000	220,239
Linde AG	1,900	354,524
MTU Aero Engines Holdings AG	2,200	212,195
SAP AG	6,389	466,544
TOTAL GERMANY		3,901,611
Common Stocks - continued
	Shares	Value
Hong Kong - 1.4%
AIA Group Ltd.	98,600	$ 417,611
Galaxy Entertainment Group Ltd. (a)	47,000	230,272
Hysan Development Co. Ltd.	42,000	182,219
Techtronic Industries Co. Ltd.	88,500	211,778
TOTAL HONG KONG		1,041,880
India - 3.2%
Amara Raja Batteries Ltd.	1,253	5,405
Asian Paints India Ltd.	2,333	181,697
Bajaj Auto Ltd.	7,436	240,312
HDFC Bank Ltd.	24,609	275,204
Housing Development Finance Corp. Ltd. (a)	20,595	304,101
ITC Ltd.	49,328	268,751
Maruti Suzuki India Ltd.	8,152	210,736
Sun Pharmaceutical Industries Ltd.	13,032	221,432
Sun TV Ltd.	23,874	152,228
Tata Consultancy Services Ltd.	9,986	254,653
Titan Industries Ltd.	48,883	183,518
TOTAL INDIA		2,298,037
Indonesia - 3.0%
PT ACE Hardware Indonesia Tbk	2,214,500	165,112
PT Astra International Tbk	406,000	286,349
PT Bank Central Asia Tbk	261,500	263,477
PT Bank Rakyat Indonesia Tbk	286,000	223,326
PT Global Mediacom Tbk	1,005,500	217,817
PT Jasa Marga Tbk	311,500	189,882
PT Mitra Adiperkasa Tbk	246,500	173,854
PT Semen Gresik (Persero) Tbk	141,500	243,794
PT Surya Citra Media Tbk	803,500	220,609
PT Tower Bersama Infrastructure Tbk (a)	430,500	225,552
TOTAL INDONESIA		2,209,772
Ireland - 0.7%
Accenture PLC Class A	2,792	200,912
Jazz Pharmaceuticals PLC (a)	2,200	151,206
Kerry Group PLC Class A	3,300	182,127
TOTAL IRELAND		534,245
Italy - 0.6%
Prada SpA	22,600	205,135
Tod's SpA	1,444	204,123
TOTAL ITALY		409,258
Japan - 11.5%
Bridgestone Corp.	8,300	283,032
Daihatsu Motor Co. Ltd.	12,000	227,289
Daikin Industries Ltd.	5,200	210,183
Daito Trust Construction Co. Ltd.	2,700	254,393
DENSO Corp.	6,100	286,780
Fanuc Corp.	2,400	347,345
Fuji Heavy Industries Ltd.	12,000	296,331

	Shares	Value
Hoya Corp.	9,400	$ 193,341
Isuzu Motors Ltd.	35,000	239,258
Japan Exchange Group, Inc.	2,000	202,014
Japan Tobacco, Inc.	11,900	420,041
Kansai Paint Co. Ltd.	17,000	217,008
Keyence Corp.	880	280,378
Komatsu Ltd.	14,200	327,054
Makita Corp.	4,300	231,178
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	89,500	555,795
MS&AD Insurance Group Holdings, Inc.	8,600	217,840
Nissan Motor Co. Ltd.	28,100	281,635
Nitto Denko Corp.	3,300	211,648
ORIX Corp.	22,600	308,416
SHIMANO, Inc.	2,400	204,444
Shin-Etsu Chemical Co., Ltd.	4,200	277,978
SMC Corp.	1,400	280,666
SoftBank Corp.	8,000	465,680
Sumitomo Mitsui Financial Group, Inc. ADR (d)	52,200	481,284
Sumitomo Mitsui Trust Holdings, Inc.	67,000	312,612
Sumitomo Rubber Industries Ltd.	13,800	225,273
USS Co. Ltd.	1,860	235,801
Yahoo! Japan Corp.	461	227,003
TOTAL JAPAN		8,301,700
Korea (South) - 1.1%
Samsung Electronics Co. Ltd.	672	789,412
Luxembourg - 0.5%
Eurofins Scientific SA	1,000	211,258
SES SA (France) (depositary receipt)	6,578	188,370
TOTAL LUXEMBOURG		399,628
Mexico - 2.1%
Bolsa Mexicana de Valores SA de CV	83,100	206,123
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	2,600	268,294
Grupo Aeroportuario del Pacifico SA de CV Series B	30,300	153,471
Grupo Financiero Banorte S.A.B. de CV Series O	39,500	233,876
Grupo Mexico SA de CV Series B	75,100	217,230
Grupo Televisa SA de CV (CPO) sponsored ADR	10,902	270,806
Mexichem S.A.B. de CV	40,900	170,419
TOTAL MEXICO		1,520,219
Netherlands - 1.0%
ASML Holding NV (Netherlands)	4,134	326,341
Core Laboratories NV	920	139,527
Heineken Holding NV (A Shares)	4,800	269,317
TOTAL NETHERLANDS		735,185
Nigeria - 0.7%
Guaranty Trust Bank PLC	1,249,966	186,883
Common Stocks - continued
	Shares	Value
Nigeria - continued
Nestle Foods Nigeria PLC	30,168	$ 178,190
Nigerian Breweries PLC (a)	189,482	181,986
TOTAL NIGERIA		547,059
Norway - 0.3%
Schibsted ASA (B Shares)	4,500	194,391
Panama - 0.4%
Copa Holdings SA Class A	1,500	196,680
Intergroup Financial Services Corp.	3,134	103,422
TOTAL PANAMA		300,102
Philippines - 1.2%
Alliance Global Group, Inc.	400,000	217,169
Security Bank Corp.	60,260	211,399
SM Investments Corp.	9,570	237,585
SM Prime Holdings, Inc.	608,400	230,091
TOTAL PHILIPPINES		896,244
Russia - 0.4%
Magnit OJSC GDR (Reg. S)	4,500	257,400
South Africa - 2.1%
Aspen Pharmacare Holdings Ltd.	9,900	227,413
Discovery Ltd.	21,400	181,980
Life Healthcare Group Holdings Ltd.	64,400	244,308
Mr Price Group Ltd.	18,000	245,279
Naspers Ltd. Class N	4,700	347,090
Shoprite Holdings Ltd.	13,580	254,838
TOTAL SOUTH AFRICA		1,500,908
Spain - 1.4%
Amadeus IT Holding SA Class A	8,500	271,677
Grifols SA ADR	8,400	239,232
Inditex SA	2,513	310,226
Viscofan Envolturas Celulosicas SA	4,300	215,432
TOTAL SPAIN		1,036,567
Sweden - 1.6%
ASSA ABLOY AB (B Shares)	7,000	274,317
Atlas Copco AB (A Shares)	11,700	282,638
Hexagon AB (B Shares)	6,900	184,484
Investment AB Kinnevik	7,000	179,434
Svenska Cellulosa AB (SCA) (B Shares)	8,800	220,850
TOTAL SWEDEN		1,141,723
Switzerland - 5.0%
Burckhardt Compression Holding AG	377	150,074
Compagnie Financiere Richemont SA Series A	4,591	406,096
DKSH Holding AG	1,970	162,055
Nestle SA	16,555	1,086,342
Schindler Holding AG (Reg.)	1,850	250,701
SGS SA (Reg.)	120	257,774
Sika AG (Bearer)	87	225,295

	Shares	Value
Swatch Group AG (Bearer)	570	$ 311,990
Syngenta AG (Switzerland)	905	352,913
UBS AG (NY Shares)	26,600	450,870
TOTAL SWITZERLAND		3,654,110
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	29,800	545,936
Thailand - 1.4%
Airports of Thailand PCL (For. Reg.)	38,500	209,232
BEC World PCL (For. Reg.)	64,500	122,218
Kasikornbank PCL (For. Reg.)	41,300	261,080
Siam Commercial Bank PCL (For. Reg.)	44,300	245,754
Thai Beverage PCL	427,000	198,761
TOTAL THAILAND		1,037,045
Turkey - 0.9%
Coca-Cola Icecek A/S	7,000	201,431
Koc Holding A/S	42,000	201,649
Turkiye Garanti Bankasi A/S	50,091	218,679
TOTAL TURKEY		621,759
United Kingdom - 15.1%
Aberdeen Asset Management PLC	36,300	211,346
Aggreko PLC	9,510	237,503
Ashtead Group PLC	21,100	207,154
Bellway PLC	9,000	173,845
Berkeley Group Holdings PLC	5,441	176,351
British American Tobacco PLC (United Kingdom)	13,200	677,023
Burberry Group PLC	11,600	238,357
Compass Group PLC	24,500	313,012
Croda International PLC	6,100	229,811
Diageo PLC sponsored ADR	4,300	494,285
Domino's Pizza UK & IRL PLC	17,000	173,365
Elementis PLC	60,300	201,219
Filtrona PLC	18,400	196,318
Galiform PLC	38,352	147,812
Halma PLC	27,400	209,829
IMI PLC	8,800	165,966
InterContinental Hotel Group PLC ADR	9,393	258,026
Intertek Group PLC	5,400	240,070
ITV PLC	114,600	244,196
Johnson Matthey PLC	6,116	244,460
Kingfisher PLC	40,000	208,674
Lloyds Banking Group PLC (a)	354,100	340,046
Meggitt PLC	28,600	225,108
Next PLC	3,700	256,502
Oxford Instruments PLC	9,100	167,333
Persimmon PLC	9,400	168,847
Prudential PLC	22,914	374,020
Reckitt Benckiser Group PLC	5,300	374,677
Rexam PLC	33,580	243,876
Rightmove PLC	6,716	212,874
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rolls-Royce Group PLC	20,300	$ 350,126
Rotork PLC	5,300	215,230
SABMiller PLC	7,400	354,815
Schroders PLC	5,700	189,253
Spectris PLC	6,700	194,636
Standard Chartered PLC (United Kingdom)	20,488	444,671
Taylor Wimpey PLC	123,731	180,191
The Weir Group PLC	7,300	238,824
Travis Perkins PLC	9,600	212,592
Unilever PLC	16,600	672,004
Whitbread PLC	5,472	254,340
TOTAL UNITED KINGDOM		10,918,587
United States of America - 15.4%
AbbVie, Inc.	3,980	164,533
Affiliated Managers Group, Inc. (a)	1,100	180,334
Allergan, Inc.	1,800	151,632
American Tower Corp.	2,858	209,120
AMETEK, Inc.	5,100	215,730
Amgen, Inc.	1,700	167,722
Amphenol Corp. Class A	2,630	204,982
Apollo Global Management LLC Class A	7,400	178,340
Biogen Idec, Inc. (a)	800	172,160
BlackRock, Inc. Class A	800	205,480
CBS Corp. Class B	4,315	210,874
Colgate-Palmolive Co.	3,740	214,265
Crown Castle International Corp. (a)	2,900	209,931
Danaher Corp.	3,200	202,560
Discovery Communications, Inc. (a)	2,700	208,467
eBay, Inc. (a)	3,200	165,504
Ecolab, Inc.	2,400	204,456
Estee Lauder Companies, Inc. Class A	3,096	203,624
FMC Corp.	3,400	207,604
Gilead Sciences, Inc. (a)	3,300	168,993
Google, Inc. Class A (a)	200	176,074
Home Depot, Inc.	2,789	216,064
KKR & Co. LP	8,900	174,974
Las Vegas Sands Corp.	3,458	183,032
Lowe's Companies, Inc.	5,300	216,770
MasterCard, Inc. Class A	400	229,800
McGraw-Hill Companies, Inc.	3,811	202,707
Mead Johnson Nutrition Co. Class A	2,583	204,651
Mettler-Toledo International, Inc. (a)	1,000	201,200
Mondelez International, Inc.	5,700	162,621
Monsanto Co.	1,700	167,960
Moody's Corp.	3,420	208,381
NIKE, Inc. Class B	3,300	210,144
Oracle Corp.	6,420	197,222

	Shares	Value
Perrigo Co.	1,200	$ 145,200
Philip Morris International, Inc.	2,400	207,888
PPG Industries, Inc.	1,445	211,562
Precision Castparts Corp.	887	200,471
priceline.com, Inc. (a)	300	248,139
Rockwell Automation, Inc.	2,246	186,732
Roper Industries, Inc.	1,800	223,596
SBA Communications Corp. Class A (a)	2,900	214,948
Sherwin-Williams Co.	1,200	211,920
Sirona Dental Systems, Inc. (a)	2,600	171,288
The Blackstone Group LP	8,800	185,328
The Walt Disney Co.	3,340	210,921
Time Warner, Inc.	3,500	202,370
Tupperware Brands Corp.	2,350	182,572
Union Pacific Corp.	1,300	200,564
United Technologies Corp.	2,211	205,490
Visa, Inc. Class A	1,100	201,025
W.R. Grace & Co. (a)	2,500	210,100
Waddell & Reed Financial, Inc. Class A	3,300	143,550
Waters Corp. (a)	1,900	190,095
Williams-Sonoma, Inc.	3,400	190,026
Yahoo!, Inc. (a)	7,000	175,770
Yum! Brands, Inc.	3,070	212,874
TOTAL UNITED STATES OF AMERICA		11,130,340
TOTAL COMMON STOCKS (Cost $64,491,213)		71,283,415
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
ProSiebenSat.1 Media AG	5,500	236,393
Sartorius AG (non-vtg.)	2,055	221,053
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $357,531)		457,446
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.13% (b)	102,094	102,094
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	1,195,575	1,195,575
TOTAL MONEY MARKET FUNDS (Cost $1,297,669)		1,297,669
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $66,146,413)	73,038,530
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(577,221)
NET ASSETS - 100%	$ 72,461,309
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 794
Fidelity Securities Lending Cash Central Fund	16,925
Total	$ 17,719
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,152,662	$ 14,356,121	$ 2,796,541	$ -
Consumer Staples	10,529,595	7,199,890	3,329,705	-
Energy	386,208	386,208	-	-
Financials	11,166,870	8,882,325	2,284,545	-
Health Care	5,496,845	4,788,378	708,467	-
Industrials	12,156,848	10,760,422	1,396,426	-
Information Technology	7,733,727	6,240,120	1,493,607	-
Materials	5,837,414	4,777,867	1,059,547	-
Telecommunication Services	1,280,692	815,012	465,680	-
Money Market Funds	1,297,669	1,297,669	-	-
Total Investments in Securities:	$ 73,038,530	$ 59,504,012	$ 13,534,518	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 20,334,089

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,164,553) - See accompanying schedule: Unaffiliated issuers (cost $64,848,744)	$ 71,740,861
Fidelity Central Funds (cost $1,297,669)	1,297,669
Total Investments (cost $66,146,413)		$ 73,038,530
Foreign currency held at value (cost $108,701)		108,966
Receivable for investments sold		1,338,423
Receivable for fund shares sold		24,911
Dividends receivable		129,230
Distributions receivable from Fidelity Central Funds		2,010
Receivable from investment adviser for expense reductions		7,971
Other receivables		56,332
Total assets		74,706,373

Liabilities
Payable to custodian bank	$ 42,027
Payable for investments purchased	840,406
Payable for fund shares redeemed	12,897
Accrued management fee	42,860
Distribution and service plan fees payable	120
Other affiliated payables	12,626
Other payables and accrued expenses	98,553
Collateral on securities loaned, at value	1,195,575
Total liabilities		2,245,064

Net Assets		$ 72,461,309
Net Assets consist of:
Paid in capital		$ 83,641,573
Undistributed net investment income		505,053
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,548,695)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,863,378
Net Assets		$ 72,461,309

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($602,457 ÷ 55,490 shares)	$ 10.86

Service Class: Net Asset Value, offering price and redemption price per share ($96,898 ÷ 8,943 shares)	$ 10.84

Service Class 2: Net Asset Value, offering price and redemption price per share ($476,368 ÷ 44,117 shares)	$ 10.80

Initial Class R: Net Asset Value, offering price and redemption price per share ($13,344,971 ÷ 1,228,890 shares)	$ 10.86

Service Class R: Net Asset Value, offering price and redemption price per share ($96,898 ÷ 8,943 shares)	$ 10.84

Service Class 2R: Net Asset Value, offering price and redemption price per share ($105,407 ÷ 9,746 shares)	$ 10.82

Investor Class R: Net Asset Value, offering price and redemption price per share ($57,738,310 ÷ 5,356,194 shares)	$ 10.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 973,914
Income from Fidelity Central Funds		17,719
Income before foreign taxes withheld		991,633
Less foreign taxes withheld		(79,320)
Total income		912,313

Expenses
Management fee	$ 257,529
Transfer agent fees	49,937
Distribution and service plan fees	1,026
Accounting and security lending fees	19,038
Custodian fees and expenses	97,283
Independent trustees' compensation	211
Audit	50,359
Legal	355
Interest	188
Miscellaneous	207
Total expenses before reductions	476,133
Expense reductions	(71,100)	405,033
Net investment income (loss)		507,280
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,374)	3,614,708
Foreign currency transactions	(23,416)
Total net realized gain (loss)		3,591,292
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $11,285)	(2,077,950)
Assets and liabilities in foreign currencies	(4,807)
Total change in net unrealized appreciation (depreciation)		(2,082,757)
Net gain (loss)		1,508,535
Net increase (decrease) in net assets resulting from operations		$ 2,015,815

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 507,280	$ 438,350
Net realized gain (loss)	3,591,292	780,847
Change in net unrealized appreciation (depreciation)	(2,082,757)	8,306,305
Net increase (decrease) in net assets resulting from operations	2,015,815	9,525,502
Distributions to shareholders from net investment income	-	(486,943)
Share transactions - net increase (decrease)	9,413,211	15,248,354
Redemption fees	12,198	6,117
Total increase (decrease) in net assets	11,441,224	24,293,030

Net Assets
Beginning of period	61,020,085	36,727,055
End of period (including undistributed net investment income of $505,053 and distributions in excess of net investment income of $2,227, respectively)	$ 72,461,309	$ 61,020,085

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 8.42	$ 9.74	$ 8.60	$ 5.61	$ 11.44
Income from Investment Operations
Net investment income (loss) E	.08	.10	.08	.10	.07	.15
Net realized and unrealized gain (loss)	.28	2.08	(1.30)	1.24	3.07	(5.92)
Total from investment operations	.36	2.18	(1.22)	1.34	3.14	(5.77)
Distributions from net investment income	-	(.10)	(.09)	(.11)	(.06)	-
Distributions from net realized gain	-	-	(.01)	(.10)	(.09)	(.06)
Total distributions	-	(.10)	(.10)	(.20) J	(.15)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.86	$ 10.50	$ 8.42	$ 9.74	$ 8.60	$ 5.61
Total Return B, C, D	3.43%	25.91%	(12.57)%	15.73%	56.04%	(50.69)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.23% A	1.25%	1.30%	1.60%	1.81%	1.54%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.05% A	1.05%	1.03%	.96%	.93%	.91%
Net investment income (loss)	1.45% A	1.07%	.88%	1.19%	1.03%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 602	$ 573	$ 511	$ 732	$ 645	$ 388
Portfolio turnover rate G	159% A	137%	236%	463%	416%	350%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 8.41	$ 9.72	$ 8.58	$ 5.61	$ 11.43
Income from Investment Operations
Net investment income (loss) E	.07	.09	.07	.10	.06	.14
Net realized and unrealized gain (loss)	.28	2.08	(1.29)	1.23	3.05	(5.90)
Total from investment operations	.35	2.17	(1.22)	1.33	3.11	(5.76)
Distributions from net investment income	-	(.09)	(.08)	(.10)	(.05)	-
Distributions from net realized gain	-	-	(.01)	(.10)	(.09)	(.06)
Total distributions	-	(.09)	(.09)	(.19) J	(.14)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.84	$ 10.49	$ 8.41	$ 9.72	$ 8.58	$ 5.61
Total Return B, C, D	3.34%	25.83%	(12.60)%	15.65%	55.52%	(50.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33% A	1.35%	1.42%	1.67%	1.73%	1.51%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.15% A	1.15%	1.14%	1.05%	1.04%	1.01%
Net investment income (loss)	1.35% A	.96%	.78%	1.09%	.92%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97	$ 94	$ 75	$ 100	$ 117	$ 135
Portfolio turnover rate G	159% A	137%	236%	463%	416%	350%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 8.40	$ 9.72	$ 8.57	$ 5.60	$ 11.43
Income from Investment Operations
Net investment income (loss) E	.07	.08	.06	.08	.05	.12
Net realized and unrealized gain (loss)	.27	2.07	(1.30)	1.24	3.05	(5.89)
Total from investment operations	.34	2.15	(1.24)	1.32	3.10	(5.77)
Distributions from net investment income	-	(.09)	(.07)	(.07)	(.04)	-
Distributions from net realized gain	-	-	(.01)	(.10)	(.09)	(.06)
Total distributions	-	(.09)	(.08)	(.17)	(.13)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.80	$ 10.46	$ 8.40	$ 9.72	$ 8.57	$ 5.60
Total Return B, C, D	3.25%	25.61%	(12.74)%	15.53%	55.44%	(50.73)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50% A	1.49%	1.58%	1.88%	2.02%	1.79%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.30% A	1.29%	1.28%	1.21%	1.19%	1.16%
Net investment income (loss)	1.20% A	.82%	.63%	.94%	.77%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 476	$ 1,476	$ 166	$ 115	$ 424	$ 302
Portfolio turnover rate G	159% A	137%	236%	463%	416%	350%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 8.42	$ 9.74	$ 8.60	$ 5.62	$ 11.44
Income from Investment Operations
Net investment income (loss) E	.08	.10	.08	.10	.07	.15
Net realized and unrealized gain (loss)	.28	2.08	(1.30)	1.24	3.06	(5.91)
Total from investment operations	.36	2.18	(1.22)	1.34	3.13	(5.76)
Distributions from net investment income	-	(.10)	(.09)	(.11)	(.06)	-
Distributions from net realized gain	-	-	(.01)	(.10)	(.09)	(.06)
Total distributions	-	(.10)	(.10)	(.20) J	(.15)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.86	$ 10.50	$ 8.42	$ 9.74	$ 8.60	$ 5.62
Total Return B, C, D	3.43%	25.91%	(12.57)%	15.73%	55.76%	(50.60)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.28%	1.33%	1.55%	1.60%	1.44%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.05% A	1.05%	1.03%	.95%	.93%	.91%
Net investment income (loss)	1.45% A	1.07%	.88%	1.19%	1.02%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,345	$ 18,575	$ 10,557	$ 15,305	$ 17,150	$ 8,483
Portfolio turnover rate G	159% A	137%	236%	463%	416%	350%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 8.41	$ 9.72	$ 8.58	$ 5.61	$ 11.43
Income from Investment Operations
Net investment income (loss) E	.07	.09	.07	.10	.06	.14
Net realized and unrealized gain (loss)	.28	2.08	(1.29)	1.23	3.05	(5.90)
Total from investment operations	.35	2.17	(1.22)	1.33	3.11	(5.76)
Distributions from net investment income	-	(.09)	(.08)	(.10)	(.05)	-
Distributions from net realized gain	-	-	(.01)	(.10)	(.09)	(.06)
Total distributions	-	(.09)	(.09)	(.19) J	(.14)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.84	$ 10.49	$ 8.41	$ 9.72	$ 8.58	$ 5.61
Total Return B, C, D	3.34%	25.83%	(12.60)%	15.65%	55.52%	(50.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34% A	1.35%	1.42%	1.67%	1.73%	1.51%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.15% A	1.15%	1.14%	1.05%	1.04%	1.01%
Net investment income (loss)	1.35% A	.96%	.78%	1.09%	.92%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97	$ 94	$ 75	$ 100	$ 117	$ 135
Portfolio turnover rate G	159% A	137%	236%	463%	416%	350%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 8.40	$ 9.71	$ 8.57	$ 5.60	$ 11.43
Income from Investment Operations
Net investment income (loss) E	.07	.08	.06	.08	.05	.13
Net realized and unrealized gain (loss)	.28	2.07	(1.30)	1.23	3.05	(5.90)
Total from investment operations	.35	2.15	(1.24)	1.31	3.10	(5.77)
Distributions from net investment income	-	(.08)	(.06)	(.08)	(.04)	-
Distributions from net realized gain	-	-	(.01)	(.10)	(.09)	(.06)
Total distributions	-	(.08)	(.07)	(.17) J	(.13)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.82	$ 10.47	$ 8.40	$ 9.71	$ 8.57	$ 5.60
Total Return B, C, D	3.34%	25.56%	(12.77)%	15.45%	55.36%	(50.73)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.49% A	1.50%	1.57%	1.83%	1.87%	1.66%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.30% A	1.30%	1.28%	1.21%	1.19%	1.16%
Net investment income (loss)	1.20% A	.82%	.63%	.94%	.77%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 102	$ 81	$ 109	$ 155	$ 179
Portfolio turnover rate G	159% A	137%	236%	463%	416%	350%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.17 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 8.37	$ 9.69	$ 8.56	$ 5.60	$ 11.41
Income from Investment Operations
Net investment income (loss) E	.08	.09	.07	.10	.07	.14
Net realized and unrealized gain (loss)	.27	2.07	(1.29)	1.23	3.04	(5.89)
Total from investment operations	.35	2.16	(1.22)	1.33	3.11	(5.75)
Distributions from net investment income	-	(.10)	(.09)	(.11)	(.06)	-
Distributions from net realized gain	-	-	(.01)	(.10)	(.09)	(.06)
Total distributions	-	(.10)	(.10)	(.20) J	(.15)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.78	$ 10.43	$ 8.37	$ 9.69	$ 8.56	$ 5.60
Total Return B, C, D	3.36%	25.81%	(12.63)%	15.69%	55.61%	(50.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.31% A	1.34%	1.39%	1.63%	1.68%	1.51%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18%	1.18%	1.18%	1.17%
Expenses net of all reductions	1.13% A	1.13%	1.12%	1.04%	1.01%	.97%
Net investment income (loss)	1.37% A	.99%	.80%	1.11%	.94%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,738	$ 40,107	$ 25,262	$ 29,249	$ 27,695	$ 14,208
Portfolio turnover rate G	159% A	137%	236%	463%	416%	350%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,586,943
Gross unrealized depreciation	(1,977,109)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,609,834

Tax cost	$ 66,428,696

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (17,413,786)
2017	(4,429,182)
Total capital loss carryforward	$ (21,842,968)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $70,780,396 and $56,421,086, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 49
Service Class 2	794
Service Class R	49
Service Class 2R	134
$ 1,026

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 212
Service Class	34
Service Class 2	220
Initial Class R	6,996
Service Class R	34
Service Class 2R	37
Investor Class R	42,404
$ 49,937

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $494 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,278,500.40%		$ 188

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $78 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16,925. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Initial Class	1.10%	$ 408
Service Class	1.20%	66
Service Class 2	1.35%	469
Initial Class R	1.10%	13,751
Service Class R	1.20%	67
Service Class 2R	1.35%	73
Investor Class R	1.18%	36,513
		$ 51,347

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19,744 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 5,389
Service Class	-	807
Service Class 2	-	12,868
Initial Class R	-	109,490
Service Class R	-	807
Service Class 2R	-	735
Investor Class R	-	356,847
Total	$ -	$ 486,943

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	5,625	8,980	$ 63,166	$ 86,362
Reinvestment of distributions	-	520	-	5,389
Shares redeemed	(4,667)	(15,676)	(51,357)	(145,102)
Net increase (decrease)	958	(6,176)	$ 11,809	$ (53,351)
Service Class
Reinvestment of distributions	-	78	$ -	$ 807
Net increase (decrease)	-	78	$ -	$ 807
Service Class 2
Shares sold	33,618	181,170	$ 361,382	$ 1,780,864
Reinvestment of distributions	-	1,247	-	12,868
Shares redeemed	(130,629)	(61,074)	(1,417,723)	(559,878)
Net increase (decrease)	(97,011)	121,343	$ (1,056,341)	$ 1,233,854
Initial Class R
Shares sold	349,953	976,500	$ 3,784,206	$ 9,996,676
Reinvestment of distributions	-	10,557	-	109,490
Shares redeemed	(889,454)	(472,161)	(9,796,363)	(4,456,994)
Net increase (decrease)	(539,501)	514,896	$ (6,012,157)	$ 5,649,172
Service Class R
Reinvestment of distributions	-	78	$ -	$ 807
Net increase (decrease)	-	78	$ -	$ 807
Service Class 2R
Reinvestment of distributions	-	71	$ -	$ 735
Net increase (decrease)	-	71	$ -	$ 735
Investor Class R
Shares sold	2,062,283	1,363,457	$ 22,529,584	$ 13,420,273
Reinvestment of distributions	-	34,641	-	356,847
Shares redeemed	(550,919)	(571,301)	(6,059,684)	(5,360,790)
Net increase (decrease)	1,511,364	826,797	$ 16,469,900	$ 8,416,330

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAR-SANN-0813
1.833456.107

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	1.09%
Actual		$ 1,000.00	$ 957.70	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Service Class	1.19%
Actual		$ 1,000.00	$ 957.80	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96
Service Class 2	1.34%
Actual		$ 1,000.00	$ 956.70	$ 6.50
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Initial Class R	1.10%
Actual		$ 1,000.00	$ 957.70	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class 2R	1.34%
Actual		$ 1,000.00	$ 956.80	$ 6.50
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Investor Class R	1.18%
Actual		$ 1,000.00	$ 958.70	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2013
Brazil	12.4%
India	9.1%
Cayman Islands	8.5%
Korea (South)	8.4%
South Africa	6.9%
Mexico	6.5%
Indonesia	6.5%
United States of America*	6.5%
Philippines	3.2%
Other	32.0%

* Includes short term investments and net other assets.
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2012
Brazil	12.5%
Korea (South)	10.7%
India	8.8%
United States of America*	7.5%
Indonesia	6.6%
South Africa	6.0%
Cayman Islands	5.6%
Mexico	4.0%
Russia	3.6%
Other	34.7%

* Includes short term investments and net other assets.
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	98.9
Short-Term Investments and Net Other Assets (Liabilities)	2.2	1.1
Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.5	5.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.9	2.5
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.5	1.3
Hyundai Motor Co. (Korea (South), Automobiles)	1.5	1.4
Itau Unibanco Holding SA sponsored ADR (Brazil, Commercial Banks)	1.4	1.5
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	1.3	1.3
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.3	1.4
Naspers Ltd. Class N (South Africa, Media)	1.2	1.1
Fomento Economico Mexicano S.A.B. de CV unit (Mexico, Beverages)	1.1	0.9
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.0	1.0
	17.7
Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.4	20.0
Consumer Discretionary	19.3	18.8
Information Technology	16.0	15.2
Industrials	13.4	12.4
Consumer Staples	13.4	14.4
Materials	5.0	9.7
Health Care	3.9	2.0
Energy	3.5	5.0
Utilities	0.5	0.0
Telecommunication Services	0.4	0.5

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Austria - 0.4%
Andritz AG	7,900	$ 405,409
Bailiwick of Jersey - 0.4%
WPP PLC	24,000	410,228
Bermuda - 2.6%
Brilliance China Automotive Holdings Ltd. (a)	496,000	556,366
Cosan Ltd. Class A	26,200	423,392
Credicorp Ltd. (NY Shares)	5,236	669,999
Jardine Matheson Holdings Ltd.	6,400	387,200
Kunlun Energy Co. Ltd.	406,000	720,284
TOTAL BERMUDA		2,757,241
Brazil - 12.0%
Anhanguera Educacional Participacoes SA	78,700	460,628
BM&F Bovespa SA	136,100	749,622
BR Malls Participacoes SA	65,500	585,621
Brasil Insurance Participacoes e Administracao SA	37,800	371,673
BTG Pactual Participations Ltd. unit	32,800	399,977
CCR SA	85,100	677,337
Cielo SA	28,380	711,487
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	14,100	640,986
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	37,238	1,390,839
Iguatemi Empresa de Shopping Centers SA	46,600	458,617
Itau Unibanco Holding SA sponsored ADR	115,108	1,487,195
Linx SA	13,300	222,566
Localiza Rent A Car SA	34,010	481,034
Multiplan Empreendimentos Imobiliarios SA	22,600	526,778
Multiplus SA	29,500	435,622
Odontoprev SA	87,900	362,417
Qualicorp SA (a)	64,900	494,163
Smiles SA	26,600	290,396
Souza Cruz SA	53,600	662,268
Tegma Gestao Logistica SA	12,700	143,486
Ultrapar Participacoes SA	28,900	692,144
Weg SA	31,400	396,695
TOTAL BRAZIL		12,641,551
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (e)	15,400	441,364
Canada - 0.0%
Ivanplats Ltd. (e)	16,016	23,300
Cayman Islands - 8.5%
51job, Inc. sponsored ADR (a)	5,355	361,516
Baidu.com, Inc. sponsored ADR (a)	4,657	440,226
Baoxin Auto Group Ltd.	541,000	346,667

	Shares	Value
Biostime International Holdings Ltd.	70,000	$ 392,597
Cimc Enric Holdings Ltd.	280,000	435,376
ENN Energy Holdings Ltd.	98,000	522,470
Eurasia Drilling Co. Ltd. GDR (Reg. S)	12,599	470,321
Golden Eagle Retail Group Ltd. (H Shares)	297,000	396,712
Greatview Aseptic Pack Co. Ltd.	866,000	535,943
Haitian International Holdings Ltd.	260,000	380,142
Hengdeli Holdings Ltd.	1,622,000	370,155
New Oriental Education & Technology Group, Inc. sponsored ADR	20,100	445,215
Sands China Ltd.	82,400	388,306
Shenzhou International Group Holdings Ltd.	154,000	442,777
SINA Corp. (a)	8,500	473,705
Sino Biopharmaceutical Ltd.	696,000	451,374
SouFun Holdings Ltd. ADR	17,689	439,041
Tencent Holdings Ltd.	40,900	1,604,139
TOTAL CAYMAN ISLANDS		8,896,682
China - 1.9%
China Pacific Insurance Group Co. Ltd. (H Shares)	210,000	670,122
Dongfeng Motor Group Co. Ltd. (H Shares)	376,000	502,235
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	117,500	790,802
TOTAL CHINA		1,963,159
Colombia - 1.1%
Almacenes Exito SA	34,558	575,462
Grupo de Inversiones Suramerica	29,275	569,753
TOTAL COLOMBIA		1,145,215
Finland - 0.8%
Kone Oyj (B Shares)	5,200	413,222
Nokian Tyres PLC	10,000	407,547
TOTAL FINLAND		820,769
France - 1.7%
Bureau Veritas SA	14,400	372,907
LVMH Moet Hennessy - Louis Vuitton SA	1,789	289,917
Pernod Ricard SA (d)	3,400	377,018
PPR SA	1,800	365,855
PPR SA rights 10/1/13 (a)	1,800	4,693
Sanofi SA sponsored ADR	7,900	406,929
TOTAL FRANCE		1,817,319
Germany - 0.4%
SAP AG	5,196	379,428
Hong Kong - 0.8%
AIA Group Ltd.	100,200	424,387
Galaxy Entertainment Group Ltd. (a)	84,000	411,550
TOTAL HONG KONG		835,937
Common Stocks - continued
	Shares	Value
India - 9.1%
Amara Raja Batteries Ltd.	15,272	$ 65,877
Asian Paints India Ltd.	5,967	464,717
Axis Bank Ltd.	6,961	154,951
Bajaj Auto Ltd.	15,924	514,622
Colgate-Palmolive (India)	9,474	215,935
CRISIL Ltd.	22,331	416,327
Cummins India Ltd.	54,723	418,973
HDFC Bank Ltd.	83,808	937,229
Housing Development Finance Corp. Ltd. (a)	71,398	1,054,246
ITC Ltd.	143,299	780,727
Larsen & Toubro Ltd.	20,960	495,684
Mahindra & Mahindra Ltd.	31,563	514,589
Maruti Suzuki India Ltd.	15,478	400,120
Sun Pharmaceutical Industries Ltd.	32,236	547,735
Sun TV Ltd.	64,539	411,520
Tata Consultancy Services Ltd.	32,245	822,279
Tata Motors Ltd.	109,961	515,397
Titan Industries Ltd.	99,113	372,092
United Spirits Ltd. (a)	13,148	478,764
TOTAL INDIA		9,581,784
Indonesia - 6.5%
PT Astra International Tbk	1,245,000	878,089
PT Bank Central Asia Tbk	836,500	842,824
PT Bank Rakyat Indonesia Tbk	908,140	709,129
PT Global Mediacom Tbk	2,233,000	483,725
PT Indocement Tunggal Prakarsa Tbk	239,500	590,004
PT Jasa Marga Tbk	716,500	436,760
PT Kalbe Farma Tbk	3,507,000	508,826
PT Media Nusantara Citra Tbk	1,589,000	500,317
PT Mitra Adiperkasa Tbk	505,000	356,172
PT Semen Gresik (Persero) Tbk	344,000	592,687
PT Surya Citra Media Tbk	1,518,000	416,782
PT Tower Bersama Infrastructure Tbk (a)	923,000	483,589
PT United Tractors Tbk	11,500	21,088
TOTAL INDONESIA		6,819,992
Italy - 0.4%
Prada SpA	46,100	418,440
Korea (South) - 8.4%
Hotel Shilla Co.	5,602	299,126
Hyundai Mobis	3,794	906,654
Hyundai Motor Co.	7,731	1,526,033
LG Household & Health Care Ltd.	1,123	548,524
NHN Corp.	2,994	761,342
Samsung Electronics Co. Ltd.	4,058	4,767,011
TOTAL KOREA (SOUTH)		8,808,690

	Shares	Value
Malaysia - 1.2%
Bumiputra-Commerce Holdings Bhd	296,100	$ 775,980
Public Bank Bhd	95,600	512,570
TOTAL MALAYSIA		1,288,550
Mexico - 6.5%
Alsea S.A.B. de CV	163,885	390,062
Banregio Grupo Financiero SA	81,271	432,339
Bolsa Mexicana de Valores SA de CV	158,717	393,686
Coca-Cola FEMSA S.A.B. de CV Series L	47,300	666,054
Fomento Economico Mexicano S.A.B. de CV unit	111,600	1,156,786
Grupo Aeroportuario del Pacifico SA de CV Series B	82,400	417,359
Grupo Aeroportuario del Sureste SA de CV Series B	40,000	445,242
Grupo Financiero Banorte S.A.B. de CV Series O	134,200	794,587
Grupo Mexico SA de CV Series B	267,700	774,334
Grupo Televisa SA de CV	170,700	853,009
Mexichem S.A.B. de CV	135,080	562,840
TOTAL MEXICO		6,886,298
Netherlands - 1.2%
ASML Holding NV (Netherlands)	5,121	404,256
Heineken NV (Bearer)	6,000	382,295
Yandex NV (a)	16,800	464,184
TOTAL NETHERLANDS		1,250,735
Nigeria - 0.8%
Guaranty Trust Bank PLC GDR (Reg. S)	67,033	449,791
Nigerian Breweries PLC (a)	401,361	385,482
TOTAL NIGERIA		835,273
Panama - 0.4%
Copa Holdings SA Class A	3,000	393,360
Philippines - 3.2%
Alliance Global Group, Inc.	815,500	442,754
Ayala Corp.	34,260	461,039
International Container Terminal Services, Inc.	220,330	444,750
Metropolitan Bank & Trust Co.	178,650	460,096
Security Bank Corp.	115,530	405,293
SM Investments Corp.	24,380	605,258
SM Prime Holdings, Inc.	1,413,100	534,421
TOTAL PHILIPPINES		3,353,611
Russia - 2.9%
Magnit OJSC GDR (Reg. S)	15,900	909,480
NOVATEK OAO GDR (Reg. S)	6,700	800,650
Sberbank (Savings Bank of the Russian Federation) (a)	484,700	1,379,325
TOTAL RUSSIA		3,089,455
Common Stocks - continued
	Shares	Value
South Africa - 6.9%
Aspen Pharmacare Holdings Ltd.	29,902	$ 686,880
Barloworld Ltd.	51,686	426,139
Bidvest Group Ltd.	28,000	693,836
Clicks Group Ltd.	76,322	428,358
Discovery Ltd.	65,137	553,909
Imperial Holdings Ltd.	27,538	584,633
Life Healthcare Group Holdings Ltd.	154,300	585,354
Mr Price Group Ltd.	38,813	528,891
Nampak Ltd.	135,100	448,964
Naspers Ltd. Class N	17,600	1,299,741
Shoprite Holdings Ltd.	35,727	670,443
Wilson Bayly Holmes-Ovcon Ltd.	20,093	313,010
TOTAL SOUTH AFRICA		7,220,158
Sweden - 0.3%
Atlas Copco AB (A Shares)	15,000	362,357
Switzerland - 2.0%
Compagnie Financiere Richemont SA Series A	3,359	297,120
Nestle SA	4,588	301,066
Schindler Holding AG (Reg.)	2,870	388,926
SGS SA (Reg.)	130	279,255
Swatch Group AG (Bearer)	750	410,513
Syngenta AG (Switzerland)	1,062	414,136
TOTAL SWITZERLAND		2,091,016
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	840,000	3,040,982
Thailand - 2.7%
Airports of Thailand PCL (For. Reg.)	93,800	509,766
BEC World PCL (For. Reg.)	172,100	326,105
Kasikornbank PCL (For. Reg.)	126,600	800,310
Siam Commercial Bank PCL (For. Reg.)	134,400	745,583
Thai Beverage PCL	911,000	424,055
TOTAL THAILAND		2,805,819
Togo - 0.4%
Ecobank Transnational, Inc.	4,843,906	444,067
Turkey - 2.6%
Coca-Cola Icecek A/S	17,115	492,499
Enka Insaat ve Sanayi A/S	176,475	443,772
Koc Holding A/S	104,000	499,321
Tupras Turkiye Petrol Rafinelleri A/S	21,000	512,832
Turkiye Garanti Bankasi A/S	169,000	737,792
TOTAL TURKEY		2,686,216
United Kingdom - 3.0%
Aggreko PLC	15,713	392,416

	Shares	Value
British American Tobacco PLC (United Kingdom)	7,800	$ 400,059
Burberry Group PLC	19,600	402,741
Diageo PLC	9,982	286,247
InterContinental Hotel Group PLC	10,938	300,601
Intertek Group PLC	7,242	321,960
Prudential PLC	25,541	416,900
Standard Chartered PLC (United Kingdom)	17,143	372,071
Unilever PLC	7,600	307,665
TOTAL UNITED KINGDOM		3,200,660
United States of America - 4.3%
American Tower Corp.	5,480	400,972
Colgate-Palmolive Co.	7,200	412,488
FMC Corp.	6,400	390,784
Google, Inc. Class A (a)	450	396,167
MasterCard, Inc. Class A	680	390,660
Mead Johnson Nutrition Co. Class A	5,242	415,324
Philip Morris International, Inc.	4,500	389,790
Southern Copper Corp.	18,500	510,970
Visa, Inc. Class A	2,300	420,325
Yahoo!, Inc. (a)	13,000	326,430
Yum! Brands, Inc.	6,065	420,547
TOTAL UNITED STATES OF AMERICA		4,474,457
TOTAL COMMON STOCKS (Cost $92,603,782)		101,589,522
Nonconvertible Preferred Stocks - 1.1%

Brazil - 0.4%
Marcopolo SA (PN)	69,200	396,341
Colombia - 0.7%
Banco Davivienda SA	35,255	424,891
Grupo Aval Acciones Y Val SA	536,234	383,685
TOTAL COLOMBIA		808,576
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,313,375)		1,204,917
Money Market Funds - 0.8%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c) (Cost $787,250)	787,250	$ 787,250
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $94,704,407)		103,581,689
NET OTHER ASSETS (LIABILITIES) - 1.4%		1,505,819
NET ASSETS - 100%		$ 105,087,508
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $464,664 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 963
Fidelity Securities Lending Cash Central Fund	8,273
Total	$ 9,236
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,126,492	$ 18,500,146	$ 1,626,346	$ -
Consumer Staples	14,091,211	12,796,174	1,295,037	-
Energy	3,619,623	3,619,623	-	-
Financials	23,698,559	22,344,430	1,354,129	-
Health Care	4,043,678	4,043,678	-	-
Industrials	14,104,150	14,104,150	-	-
Information Technology	16,795,988	12,971,322	3,824,666	-
Materials	5,308,679	4,894,543	414,136	-
Telecommunication Services	483,589	483,589	-	-
Utilities	522,470	522,470	-	-
Money Market Funds	787,250	787,250	-	-
Total Investments in Securities:	$ 103,581,689	$ 95,067,375	$ 8,514,314	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 45,614,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $754,165) - See accompanying schedule: Unaffiliated issuers (cost $93,917,157)	$ 102,794,439
Fidelity Central Funds (cost $787,250)	787,250
Total Investments (cost $94,704,407)		$ 103,581,689
Foreign currency held at value (cost $741,944)		747,931
Receivable for investments sold		18,302,216
Receivable for fund shares sold		136,389
Dividends receivable		210,492
Distributions receivable from Fidelity Central Funds		1,667
Other receivables		7,799
Total assets		122,988,183

Liabilities
Payable to custodian bank	$ 119,340
Payable for investments purchased	9,263,801
Payable for fund shares redeemed	20,498
Accrued management fee	70,532
Distribution and service plan fees payable	1,015
Notes payable to affiliates	7,559,000
Other affiliated payables	15,624
Other payables and accrued expenses	63,615
Collateral on securities loaned, at value	787,250
Total liabilities		17,900,675

Net Assets		$ 105,087,508
Net Assets consist of:
Paid in capital		$ 102,006,443
Undistributed net investment income		593,835
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,416,689)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,903,919
Net Assets		$ 105,087,508

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($45,745,822 ÷ 5,458,010 shares)	$ 8.38

Service Class: Net Asset Value, offering price and redemption price per share ($79,266 ÷ 9,432 shares)	$ 8.40

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,819,954 ÷ 574,232 shares)	$ 8.39

Initial Class R: Net Asset Value, offering price and redemption price per share ($9,598,412 ÷ 1,144,989 shares)	$ 8.38

Service Class 2R: Net Asset Value, offering price and redemption price per share ($78,767 ÷ 9,354 shares)	$ 8.42

Investor Class R: Net Asset Value, offering price and redemption price per share ($44,765,287 ÷ 5,363,935 shares)	$ 8.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 1,296,724
Income from Fidelity Central Funds		9,236
Income before foreign taxes withheld		1,305,960
Less foreign taxes withheld		(105,317)
Total income		1,200,643

Expenses
Management fee	$ 444,409
Transfer agent fees	62,398
Distribution and service plan fees	5,784
Accounting and security lending fees	28,682
Custodian fees and expenses	36,665
Independent trustees' compensation	335
Audit	51,017
Legal	391
Interest	198
Miscellaneous	447
Total expenses before reductions	630,326
Expense reductions	(26,379)	603,947
Net investment income (loss)		596,696
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,160,604
Foreign currency transactions	(63,096)
Total net realized gain (loss)		1,097,508
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,365,825)
Assets and liabilities in foreign currencies	27,111
Total change in net unrealized appreciation (depreciation)		(6,338,714)
Net gain (loss)		(5,241,206)
Net increase (decrease) in net assets resulting from operations		$ (4,644,510)

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 596,696	$ 1,294,334
Net realized gain (loss)	1,097,508	(56,334)
Change in net unrealized appreciation (depreciation)	(6,338,714)	11,501,487
Net increase (decrease) in net assets resulting from operations	(4,644,510)	12,739,487
Distributions to shareholders from net investment income	-	(1,007,988)
Distributions to shareholders from net realized gain	-	(91,285)
Distributions to shareholders from tax return of capital	-	(106,326)
Total distributions	-	(1,205,599)
Share transactions - net increase (decrease)	2,227,384	7,291,850
Redemption fees	7,143	6,318
Total increase (decrease) in net assets	(2,409,983)	18,832,056

Net Assets
Beginning of period	107,497,491	88,665,435
End of period (including undistributed net investment income of $593,835 and distributions in excess of net investment income of $2,861, respectively)	$ 105,087,508	$ 107,497,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 7.74	$ 9.91	$ 8.51	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11	.13	.09	.04	.13
Net realized and unrealized gain (loss)	(.42)	1.00	(2.22)	1.43	3.64	(5.19)
Total from investment operations	(.37)	1.11	(2.09)	1.52	3.68	(5.06)
Distributions from net investment income	-	(.08)	(.09)	(.08)	(.02)	(.08)
Distributions from net realized gain	-	(.01)	-	(.04)	(.03)	-
Return of Capital	-	(.01)	-	-	-	-
Total distributions	-	(.10)	(.09)	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	.02
Net asset value, end of period	$ 8.38	$ 8.75	$ 7.74	$ 9.91	$ 8.51	$ 4.88
Total Return B, C, D	(4.23)%	14.37%	(21.01)%	17.89%	75.40%	(50.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.09% A	1.38%	1.31%	1.33%	2.85%	3.92% A
Expenses net of fee waivers, if any	1.09% A	1.10%	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.05% A	1.05%	1.02%	1.04%	1.02%	1.02% A
Net investment income (loss)	1.13% A	1.36%	1.46%	1.05%	.60%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,746	$ 44,979	$ 29,478	$ 18,478	$ 250	$ 516
Portfolio turnover rate G	143% A	198%	151%	100%	70%	79% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 7.76	$ 9.94	$ 8.54	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10	.12	.08	.03	.12
Net realized and unrealized gain (loss)	(.42)	1.00	(2.23)	1.43	3.65	(5.19)
Total from investment operations	(.37)	1.10	(2.11)	1.51	3.68	(5.07)
Distributions from net investment income	-	(.07)	(.08)	(.07)	- J	(.07)
Distributions from net realized gain	-	(.01)	-	(.04)	(.02)	-
Return of Capital	-	(.01)	-	-	-	-
Total distributions	-	(.09)	(.08)	(.11)	(.02)	(.07)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	.02
Net asset value, end of period	$ 8.40	$ 8.77	$ 7.76	$ 9.94	$ 8.54	$ 4.88
Total Return B, C, D	(4.22)%	14.22%	(21.15)%	17.70%	75.49%	(50.53)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.47%	1.40%	1.48%	3.02%	4.02% A
Expenses net of fee waivers, if any	1.19% A	1.20%	1.20%	1.20%	1.20%	1.20% A
Expenses net of all reductions	1.14% A	1.15%	1.12%	1.14%	1.12%	1.12% A
Net investment income (loss)	1.03% A	1.26%	1.35%	.95%	.50%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 83	$ 72	$ 102	$ 118	$ 396
Portfolio turnover rate G	143% A	198%	151%	100%	70%	79% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 7.76	$ 9.95	$ 8.56	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.09	.11	.07	.02	.11
Net realized and unrealized gain (loss)	(.42)	1.00	(2.24)	1.43	3.66	(5.19)
Total from investment operations	(.38)	1.09	(2.13)	1.50	3.68	(5.08)
Distributions from net investment income	-	(.06)	(.07)	(.07)	-	(.06)
Distributions from net realized gain	-	(.01)	-	(.04)	-	-
Return of Capital	-	(.01)	-	-	-	-
Total distributions	-	(.08)	(.07)	(.11)	-	(.06)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	.02
Net asset value, end of period	$ 8.39	$ 8.77	$ 7.76	$ 9.95	$ 8.56	$ 4.88
Total Return B, C, D	(4.33)%	14.10%	(21.30)%	17.57%	75.41%	(50.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34% A	1.63%	1.54%	1.59%	3.17%	4.17% A
Expenses net of fee waivers, if any	1.34% A	1.35%	1.35%	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.29% A	1.30%	1.27%	1.30%	1.27%	1.27% A
Net investment income (loss)	.88% A	1.11%	1.21%	.80%	.35%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,820	$ 4,042	$ 2,249	$ 1,348	$ 117	$ 395
Portfolio turnover rate G	143% A	198%	151%	100%	70%	79% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 7.74	$ 9.92	$ 8.51	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11	.14	.09	.04	.11
Net realized and unrealized gain (loss)	(.42)	1.00	(2.24)	1.44	3.63	(5.16)
Total from investment operations	(.37)	1.11	(2.10)	1.53	3.67	(5.05)
Distributions from net investment income	-	(.08)	(.09)	(.08)	(.02)	(.08)
Distributions from net realized gain	-	(.01)	-	(.04)	(.03)	-
Return of Capital	-	(.01)	-	-	-	-
Total distributions	-	(.10)	(.09)	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	- J	.01	- J	.01	.01
Net asset value, end of period	$ 8.38	$ 8.75	$ 7.74	$ 9.92	$ 8.51	$ 4.88
Total Return B, C, D	(4.23)%	14.37%	(21.09)%	18.01%	75.40%	(50.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.37%	1.30%	1.35%	2.03%	3.71% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.05% A	1.05%	1.02%	1.04%	1.02%	1.02% A
Net investment income (loss)	1.12% A	1.36%	1.46%	1.05%	.60%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,598	$ 11,344	$ 14,870	$ 30,649	$ 31,314	$ 3,158
Portfolio turnover rate G	143% A	198%	151%	100%	70%	79% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.80	$ 7.79	$ 9.97	$ 8.56	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.09	.11	.07	.02	.11
Net realized and unrealized gain (loss)	(.42)	1.00	(2.24)	1.43	3.66	(5.19)
Total from investment operations	(.38)	1.09	(2.13)	1.50	3.68	(5.08)
Distributions from net investment income	-	(.06)	(.06)	(.06)	-	(.06)
Distributions from net realized gain	-	(.01)	-	(.04)	-	-
Return of Capital	-	(.01)	-	-	-	-
Total distributions	-	(.08)	(.06)	(.09) K	-	(.06)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	.02
Net asset value, end of period	$ 8.42	$ 8.80	$ 7.79	$ 9.97	$ 8.56	$ 4.88
Total Return B, C, D	(4.32)%	14.00%	(21.24)%	17.60%	75.41%	(50.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34% A	1.62%	1.56%	1.63%	3.17%	4.17% A
Expenses net of fee waivers, if any	1.34% A	1.35%	1.35%	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.29% A	1.30%	1.27%	1.29%	1.27%	1.27% A
Net investment income (loss)	.88% A	1.10%	1.20%	.80%	.35%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 82	$ 72	$ 102	$ 117	$ 395
Portfolio turnover rate G	143% A	198%	151%	100%	70%	79% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.09 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.037 per share.

Financial Highlights - Investor Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 7.72	$ 9.89	$ 8.50	$ 4.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11	.13	.08	.04	.10
Net realized and unrealized gain (loss)	(.41)	.98	(2.22)	1.43	3.63	(5.16)
Total from investment operations	(.36)	1.09	(2.09)	1.51	3.67	(5.06)
Distributions from net investment income	-	(.08)	(.09)	(.08)	(.02)	(.08)
Distributions from net realized gain	-	(.01)	-	(.04)	(.03)	-
Return of Capital	-	(.01)	-	-	-	-
Total distributions	-	(.10)	(.09)	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	- J	.01	- J	.01	.01
Net asset value, end of period	$ 8.35	$ 8.71	$ 7.72	$ 9.89	$ 8.50	$ 4.87
Total Return B, C, D	(4.13)%	14.14%	(21.05)%	17.79%	75.56%	(50.55)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.18% A	1.46%	1.38%	1.42%	2.07%	3.81% A
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18%	1.18%	1.18%	1.18% A
Expenses net of all reductions	1.13% A	1.13%	1.10%	1.12%	1.10%	1.10% A
Net investment income (loss)	1.05% A	1.28%	1.37%	.97%	.52%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,765	$ 46,967	$ 41,924	$ 53,089	$ 40,070	$ 3,377
Portfolio turnover rate G	143% A	198%	151%	100%	70%	79% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

For the period December 31, 2012, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,645,408
Gross unrealized depreciation	(5,048,967)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,596,441

Tax cost	$ 95,985,248

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (773,916)
2017	(2,824,257)
Total with expiration	(3,598,173)
No expiration
Short-term	(3,666,886)
Total capital loss carryforward	$ (7,265,059)

Trading (Redemption) Fees. Initial Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $79,281,556 and $77,619,129, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 42
Service Class 2	5,638
Service Class 2R	104
$ 5,784

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 17,835
Service Class	29
Service Class 2	1,587
Initial Class R	4,724
Service Class 2R	29
Investor Class R	38,194
$ 62,398

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $248 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,559,000.31%		$ 198

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $138 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,273. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $26,379 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 423,228
Service Class	-	707
Service Class 2	-	29,964
Initial Class R	-	107,482
Service Class 2R	-	581
Investor Class R	-	446,026
Total	$ -	$ 1,007,988

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended June 30, 2013	Year ended December 31, 2012
From net realized gain
Initial Class	$ -	$ 38,030
Service Class	-	70
Service Class 2	-	3,378
Initial Class R	-	9,658
Service Class 2R	-	70
Investor Class R	-	40,079
Total	$ -	$ 91,285
Tax Return of Capital
Initial Class	$ -	$ 44,296
Service Class	-	82
Service Class 2	-	3,935
Initial Class R	-	11,249
Service Class 2R	-	82
Investor Class R	-	46,682
Total	$ -	$ 106,326

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	698,554	1,795,123	$ 6,116,165	$ 14,860,844
Reinvestment of distributions	-	58,922	-	505,554
Shares redeemed	(383,371)	(520,087)	(3,403,261)	(4,326,747)
Net increase (decrease)	315,183	1,333,958	$ 2,712,904	$ 11,039,651
Service Class
Reinvestment of distributions	-	100	-	858
Service Class 2
Shares sold	145,912	205,197	$ 1,300,915	$ 1,709,550
Reinvestment of distributions	-	4,330	-	37,277
Shares redeemed	(32,584)	(38,252)	(289,917)	(320,023)
Net increase (decrease)	113,328	171,275	$ 1,010,998	$ 1,426,804
Initial Class R
Shares sold	146,086	305,108	$ 1,298,710	$ 2,561,953
Reinvestment of distributions	-	14,964	-	128,390
Shares redeemed	(297,876)	(944,184)	(2,654,693)	(7,798,843)
Net increase (decrease)	(151,790)	(624,112)	$ (1,355,983)	$ (5,108,500)
Service Class 2R
Reinvestment of distributions	-	85	-	733
Investor Class R
Shares sold	870,467	1,502,832	$ 7,687,336	$ 12,517,464
Reinvestment of distributions	-	62,314	-	532,787
Shares redeemed	(897,520)	(1,607,620)	(7,827,871)	(13,117,947)
Net increase (decrease)	(27,053)	(42,474)	$ (140,535)	$ (67,696)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other - continued

At the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 21% of the total outstanding shares of the fund. The VIP Freedom Funds and VIP Investor Freedom Funds were the owners of record, in the aggregate, of approximately 59% of the total outstanding shares of the Fund. In addition, FMR or its affiliates were the owners of record of 35% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPEM-SANN-0813
1.858138.105

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio - Class R

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	1.09%
Actual		$ 1,000.00	$ 957.70	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Service Class	1.19%
Actual		$ 1,000.00	$ 957.80	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96
Service Class 2	1.34%
Actual		$ 1,000.00	$ 956.70	$ 6.50
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Initial Class R	1.10%
Actual		$ 1,000.00	$ 957.70	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class 2R	1.34%
Actual		$ 1,000.00	$ 956.80	$ 6.50
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Investor Class R	1.18%
Actual		$ 1,000.00	$ 958.70	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2013
Brazil	12.4%
India	9.1%
Cayman Islands	8.5%
Korea (South)	8.4%
South Africa	6.9%
Mexico	6.5%
Indonesia	6.5%
United States of America*	6.5%
Philippines	3.2%
Other	32.0%

* Includes short term investments and net other assets.
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2012
Brazil	12.5%
Korea (South)	10.7%
India	8.8%
United States of America*	7.5%
Indonesia	6.6%
South Africa	6.0%
Cayman Islands	5.6%
Mexico	4.0%
Russia	3.6%
Other	34.7%

* Includes short term investments and net other assets.
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	98.9
Short-Term Investments and Net Other Assets (Liabilities)	2.2	1.1
Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.5	5.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.9	2.5
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.5	1.3
Hyundai Motor Co. (Korea (South), Automobiles)	1.5	1.4
Itau Unibanco Holding SA sponsored ADR (Brazil, Commercial Banks)	1.4	1.5
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	1.3	1.3
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.3	1.4
Naspers Ltd. Class N (South Africa, Media)	1.2	1.1
Fomento Economico Mexicano S.A.B. de CV unit (Mexico, Beverages)	1.1	0.9
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.0	1.0
	17.7
Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.4	20.0
Consumer Discretionary	19.3	18.8
Information Technology	16.0	15.2
Industrials	13.4	12.4
Consumer Staples	13.4	14.4
Materials	5.0	9.7
Health Care	3.9	2.0
Energy	3.5	5.0
Utilities	0.5	0.0
Telecommunication Services	0.4	0.5

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Austria - 0.4%
Andritz AG	7,900	$ 405,409
Bailiwick of Jersey - 0.4%
WPP PLC	24,000	410,228
Bermuda - 2.6%
Brilliance China Automotive Holdings Ltd. (a)	496,000	556,366
Cosan Ltd. Class A	26,200	423,392
Credicorp Ltd. (NY Shares)	5,236	669,999
Jardine Matheson Holdings Ltd.	6,400	387,200
Kunlun Energy Co. Ltd.	406,000	720,284
TOTAL BERMUDA		2,757,241
Brazil - 12.0%
Anhanguera Educacional Participacoes SA	78,700	460,628
BM&F Bovespa SA	136,100	749,622
BR Malls Participacoes SA	65,500	585,621
Brasil Insurance Participacoes e Administracao SA	37,800	371,673
BTG Pactual Participations Ltd. unit	32,800	399,977
CCR SA	85,100	677,337
Cielo SA	28,380	711,487
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	14,100	640,986
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	37,238	1,390,839
Iguatemi Empresa de Shopping Centers SA	46,600	458,617
Itau Unibanco Holding SA sponsored ADR	115,108	1,487,195
Linx SA	13,300	222,566
Localiza Rent A Car SA	34,010	481,034
Multiplan Empreendimentos Imobiliarios SA	22,600	526,778
Multiplus SA	29,500	435,622
Odontoprev SA	87,900	362,417
Qualicorp SA (a)	64,900	494,163
Smiles SA	26,600	290,396
Souza Cruz SA	53,600	662,268
Tegma Gestao Logistica SA	12,700	143,486
Ultrapar Participacoes SA	28,900	692,144
Weg SA	31,400	396,695
TOTAL BRAZIL		12,641,551
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (e)	15,400	441,364
Canada - 0.0%
Ivanplats Ltd. (e)	16,016	23,300
Cayman Islands - 8.5%
51job, Inc. sponsored ADR (a)	5,355	361,516
Baidu.com, Inc. sponsored ADR (a)	4,657	440,226
Baoxin Auto Group Ltd.	541,000	346,667

	Shares	Value
Biostime International Holdings Ltd.	70,000	$ 392,597
Cimc Enric Holdings Ltd.	280,000	435,376
ENN Energy Holdings Ltd.	98,000	522,470
Eurasia Drilling Co. Ltd. GDR (Reg. S)	12,599	470,321
Golden Eagle Retail Group Ltd. (H Shares)	297,000	396,712
Greatview Aseptic Pack Co. Ltd.	866,000	535,943
Haitian International Holdings Ltd.	260,000	380,142
Hengdeli Holdings Ltd.	1,622,000	370,155
New Oriental Education & Technology Group, Inc. sponsored ADR	20,100	445,215
Sands China Ltd.	82,400	388,306
Shenzhou International Group Holdings Ltd.	154,000	442,777
SINA Corp. (a)	8,500	473,705
Sino Biopharmaceutical Ltd.	696,000	451,374
SouFun Holdings Ltd. ADR	17,689	439,041
Tencent Holdings Ltd.	40,900	1,604,139
TOTAL CAYMAN ISLANDS		8,896,682
China - 1.9%
China Pacific Insurance Group Co. Ltd. (H Shares)	210,000	670,122
Dongfeng Motor Group Co. Ltd. (H Shares)	376,000	502,235
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	117,500	790,802
TOTAL CHINA		1,963,159
Colombia - 1.1%
Almacenes Exito SA	34,558	575,462
Grupo de Inversiones Suramerica	29,275	569,753
TOTAL COLOMBIA		1,145,215
Finland - 0.8%
Kone Oyj (B Shares)	5,200	413,222
Nokian Tyres PLC	10,000	407,547
TOTAL FINLAND		820,769
France - 1.7%
Bureau Veritas SA	14,400	372,907
LVMH Moet Hennessy - Louis Vuitton SA	1,789	289,917
Pernod Ricard SA (d)	3,400	377,018
PPR SA	1,800	365,855
PPR SA rights 10/1/13 (a)	1,800	4,693
Sanofi SA sponsored ADR	7,900	406,929
TOTAL FRANCE		1,817,319
Germany - 0.4%
SAP AG	5,196	379,428
Hong Kong - 0.8%
AIA Group Ltd.	100,200	424,387
Galaxy Entertainment Group Ltd. (a)	84,000	411,550
TOTAL HONG KONG		835,937
Common Stocks - continued
	Shares	Value
India - 9.1%
Amara Raja Batteries Ltd.	15,272	$ 65,877
Asian Paints India Ltd.	5,967	464,717
Axis Bank Ltd.	6,961	154,951
Bajaj Auto Ltd.	15,924	514,622
Colgate-Palmolive (India)	9,474	215,935
CRISIL Ltd.	22,331	416,327
Cummins India Ltd.	54,723	418,973
HDFC Bank Ltd.	83,808	937,229
Housing Development Finance Corp. Ltd. (a)	71,398	1,054,246
ITC Ltd.	143,299	780,727
Larsen & Toubro Ltd.	20,960	495,684
Mahindra & Mahindra Ltd.	31,563	514,589
Maruti Suzuki India Ltd.	15,478	400,120
Sun Pharmaceutical Industries Ltd.	32,236	547,735
Sun TV Ltd.	64,539	411,520
Tata Consultancy Services Ltd.	32,245	822,279
Tata Motors Ltd.	109,961	515,397
Titan Industries Ltd.	99,113	372,092
United Spirits Ltd. (a)	13,148	478,764
TOTAL INDIA		9,581,784
Indonesia - 6.5%
PT Astra International Tbk	1,245,000	878,089
PT Bank Central Asia Tbk	836,500	842,824
PT Bank Rakyat Indonesia Tbk	908,140	709,129
PT Global Mediacom Tbk	2,233,000	483,725
PT Indocement Tunggal Prakarsa Tbk	239,500	590,004
PT Jasa Marga Tbk	716,500	436,760
PT Kalbe Farma Tbk	3,507,000	508,826
PT Media Nusantara Citra Tbk	1,589,000	500,317
PT Mitra Adiperkasa Tbk	505,000	356,172
PT Semen Gresik (Persero) Tbk	344,000	592,687
PT Surya Citra Media Tbk	1,518,000	416,782
PT Tower Bersama Infrastructure Tbk (a)	923,000	483,589
PT United Tractors Tbk	11,500	21,088
TOTAL INDONESIA		6,819,992
Italy - 0.4%
Prada SpA	46,100	418,440
Korea (South) - 8.4%
Hotel Shilla Co.	5,602	299,126
Hyundai Mobis	3,794	906,654
Hyundai Motor Co.	7,731	1,526,033
LG Household & Health Care Ltd.	1,123	548,524
NHN Corp.	2,994	761,342
Samsung Electronics Co. Ltd.	4,058	4,767,011
TOTAL KOREA (SOUTH)		8,808,690

	Shares	Value
Malaysia - 1.2%
Bumiputra-Commerce Holdings Bhd	296,100	$ 775,980
Public Bank Bhd	95,600	512,570
TOTAL MALAYSIA		1,288,550
Mexico - 6.5%
Alsea S.A.B. de CV	163,885	390,062
Banregio Grupo Financiero SA	81,271	432,339
Bolsa Mexicana de Valores SA de CV	158,717	393,686
Coca-Cola FEMSA S.A.B. de CV Series L	47,300	666,054
Fomento Economico Mexicano S.A.B. de CV unit	111,600	1,156,786
Grupo Aeroportuario del Pacifico SA de CV Series B	82,400	417,359
Grupo Aeroportuario del Sureste SA de CV Series B	40,000	445,242
Grupo Financiero Banorte S.A.B. de CV Series O	134,200	794,587
Grupo Mexico SA de CV Series B	267,700	774,334
Grupo Televisa SA de CV	170,700	853,009
Mexichem S.A.B. de CV	135,080	562,840
TOTAL MEXICO		6,886,298
Netherlands - 1.2%
ASML Holding NV (Netherlands)	5,121	404,256
Heineken NV (Bearer)	6,000	382,295
Yandex NV (a)	16,800	464,184
TOTAL NETHERLANDS		1,250,735
Nigeria - 0.8%
Guaranty Trust Bank PLC GDR (Reg. S)	67,033	449,791
Nigerian Breweries PLC (a)	401,361	385,482
TOTAL NIGERIA		835,273
Panama - 0.4%
Copa Holdings SA Class A	3,000	393,360
Philippines - 3.2%
Alliance Global Group, Inc.	815,500	442,754
Ayala Corp.	34,260	461,039
International Container Terminal Services, Inc.	220,330	444,750
Metropolitan Bank & Trust Co.	178,650	460,096
Security Bank Corp.	115,530	405,293
SM Investments Corp.	24,380	605,258
SM Prime Holdings, Inc.	1,413,100	534,421
TOTAL PHILIPPINES		3,353,611
Russia - 2.9%
Magnit OJSC GDR (Reg. S)	15,900	909,480
NOVATEK OAO GDR (Reg. S)	6,700	800,650
Sberbank (Savings Bank of the Russian Federation) (a)	484,700	1,379,325
TOTAL RUSSIA		3,089,455
Common Stocks - continued
	Shares	Value
South Africa - 6.9%
Aspen Pharmacare Holdings Ltd.	29,902	$ 686,880
Barloworld Ltd.	51,686	426,139
Bidvest Group Ltd.	28,000	693,836
Clicks Group Ltd.	76,322	428,358
Discovery Ltd.	65,137	553,909
Imperial Holdings Ltd.	27,538	584,633
Life Healthcare Group Holdings Ltd.	154,300	585,354
Mr Price Group Ltd.	38,813	528,891
Nampak Ltd.	135,100	448,964
Naspers Ltd. Class N	17,600	1,299,741
Shoprite Holdings Ltd.	35,727	670,443
Wilson Bayly Holmes-Ovcon Ltd.	20,093	313,010
TOTAL SOUTH AFRICA		7,220,158
Sweden - 0.3%
Atlas Copco AB (A Shares)	15,000	362,357
Switzerland - 2.0%
Compagnie Financiere Richemont SA Series A	3,359	297,120
Nestle SA	4,588	301,066
Schindler Holding AG (Reg.)	2,870	388,926
SGS SA (Reg.)	130	279,255
Swatch Group AG (Bearer)	750	410,513
Syngenta AG (Switzerland)	1,062	414,136
TOTAL SWITZERLAND		2,091,016
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	840,000	3,040,982
Thailand - 2.7%
Airports of Thailand PCL (For. Reg.)	93,800	509,766
BEC World PCL (For. Reg.)	172,100	326,105
Kasikornbank PCL (For. Reg.)	126,600	800,310
Siam Commercial Bank PCL (For. Reg.)	134,400	745,583
Thai Beverage PCL	911,000	424,055
TOTAL THAILAND		2,805,819
Togo - 0.4%
Ecobank Transnational, Inc.	4,843,906	444,067
Turkey - 2.6%
Coca-Cola Icecek A/S	17,115	492,499
Enka Insaat ve Sanayi A/S	176,475	443,772
Koc Holding A/S	104,000	499,321
Tupras Turkiye Petrol Rafinelleri A/S	21,000	512,832
Turkiye Garanti Bankasi A/S	169,000	737,792
TOTAL TURKEY		2,686,216
United Kingdom - 3.0%
Aggreko PLC	15,713	392,416

	Shares	Value
British American Tobacco PLC (United Kingdom)	7,800	$ 400,059
Burberry Group PLC	19,600	402,741
Diageo PLC	9,982	286,247
InterContinental Hotel Group PLC	10,938	300,601
Intertek Group PLC	7,242	321,960
Prudential PLC	25,541	416,900
Standard Chartered PLC (United Kingdom)	17,143	372,071
Unilever PLC	7,600	307,665
TOTAL UNITED KINGDOM		3,200,660
United States of America - 4.3%
American Tower Corp.	5,480	400,972
Colgate-Palmolive Co.	7,200	412,488
FMC Corp.	6,400	390,784
Google, Inc. Class A (a)	450	396,167
MasterCard, Inc. Class A	680	390,660
Mead Johnson Nutrition Co. Class A	5,242	415,324
Philip Morris International, Inc.	4,500	389,790
Southern Copper Corp.	18,500	510,970
Visa, Inc. Class A	2,300	420,325
Yahoo!, Inc. (a)	13,000	326,430
Yum! Brands, Inc.	6,065	420,547
TOTAL UNITED STATES OF AMERICA		4,474,457
TOTAL COMMON STOCKS (Cost $92,603,782)		101,589,522
Nonconvertible Preferred Stocks - 1.1%

Brazil - 0.4%
Marcopolo SA (PN)	69,200	396,341
Colombia - 0.7%
Banco Davivienda SA	35,255	424,891
Grupo Aval Acciones Y Val SA	536,234	383,685
TOTAL COLOMBIA		808,576
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,313,375)		1,204,917
Money Market Funds - 0.8%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c) (Cost $787,250)	787,250	$ 787,250
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $94,704,407)		103,581,689
NET OTHER ASSETS (LIABILITIES) - 1.4%		1,505,819
NET ASSETS - 100%		$ 105,087,508
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $464,664 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 963
Fidelity Securities Lending Cash Central Fund	8,273
Total	$ 9,236
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,126,492	$ 18,500,146	$ 1,626,346	$ -
Consumer Staples	14,091,211	12,796,174	1,295,037	-
Energy	3,619,623	3,619,623	-	-
Financials	23,698,559	22,344,430	1,354,129	-
Health Care	4,043,678	4,043,678	-	-
Industrials	14,104,150	14,104,150	-	-
Information Technology	16,795,988	12,971,322	3,824,666	-
Materials	5,308,679	4,894,543	414,136	-
Telecommunication Services	483,589	483,589	-	-
Utilities	522,470	522,470	-	-
Money Market Funds	787,250	787,250	-	-
Total Investments in Securities:	$ 103,581,689	$ 95,067,375	$ 8,514,314	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 45,614,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $754,165) - See accompanying schedule: Unaffiliated issuers (cost $93,917,157)	$ 102,794,439
Fidelity Central Funds (cost $787,250)	787,250
Total Investments (cost $94,704,407)		$ 103,581,689
Foreign currency held at value (cost $741,944)		747,931
Receivable for investments sold		18,302,216
Receivable for fund shares sold		136,389
Dividends receivable		210,492
Distributions receivable from Fidelity Central Funds		1,667
Other receivables		7,799
Total assets		122,988,183

Liabilities
Payable to custodian bank	$ 119,340
Payable for investments purchased	9,263,801
Payable for fund shares redeemed	20,498
Accrued management fee	70,532
Distribution and service plan fees payable	1,015
Notes payable to affiliates	7,559,000
Other affiliated payables	15,624
Other payables and accrued expenses	63,615
Collateral on securities loaned, at value	787,250
Total liabilities		17,900,675

Net Assets		$ 105,087,508
Net Assets consist of:
Paid in capital		$ 102,006,443
Undistributed net investment income		593,835
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,416,689)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,903,919
Net Assets		$ 105,087,508

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($45,745,822 ÷ 5,458,010 shares)	$ 8.38

Service Class: Net Asset Value, offering price and redemption price per share ($79,266 ÷ 9,432 shares)	$ 8.40

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,819,954 ÷ 574,232 shares)	$ 8.39

Initial Class R: Net Asset Value, offering price and redemption price per share ($9,598,412 ÷ 1,144,989 shares)	$ 8.38

Service Class 2R: Net Asset Value, offering price and redemption price per share ($78,767 ÷ 9,354 shares)	$ 8.42

Investor Class R: Net Asset Value, offering price and redemption price per share ($44,765,287 ÷ 5,363,935 shares)	$ 8.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 1,296,724
Income from Fidelity Central Funds		9,236
Income before foreign taxes withheld		1,305,960
Less foreign taxes withheld		(105,317)
Total income		1,200,643

Expenses
Management fee	$ 444,409
Transfer agent fees	62,398
Distribution and service plan fees	5,784
Accounting and security lending fees	28,682
Custodian fees and expenses	36,665
Independent trustees' compensation	335
Audit	51,017
Legal	391
Interest	198
Miscellaneous	447
Total expenses before reductions	630,326
Expense reductions	(26,379)	603,947
Net investment income (loss)		596,696
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,160,604
Foreign currency transactions	(63,096)
Total net realized gain (loss)		1,097,508
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,365,825)
Assets and liabilities in foreign currencies	27,111
Total change in net unrealized appreciation (depreciation)		(6,338,714)
Net gain (loss)		(5,241,206)
Net increase (decrease) in net assets resulting from operations		$ (4,644,510)

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 596,696	$ 1,294,334
Net realized gain (loss)	1,097,508	(56,334)
Change in net unrealized appreciation (depreciation)	(6,338,714)	11,501,487
Net increase (decrease) in net assets resulting from operations	(4,644,510)	12,739,487
Distributions to shareholders from net investment income	-	(1,007,988)
Distributions to shareholders from net realized gain	-	(91,285)
Distributions to shareholders from tax return of capital	-	(106,326)
Total distributions	-	(1,205,599)
Share transactions - net increase (decrease)	2,227,384	7,291,850
Redemption fees	7,143	6,318
Total increase (decrease) in net assets	(2,409,983)	18,832,056

Net Assets
Beginning of period	107,497,491	88,665,435
End of period (including undistributed net investment income of $593,835 and distributions in excess of net investment income of $2,861, respectively)	$ 105,087,508	$ 107,497,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 7.74	$ 9.91	$ 8.51	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11	.13	.09	.04	.13
Net realized and unrealized gain (loss)	(.42)	1.00	(2.22)	1.43	3.64	(5.19)
Total from investment operations	(.37)	1.11	(2.09)	1.52	3.68	(5.06)
Distributions from net investment income	-	(.08)	(.09)	(.08)	(.02)	(.08)
Distributions from net realized gain	-	(.01)	-	(.04)	(.03)	-
Return of Capital	-	(.01)	-	-	-	-
Total distributions	-	(.10)	(.09)	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	.02
Net asset value, end of period	$ 8.38	$ 8.75	$ 7.74	$ 9.91	$ 8.51	$ 4.88
Total Return B, C, D	(4.23)%	14.37%	(21.01)%	17.89%	75.40%	(50.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.09% A	1.38%	1.31%	1.33%	2.85%	3.92% A
Expenses net of fee waivers, if any	1.09% A	1.10%	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.05% A	1.05%	1.02%	1.04%	1.02%	1.02% A
Net investment income (loss)	1.13% A	1.36%	1.46%	1.05%	.60%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,746	$ 44,979	$ 29,478	$ 18,478	$ 250	$ 516
Portfolio turnover rate G	143% A	198%	151%	100%	70%	79% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 7.76	$ 9.94	$ 8.54	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10	.12	.08	.03	.12
Net realized and unrealized gain (loss)	(.42)	1.00	(2.23)	1.43	3.65	(5.19)
Total from investment operations	(.37)	1.10	(2.11)	1.51	3.68	(5.07)
Distributions from net investment income	-	(.07)	(.08)	(.07)	- J	(.07)
Distributions from net realized gain	-	(.01)	-	(.04)	(.02)	-
Return of Capital	-	(.01)	-	-	-	-
Total distributions	-	(.09)	(.08)	(.11)	(.02)	(.07)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	.02
Net asset value, end of period	$ 8.40	$ 8.77	$ 7.76	$ 9.94	$ 8.54	$ 4.88
Total Return B, C, D	(4.22)%	14.22%	(21.15)%	17.70%	75.49%	(50.53)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.47%	1.40%	1.48%	3.02%	4.02% A
Expenses net of fee waivers, if any	1.19% A	1.20%	1.20%	1.20%	1.20%	1.20% A
Expenses net of all reductions	1.14% A	1.15%	1.12%	1.14%	1.12%	1.12% A
Net investment income (loss)	1.03% A	1.26%	1.35%	.95%	.50%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 83	$ 72	$ 102	$ 118	$ 396
Portfolio turnover rate G	143% A	198%	151%	100%	70%	79% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 7.76	$ 9.95	$ 8.56	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.09	.11	.07	.02	.11
Net realized and unrealized gain (loss)	(.42)	1.00	(2.24)	1.43	3.66	(5.19)
Total from investment operations	(.38)	1.09	(2.13)	1.50	3.68	(5.08)
Distributions from net investment income	-	(.06)	(.07)	(.07)	-	(.06)
Distributions from net realized gain	-	(.01)	-	(.04)	-	-
Return of Capital	-	(.01)	-	-	-	-
Total distributions	-	(.08)	(.07)	(.11)	-	(.06)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	.02
Net asset value, end of period	$ 8.39	$ 8.77	$ 7.76	$ 9.95	$ 8.56	$ 4.88
Total Return B, C, D	(4.33)%	14.10%	(21.30)%	17.57%	75.41%	(50.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34% A	1.63%	1.54%	1.59%	3.17%	4.17% A
Expenses net of fee waivers, if any	1.34% A	1.35%	1.35%	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.29% A	1.30%	1.27%	1.30%	1.27%	1.27% A
Net investment income (loss)	.88% A	1.11%	1.21%	.80%	.35%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,820	$ 4,042	$ 2,249	$ 1,348	$ 117	$ 395
Portfolio turnover rate G	143% A	198%	151%	100%	70%	79% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 7.74	$ 9.92	$ 8.51	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11	.14	.09	.04	.11
Net realized and unrealized gain (loss)	(.42)	1.00	(2.24)	1.44	3.63	(5.16)
Total from investment operations	(.37)	1.11	(2.10)	1.53	3.67	(5.05)
Distributions from net investment income	-	(.08)	(.09)	(.08)	(.02)	(.08)
Distributions from net realized gain	-	(.01)	-	(.04)	(.03)	-
Return of Capital	-	(.01)	-	-	-	-
Total distributions	-	(.10)	(.09)	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	- J	.01	- J	.01	.01
Net asset value, end of period	$ 8.38	$ 8.75	$ 7.74	$ 9.92	$ 8.51	$ 4.88
Total Return B, C, D	(4.23)%	14.37%	(21.09)%	18.01%	75.40%	(50.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.37%	1.30%	1.35%	2.03%	3.71% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.05% A	1.05%	1.02%	1.04%	1.02%	1.02% A
Net investment income (loss)	1.12% A	1.36%	1.46%	1.05%	.60%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,598	$ 11,344	$ 14,870	$ 30,649	$ 31,314	$ 3,158
Portfolio turnover rate G	143% A	198%	151%	100%	70%	79% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.80	$ 7.79	$ 9.97	$ 8.56	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.09	.11	.07	.02	.11
Net realized and unrealized gain (loss)	(.42)	1.00	(2.24)	1.43	3.66	(5.19)
Total from investment operations	(.38)	1.09	(2.13)	1.50	3.68	(5.08)
Distributions from net investment income	-	(.06)	(.06)	(.06)	-	(.06)
Distributions from net realized gain	-	(.01)	-	(.04)	-	-
Return of Capital	-	(.01)	-	-	-	-
Total distributions	-	(.08)	(.06)	(.09) K	-	(.06)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	.02
Net asset value, end of period	$ 8.42	$ 8.80	$ 7.79	$ 9.97	$ 8.56	$ 4.88
Total Return B, C, D	(4.32)%	14.00%	(21.24)%	17.60%	75.41%	(50.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34% A	1.62%	1.56%	1.63%	3.17%	4.17% A
Expenses net of fee waivers, if any	1.34% A	1.35%	1.35%	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.29% A	1.30%	1.27%	1.29%	1.27%	1.27% A
Net investment income (loss)	.88% A	1.10%	1.20%	.80%	.35%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 82	$ 72	$ 102	$ 117	$ 395
Portfolio turnover rate G	143% A	198%	151%	100%	70%	79% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.09 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.037 per share.

Financial Highlights - Investor Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 7.72	$ 9.89	$ 8.50	$ 4.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11	.13	.08	.04	.10
Net realized and unrealized gain (loss)	(.41)	.98	(2.22)	1.43	3.63	(5.16)
Total from investment operations	(.36)	1.09	(2.09)	1.51	3.67	(5.06)
Distributions from net investment income	-	(.08)	(.09)	(.08)	(.02)	(.08)
Distributions from net realized gain	-	(.01)	-	(.04)	(.03)	-
Return of Capital	-	(.01)	-	-	-	-
Total distributions	-	(.10)	(.09)	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	- J	.01	- J	.01	.01
Net asset value, end of period	$ 8.35	$ 8.71	$ 7.72	$ 9.89	$ 8.50	$ 4.87
Total Return B, C, D	(4.13)%	14.14%	(21.05)%	17.79%	75.56%	(50.55)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.18% A	1.46%	1.38%	1.42%	2.07%	3.81% A
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18%	1.18%	1.18%	1.18% A
Expenses net of all reductions	1.13% A	1.13%	1.10%	1.12%	1.10%	1.10% A
Net investment income (loss)	1.05% A	1.28%	1.37%	.97%	.52%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,765	$ 46,967	$ 41,924	$ 53,089	$ 40,070	$ 3,377
Portfolio turnover rate G	143% A	198%	151%	100%	70%	79% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

For the period December 31, 2012, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,645,408
Gross unrealized depreciation	(5,048,967)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,596,441

Tax cost	$ 95,985,248

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (773,916)
2017	(2,824,257)
Total with expiration	(3,598,173)
No expiration
Short-term	(3,666,886)
Total capital loss carryforward	$ (7,265,059)

Trading (Redemption) Fees. Initial Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $79,281,556 and $77,619,129, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 42
Service Class 2	5,638
Service Class 2R	104
$ 5,784

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 17,835
Service Class	29
Service Class 2	1,587
Initial Class R	4,724
Service Class 2R	29
Investor Class R	38,194
$ 62,398

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $248 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,559,000.31%		$ 198

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $138 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,273. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $26,379 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 423,228
Service Class	-	707
Service Class 2	-	29,964
Initial Class R	-	107,482
Service Class 2R	-	581
Investor Class R	-	446,026
Total	$ -	$ 1,007,988

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended June 30, 2013	Year ended December 31, 2012
From net realized gain
Initial Class	$ -	$ 38,030
Service Class	-	70
Service Class 2	-	3,378
Initial Class R	-	9,658
Service Class 2R	-	70
Investor Class R	-	40,079
Total	$ -	$ 91,285
Tax Return of Capital
Initial Class	$ -	$ 44,296
Service Class	-	82
Service Class 2	-	3,935
Initial Class R	-	11,249
Service Class 2R	-	82
Investor Class R	-	46,682
Total	$ -	$ 106,326

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	698,554	1,795,123	$ 6,116,165	$ 14,860,844
Reinvestment of distributions	-	58,922	-	505,554
Shares redeemed	(383,371)	(520,087)	(3,403,261)	(4,326,747)
Net increase (decrease)	315,183	1,333,958	$ 2,712,904	$ 11,039,651
Service Class
Reinvestment of distributions	-	100	-	858
Service Class 2
Shares sold	145,912	205,197	$ 1,300,915	$ 1,709,550
Reinvestment of distributions	-	4,330	-	37,277
Shares redeemed	(32,584)	(38,252)	(289,917)	(320,023)
Net increase (decrease)	113,328	171,275	$ 1,010,998	$ 1,426,804
Initial Class R
Shares sold	146,086	305,108	$ 1,298,710	$ 2,561,953
Reinvestment of distributions	-	14,964	-	128,390
Shares redeemed	(297,876)	(944,184)	(2,654,693)	(7,798,843)
Net increase (decrease)	(151,790)	(624,112)	$ (1,355,983)	$ (5,108,500)
Service Class 2R
Reinvestment of distributions	-	85	-	733
Investor Class R
Shares sold	870,467	1,502,832	$ 7,687,336	$ 12,517,464
Reinvestment of distributions	-	62,314	-	532,787
Shares redeemed	(897,520)	(1,607,620)	(7,827,871)	(13,117,947)
Net increase (decrease)	(27,053)	(42,474)	$ (140,535)	$ (67,696)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other - continued

At the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 21% of the total outstanding shares of the fund. The VIP Freedom Funds and VIP Investor Freedom Funds were the owners of record, in the aggregate, of approximately 59% of the total outstanding shares of the Fund. In addition, FMR or its affiliates were the owners of record of 35% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPEMR-SANN-0813
1.872305.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 21, 2013